UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

Paul J. Battaglia       290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code:    585-325-6880

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020 through April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

www.manning-napier.com

Manning & Napier Fund, Inc.

Equity Series

Paper copies of the Series’ shareholder reports are no longer sent by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online. Each time a report is posted on the Series’ website you will be provided with a link to access the report online, either by mail (hard copy notice) or by email, if you have already signed up for electronic delivery of shareholder reports.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Additionally, If you have not yet signed up for electronic delivery of shareholder reports and other Fund communications, you may do so by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/20	ENDING ACCOUNT VALUE 4/30/21	EXPENSES PAID DURING PERIOD* 11/1/20 - 4/30/21	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,298.20	$5.98	1.05%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.59	$5.26	1.05%
Class W
Actual	$1,000.00	$1,305.00	$0.29	0.05%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

 1

Equity Series

Portfolio Composition as of April 30, 2021

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

 2

Equity Series

Investment Portfolio - April 30, 2021

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 97.8%

Communication Services - 12.0%
Entertainment - 2.8%
Activision Blizzard, Inc.	7,063	$644,075
Electronic Arts, Inc.	5,017	712,815
The Walt Disney Co.*	4,141	770,309
		2,127,199
Interactive Media & Services - 7.5%
Alphabet, Inc. - Class A*	870	2,047,545
Alphabet, Inc. - Class C*	105	253,063
Facebook, Inc. - Class A*	10,596	3,444,548
		5,745,156
Media - 1.7%
Charter Communications, Inc. - Class A*	2,005	1,350,267
Total Communication Services		9,222,622
Consumer Discretionary - 10.9%
Hotels, Restaurants & Leisure - 1.7%
Expedia Group, Inc.*	7,335	1,292,647
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc.*	756	2,621,369
Multiline Retail - 3.5%
Dollar General Corp.	5,679	1,219,565
Dollar Tree, Inc.*	12,755	1,465,550
		2,685,115
Specialty Retail - 1.4%
AutoZone, Inc.*	739	1,081,985
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. - Class B	4,984	660,978
Total Consumer Discretionary		8,342,094
Consumer Staples - 6.1%
Beverages - 3.6%
The Coca-Cola Co.	25,015	1,350,309
Constellation Brands, Inc. - Class A	2,610	627,235
PepsiCo, Inc.	5,199	749,488
		2,727,032
Food Products - 2.5%
Mondelez International, Inc. - Class A	31,680	1,926,461
Total Consumer Staples		4,653,493
Energy - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
Cabot Oil & Gas Corp.	74,120	1,235,581
ConocoPhillips	16,437	840,588
EOG Resources, Inc.	9,933	731,466
EQT Corp.*	48,050	917,755
Exxon Mobil Corp.	17,605	1,007,710
Pioneer Natural Resources Co.	6,165	948,362
Total Energy		5,681,462
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Financials - 12.8%
Banks - 1.4%
East West Bancorp, Inc.	14,134	$1,076,304
Capital Markets - 8.0%
BlackRock, Inc.	1,625	1,331,363
Cboe Global Markets, Inc.	7,155	746,767
CME Group, Inc.	3,770	761,502
Intercontinental Exchange, Inc.	12,180	1,433,708
Moody’s Corp.	2,545	831,477
S&P Global, Inc.	2,605	1,016,966
		6,121,783
Consumer Finance - 1.3%
American Express Co.	6,451	989,261
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. - Class B*	3,010	827,599
Insurance - 1.0%
W. R. Berkley Corp.	9,775	779,263
Total Financials		9,794,210
Health Care - 14.6%
Biotechnology - 4.9%
BioMarin Pharmaceutical, Inc.*	12,958	1,009,688
Incyte Corp.*	3,935	335,970
Seagen, Inc.*	6,778	974,405
Vertex Pharmaceuticals, Inc.*	6,586	1,437,065
		3,757,128
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp.*	14,735	642,446
Heska Corp.*	1,966	359,090
IDEXX Laboratories, Inc.*	1,505	826,230
Intuitive Surgical, Inc.*	455	393,575
		2,221,341
Health Care Providers & Services - 3.3%
Humana, Inc.	2,620	1,166,529
UnitedHealth Group, Inc.	3,410	1,359,908
		2,526,437
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	1,805	848,765
Pharmaceuticals - 2.4%
Johnson & Johnson	9,140	1,487,352
Zoetis, Inc.	2,160	373,745
		1,861,097
Total Health Care		11,214,768
Industrials - 4.0%
Commercial Services & Supplies - 0.7%
Copart, Inc.*	4,725	588,309

The accompanying notes are an integral part of the financial statements.

 3

Equity Series

Investment Portfolio - April 30, 2021

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery - 1.0%
Westinghouse Air Brake Technologies Corp.	9,070	$744,375
Professional Services - 1.0%
Insperity, Inc.	8,635	755,908
Road & Rail - 1.3%
Norfolk Southern Corp.	3,570	996,887
Total Industrials		3,085,479
Information Technology - 19.4%
Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	3,149	561,561
IT Services - 7.0%
Mastercard, Inc. - Class A	6,055	2,313,373
PayPal Holdings, Inc.*	5,169	1,355,777
Visa, Inc. - Class A	7,080	1,653,605
		5,322,755
Semiconductors & Semiconductor Equipment - 3.8%
Micron Technology, Inc.*	18,337	1,578,266
NVIDIA Corp.	2,141	1,285,413
		2,863,679
Software - 7.9%
Box, Inc. - Class A*	17,955	382,442
Fair Isaac Corp.*	1,496	780,029
Microsoft Corp.	11,230	2,831,982
salesforce.com, Inc.*	3,395	781,936
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
ServiceNow, Inc.*	2,573	$1,302,890
		6,079,279
Total Information Technology		14,827,274
Materials - 5.1%
Chemicals - 1.9%
FMC Corp.	12,041	1,423,728
Construction Materials - 1.7%
Martin Marietta Materials, Inc.	1,435	506,727
Vulcan Materials Co.	4,370	778,909
		1,285,636
Containers & Packaging - 1.5%
Graphic Packaging Holding Co.	63,245	1,173,195
Total Materials		3,882,559
Real Estate - 5.5%
Equity Real Estate Investment Trusts (REITS) - 5.5%
American Homes 4 Rent - Class A	11,480	425,219
American Tower Corp.	3,910	996,151
Equinix, Inc.	892	642,918
Invitation Homes, Inc.	11,894	417,004
SBA Communications Corp.	5,824	1,745,569
Total Real Estate		4,226,861
TOTAL COMMON STOCKS
(Identified Cost $47,869,506)		74,930,822

SHORT-TERM INVESTMENT - 2.4%

Dreyfus Government Cash Management,
Institutional Shares, 0.03%[1]
(Identified Cost $1,803,908)	1,803,908	1,803,908

TOTAL INVESTMENTS - 100.2%
(Identified Cost $49,673,414)		76,734,730
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(147,753)
NET ASSETS - 100%		$76,586,977

*Non-income producing security.

1Rate shown is the current yield as of April 30, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

 4

Equity Series

Statement of Assets and Liabilities

April 30, 2021 (unaudited)

ASSETS:

Investments, at value (identified cost $49,673,414) (Note 2)	$76,734,730
Dividends receivable	14,961
Receivable for fund shares sold	47
Prepaid and other expenses	23,825

TOTAL ASSETS	76,773,563

LIABILITIES:

Accrued management fees (Note 3)	33,007
Accrued shareholder services fees (Class S) (Note 3)	15,462
Accrued fund accounting and administration fees (Note 3)	11,259
Accrued transfer agent fees (Note 3)	8,387
Accrued Chief Compliance Officer service fees (Note 3)	1,981
Payable for fund shares repurchased	83,917
Audit fees payable	22,041
Printing fees payable	10,251
Other payables and accrued expenses	281

TOTAL LIABILITIES	186,586

TOTAL NET ASSETS	$76,586,977

NET ASSETS CONSIST OF:

Capital stock	$44,671
Additional paid-in-capital	43,978,010
Total distributable earnings (loss)	32,564,296

TOTAL NET ASSETS	$76,586,977

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($76,119,374/4,439,956 shares)	$17.14

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($467,603/27,186 shares)	$17.20

The accompanying notes are an integral part of the financial statements.

 5

Equity Series

Statement of Operations

For the Six Months Ended April 30, 2021 (unaudited)

INVESTMENT INCOME:

Dividends	$333,179

EXPENSES:

Management fees (Note 3)	261,295
Shareholder services fees (Class S) (Note 3)	86,573
Fund accounting and administration fees (Note 3)	22,430
Directors’ fees (Note 3)	3,958
Chief Compliance Officer service fees (Note 3)	2,983
Custodian fees	1,752
Miscellaneous	69,402

Total Expenses	448,393
Less reduction of expenses (Note 3)	(84,680)

Net Expenses	363,713

NET INVESTMENT LOSS	(30,534)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	6,341,090

Net change in unrealized appreciation (depreciation) on investments	11,511,447

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	17,852,537

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,822,003

The accompanying notes are an integral part of the financial statements.

 6

Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/21 (UNAUDITED)	FOR THE YEAR ENDED 10/31/20
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$(30,534)	$28,312
Net realized gain (loss) on investments	6,341,090	5,039,992
Net change in unrealized appreciation (depreciation) on investments	11,511,447	2,979,452

Net increase (decrease) from operations	17,822,003	8,047,756

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(5,290,997)	(6,221,729)
Class W	(35,028)	(33,999)

Total distributions to shareholders	(5,326,025)	(6,255,728)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	3,943,778	(5,714,473)

Net increase (decrease) in net assets	16,439,756	(3,922,445)

NET ASSETS:

Beginning of period	60,147,221	64,069,666

End of period	$76,586,977	$60,147,221

The accompanying notes are an integral part of the financial statements.

 7

Equity Series

Financial Highlights - Class S*

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)		10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.32		$13.89	$14.28	$14.27	$12.20	$16.62
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)		0.01	0.02	(0.02)	0.01	(0.07)
Net realized and unrealized gain (loss) on investments	4.09		1.81	1.86	1.07	2.63	0.64
Total from investment operations	4.08		1.82	1.88	1.05	2.64	0.57
Less distributions to shareholders:
From net investment income	(0.00)[2]		(0.03)	(0.01)	—	—	(0.00)[2]
From net realized gain on investments	(1.26)		(1.36)	(2.26)	(1.04)	(0.57)	(4.99)
Total distributions to shareholders	(1.26)		(1.39)	(2.27)	(1.04)	(0.57)	(4.99)
Net asset value - End of period	$17.14		$14.32	$13.89	$14.28	$14.27	$12.20
Net assets - End of period (000’s omitted)	$76,119		$59,789	$63,701	$69,562	$83,355	$98,470
Total return[3]	29.82%		14.00% [4]	16.88%	7.67%	22.68% [5]	6.16%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.05%	[6]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	(0.09%	)[6]	0.04%	0.12%	(0.17% )	0.10%	(0.55% )
Series portfolio turnover	20%		49%	48%	45%	71%	40%

*Effective March 1, 2017, Class A shares of the Series have been designated as Class S shares.

**The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.24%	[6]	0.26%	0.24%	0.17%	0.15%	0.09%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the Class’ total return is 13.76%.

5Includes litigation proceeds. Excluding this amount, the Class’ total return is 21.48%.

6Annualized.

The accompanying notes are an integral part of the financial statements.

 8

Equity Series

Financial Highlights - Class W

	FOR THE
	SIX MONTHS			FOR THE
	ENDED		FOR THE	PERIOD
	4/30/21		YEAR ENDED	3/1/19[1] TO
	(UNAUDITED)		10/31/20	10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.42		$13.98	$12.53
Income from investment operations:
Net investment income[2]	0.07		0.14	0.09
Net realized and unrealized gain (loss) on investments	4.12		1.82	1.36
Total from investment operations	4.19		1.96	1.45
Less distributions to shareholders:
From net investment income	(0.15)		(0.16)	—
From net realized gain on investments	(1.26)		(1.36)	—
Total distributions to shareholders	(1.41)		(1.52)	—
Net asset value - End of period	$17.20		$14.42	$13.98
Net assets - End of period (000’s omitted)	$468		$358	$369
Total return[3]	30.50%		15.15% [4]	11.57%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[5]	0.05%	0.05%	[5]
Net investment income	0.91%	[5]	1.03%	1.04%	[5]
Series portfolio turnover	20%		49%	48%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.99%	[5]	1.01%	1.00%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the Class’ total return is 14.99%.

5Annualized.

The accompanying notes are an integral part of the financial statements.

 9

Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital.

The Series is authorized to issue two classes of shares (Class S and Class W). Each class of shares is substantially the same, except that Class S shares bear shareholder servicing fees.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2021, 6.3 billion shares have been designated in total among 15 series, of which 200 million have been designated as Equity Series Class S common stock and 100 million have been designated as Equity Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input

10

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$9,222,622	$9,222,622	$—	$—
Consumer Discretionary	8,342,094	8,342,094	—	—
Consumer Staples	4,653,493	4,653,493	—	—
Energy	5,681,462	5,681,462	—	—
Financials	9,794,210	9,794,210	—	—
Health Care	11,214,768	11,214,768	—	—
Industrials	3,085,479	3,085,479	—	—
Information Technology	14,827,274	14,827,274	—	—
Materials	3,882,559	3,882,559	—	—
Real Estate	4,226,861	4,226,861	—	—
Short-Term Investment	1,803,908	1,803,908	—	—
Total assets	$76,734,730	$76,734,730	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2020 or April 30, 2021.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2021, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

11

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2017 through October 31, 2020. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S shares. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

12

Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and waived Class W management fees (collectively, “excluded expenses”), to 0.80% of the average daily net assets of the Class S shares and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $1,575 in management fees for Class W shares for the six months ended April 30, 2021. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $82,604 and $501 for Class S and Class W shares, respectively, for the six months ended April 30, 2021. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2021, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of April 30, 2021, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2022	2023	2024
Class S	$108,913	$158,101	$82,604
Class W	612	872	501

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2021, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $13,322,681 and $14,959,332, respectively. There were no purchases or sales of U.S. Government securities.

The Series received proceeds from settlement of litigation where they were able to recover a portion of investment losses previously realized by the Series. This amount is shown as litigation proceeds in the Statement of Operations.

13

Equity Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S and Class W shares of Equity Series were:

CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/21		10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	191,542	$3,023,272	456,165	$5,779,151
Reinvested	342,989	5,141,405	461,351	6,066,767
Repurchased	(268,866)	(4,255,926)	(1,328,493)	(17,536,295)
Total	265,665	$3,908,751	(410,977)	$(5,690,377)

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/21		10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	2,339	35,027	2,589	33,999
Repurchased	—	—	(4,135)	(58,095)
Total	2,339	$35,027	(1,546)	$(24,096)

At April 30, 2021, the Advisor and its affiliates owned 13.6% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund (with the exception of Credit Series) may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2021 unless extended or renewed. During the six months ended April 30, 2021, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2021.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

14

Equity Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2020, were as follows:

Ordinary income	$939,196
Long-term capital gains	5,316,532

At April 30, 2021, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$49,920,525
Unrealized appreciation	26,839,505
Unrealized depreciation	(25,300)
Net unrealized appreciation	$26,814,205

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Series’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Series’ service providers and disrupt the Series’ operations. Management of the Series will continue to monitor the impact of COVID-19.

15

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16

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17

Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEQY-04/21-SAR

18

www.manning-napier.com

Manning & Napier Fund, Inc.

Disciplined Value Series

Paper copies of the Series’ shareholder reports are no longer sent by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online. Each time a report is posted on the Series’ website you will be provided with a link to access the report online, either by mail (hard copy notice) or by email, if you have already signed up for electronic delivery of shareholder reports.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Additionally, If you have not yet signed up for electronic delivery of shareholder reports and other Fund communications, you may do so by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

Disciplined Value Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/20	ENDING ACCOUNT VALUE 4/30/21	EXPENSES PAID DURING PERIOD* 11/1/20 - 4/30/21	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,314.30	$4.19	0.73%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%
Class I
Actual	$1,000.00	$1,315.50	$3.10	0.54%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.12	$2.71	0.54%
Class W
Actual	$1,000.00	$1,318.40	$0.63	0.11%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.25	$0.55	0.11%
Class Z
Actual	$1,000.00	$1,316.00	$2.35	0.41%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.76	$2.06	0.41%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Disciplined Value Series

Portfolio Composition as of April 30, 2021

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

2

Disciplined Value Series

Investment Portfolio - April 30, 2021

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.8%

Communication Services - 6.4%
Diversified Telecommunication Services -2.8%
Verizon Communications, Inc.	241,789	$13,972,987
Media - 3.6%
Comcast Corp. - Class A	270,910	15,211,596
Omnicom Group, Inc.	28,999	2,385,458
		17,597,054
Total Communication Services		31,570,041
Consumer Discretionary - 6.2%
Distributors - 0.5%
Genuine Parts Co.	20,729	2,590,503
Household Durables - 1.0%
Garmin Ltd.	22,393	3,073,215
Whirlpool Corp.	8,439	1,995,402
		5,068,617
Specialty Retail - 4.7%
Best Buy Co., Inc.	31,157	3,622,624
The Home Depot, Inc.	54,019	17,484,330
Williams-Sonoma, Inc.	11,680	1,994,360
		23,101,314
Total Consumer Discretionary		30,760,434
Consumer Staples - 17.6%
Food & Staples Retailing - 4.2%
The Kroger Co.	90,271	3,298,502
Walmart, Inc.	124,244	17,382,978
		20,681,480
Food Products - 7.3%
Archer-Daniels-Midland Co.	62,184	3,925,676
Bunge Ltd.	22,208	1,874,799
Campbell Soup Co.	45,111	2,154,050
Conagra Brands, Inc.	68,750	2,549,938
General Mills, Inc.	67,647	4,116,996
The Hershey Co.	23,554	3,869,922
The J.M. Smucker Co.	16,616	2,176,530
The Kraft Heinz Co.	119,258	4,924,163
Mondelez International, Inc. - Class A	119,232	7,250,498
Tyson Foods, Inc. - Class A	42,033	3,255,456
		36,098,028
Household Products - 6.1%
The Clorox Co.	15,854	2,893,355
Colgate-Palmolive Co.	75,182	6,067,188
Kimberly-Clark Corp.	34,376	4,583,008
The Procter & Gamble Co.	126,750	16,910,985
		30,454,536
Total Consumer Staples		87,234,044
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials - 13.8%
Banks - 8.9%
Citigroup, Inc.	140,866	$10,035,294
Comerica, Inc.	21,960	1,650,514
Fifth Third Bancorp	83,292	3,376,658
Huntington Bancshares, Inc.	138,248	2,117,959
JPMorgan Chase & Co.	111,129	17,092,751
Regions Financial Corp.	123,123	2,684,081
U.S. Bancorp	120,777	7,168,115
		44,125,372
Insurance - 4.9%
The Allstate Corp.	32,036	4,062,165
Chubb Ltd.	38,926	6,679,312
Cincinnati Financial Corp.	21,884	2,465,889
Everest Re Group Ltd.	6,585	1,823,716
Fidelity National Financial, Inc.	42,429	1,935,611
The Hartford Financial Services Group, Inc.	44,624	2,943,399
The Travelers Companies, Inc.	27,368	4,232,735
		24,142,827
Total Financials		68,268,199
Health Care - 9.8%
Biotechnology - 1.4%
Gilead Sciences, Inc.	106,630	6,767,806
Health Care Providers & Services - 0.5%
Quest Diagnostics, Inc.	18,293	2,412,481
Pharmaceuticals - 7.9%
Bristol-Myers Squibb Co.	158,281	9,879,900
Johnson & Johnson	107,274	17,456,698
Merck & Co., Inc.	161,132	12,004,334
		39,340,932
Total Health Care		48,521,219
Industrials - 22.0%
Aerospace & Defense - 4.6%
General Dynamics Corp.	27,329	5,198,796
L3Harris Technologies, Inc.	20,569	4,303,652
Lockheed Martin Corp.	20,726	7,887,486
Northrop Grumman Corp.	15,002	5,317,309
		22,707,243
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	20,329	1,973,539
Building Products - 1.4%
A. O. Smith Corp.	26,407	1,789,074
Johnson Controls International plc	84,751	5,283,378
		7,072,452
Commercial Services & Supplies - 1.8%
Republic Services, Inc.	35,059	3,726,772

The accompanying notes are an integral part of the financial statements.

3

Disciplined Value Series

Investment Portfolio - April 30, 2021

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	39,053	$5,388,142
		9,114,914
Electrical Equipment - 2.6%
Eaton Corp. plc	39,039	5,579,844
Emerson Electric Co.	60,187	5,446,322
Hubbell, Inc.	9,009	1,729,818
		12,755,984
Industrial Conglomerates - 3.7%
3M Co.	42,897	8,456,715
Honeywell International, Inc.	45,337	10,111,964
		18,568,679
Machinery - 4.5%
Caterpillar, Inc.	41,861	9,548,913
Cummins, Inc.	17,142	4,320,470
Illinois Tool Works, Inc.	28,167	6,491,367
Snap-on, Inc.	8,119	1,929,074
		22,289,824
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp.	21,600	1,791,720
Road & Rail - 2.0%
Union Pacific Corp.	45,650	10,138,409
Trading Companies & Distributors - 0.6%
W. W. Grainger, Inc.	6,784	2,941,135
Total Industrials		109,353,899
Information Technology - 15.7%
Communications Equipment - 3.3%
Cisco Systems, Inc.	256,299	13,048,182
Motorola Solutions, Inc.	18,927	3,563,954
		16,612,136
IT Services - 3.8%
Automatic Data Processing, Inc.	36,083	6,747,160
Broadridge Financial Solutions, Inc.	15,844	2,513,334
International Business Machines Corp.	66,206	9,393,307
		18,653,801
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 5.6%
Analog Devices, Inc.	33,438	$5,121,364
Intel Corp.	218,020	12,542,691
QUALCOMM, Inc.	73,563	10,210,544
		27,874,599
Software - 2.5%
Oracle Corp.	164,181	12,443,278
Technology Hardware, Storage & Peripherals - 0.5%
NetApp, Inc.	31,326	2,339,739
Total Information Technology		77,923,553
Materials - 7.3%
Chemicals - 4.5%
CF Industries Holdings, Inc.	35,958	1,748,637
Eastman Chemical Co.	18,763	2,165,062
FMC Corp.	18,962	2,242,067
International Flavors & Fragrances, Inc.	27,482	3,907,116
Linde plc (United Kingdom)	35,227	10,069,286
RPM International, Inc.	20,645	1,957,972
		22,090,140
Containers & Packaging - 0.4%
Packaging Corp. of America	14,138	2,087,476
Metals & Mining - 2.4%
Newmont Corp.	79,815	4,981,254
Nucor Corp.	41,645	3,425,718
Reliance Steel & Aluminum Co.	10,375	1,663,216
Steel Dynamics, Inc.	33,342	1,807,803
		11,877,991
Total Materials		36,055,607
TOTAL COMMON STOCKS
(Identified Cost $422,163,720)		489,686,996

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[1]
(Identified Cost $5,630,057)	5,630,057	5,630,057

TOTAL INVESTMENTS - 99.9%
(Identified Cost $427,793,777)		495,317,053
OTHER ASSETS, LESS LIABILITIES - 0.1%		564,414
NET ASSETS - 100%		$495,881,467

1Rate shown is the current yield as of April 30, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

4

Disciplined Value Series

Statement of Assets and Liabilities

April 30, 2021 (unaudited)

ASSETS:

Investments, at value (identified cost $427,793,777) (Note 2)	$495,317,053
Dividends receivable	593,342
Receivable for fund shares sold	420,740
Foreign tax reclaims receivable	1,219
Prepaid and other expenses	42,533

TOTAL ASSETS	496,374,887

LIABILITIES:

Accrued sub-transfer agent fees (Note 3)	81,883
Accrued management fees (Note 3)	61,484
Accrued fund accounting and administration fees (Note 3)	22,395
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	15,596
Accrued Chief Compliance Officer service fees (Note 3)	1,981
Payable for fund shares repurchased	247,254
Accrued transfer agent fees	25,388
Accrued interest expense payable	453
Other payables and accrued expenses	36,986

TOTAL LIABILITIES	493,420

TOTAL NET ASSETS	$495,881,467

NET ASSETS CONSIST OF:

Capital stock	$549,423
Additional paid-in-capital	410,310,104
Total distributable earnings (loss)	85,021,940

TOTAL NET ASSETS	$495,881,467

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($76,252,013/8,624,152 shares)	$8.84

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($152,747,109/16,370,007 shares)	$9.33

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($245,538,939/27,661,474 shares)	$8.88

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($21,343,406/2,286,708 shares)	$9.33

The accompanying notes are an integral part of the financial statements.

5

Disciplined Value Series

Statement of Operations

For the Six Months Ended April 30, 2021 (unaudited)

INVESTMENT INCOME:

Dividends	$5,317,840

EXPENSES:

Management fees (Note 3)	630,343
Sub-transfer agent fees (Note 3)	119,651
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	89,889
Fund accounting and administration fees (Note 3)	43,445
Directors’ fees (Note 3)	22,255
Chief Compliance Officer service fees (Note 3)	2,983
Transfer agent fees	55,608
Custodian fees	7,214
Interest expense	453
Miscellaneous	95,055

Total Expenses	1,066,896
Less reduction of expenses (Note 3)	(283,116)

Net Expenses	783,780

NET INVESTMENT INCOME	4,534,060

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	38,575,722

Net change in unrealized appreciation (depreciation) on investments	63,516,260

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	102,091,982

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$106,626,042

The accompanying notes are an integral part of the financial statements.

6

Disciplined Value Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/21 (UNAUDITED)	FOR THE YEAR ENDED 10/31/20
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,534,060	$8,581,676
Net realized gain (loss) on investments	38,575,722	(22,422,146)
Net change in unrealized appreciation (depreciation) on investments	63,516,260	(13,056,997)

Net increase (decrease) from operations	106,626,042	(26,897,467)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

Class S	(573,173)	(4,023,980)
Class I	(1,117,175)	(6,604,992)
Class W	(1,855,467)	(6,362,946)
Class Z	(153,683)	(734,913)
Total distributions to shareholders	(3,699,498)	(17,726,831)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	76,640,973	45,534,562

Net increase (decrease) in net assets	179,567,517	910,264

NET ASSETS:

Beginning of period	316,313,950	315,403,686

End of period	$495,881,467	$316,313,950

The accompanying notes are an integral part of the financial statements.

7

Disciplined Value Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$6.78	$7.67	$8.77	$11.42	$10.16	$11.64
Income (loss) from investment operations:
Net investment income[1]	0.07	0.16	0.16	0.16	0.20	0.22
Net realized and unrealized gain (loss) on investments	2.05	(0.68)	0.54	0.72	1.89	0.53
Total from investment operations	2.12	(0.52)	0.70	0.88	2.09	0.75
Less distributions to shareholders:
From net investment income	(0.06)	(0.14)	(0.19)	(0.27)	(0.33)	(0.32)
From net realized gain on investments	—	(0.23)	(1.61)	(3.26)	(0.50)	(1.91)

Total distributions to shareholders	(0.06)	(0.37)	(1.80)	(3.53)	(0.83)	(2.23)

Net asset value - End of period	$8.84	$6.78	$7.67	$8.77	$11.42	$10.16
Net assets - End of period (000’s omitted)	$76,252	$64,205	$83,332	$72,088	$30,940	$15,022
Total return[2]	31.43%	(7.09% )	11.11%	8.14%	21.52%	7.99%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.73% [3]	0.76%	0.82%	0.85%	0.82%	0.82%
Net investment income	1.84% [3]	2.26%	2.14%	1.71%	1.91%	2.19%
Series portfolio turnover	45%	29%	35%	96%	34%	39%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	0.04%	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

8

Disciplined Value Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)	10/31/20[1]	10/31/19[1]	10/31/18[1]	10/31/17[1]	10/31/16[1]
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.15	$8.07	$8.31	$9.58	$8.31	$8.97

Income (loss) from investment operations:
Net investment income[2]	0.09	0.18	0.19	0.17	0.20	0.20
Net realized and unrealized gain (loss) on investments	2.16	(0.71)	0.61	0.59	1.56	0.43

Total from investment operations	2.25	(0.53)	0.80	0.76	1.76	0.63

Less distributions to shareholders:
From net investment income	(0.07)	(0.16)	(0.12)	(0.17)	(0.20)	(0.20)
From net realized gain on investments	—	(0.23)	(0.92)	(1.86)	(0.29)	(1.09)

Total distributions to shareholders	(0.07)	(0.39)	(1.04)	(2.03)	(0.49)	(1.29)
Net asset value - End of period	$9.33	$7.15	$8.07	$8.31	$9.58	$8.31
Net assets - End of period (000’s omitted)	$152,747	$120,221	$137,296	$88,864	$117,357	$152,751
Total return[3]	31.55%	(6.89% )	11.44%	8.35%	21.86%	8.24%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.54% [4]	0.55%	0.58%	0.60%	0.57%	0.57%
Net investment income	2.02% [4]	2.45%	2.38%	2.05%	2.24%	2.46%
Series portfolio turnover	45%	29%	35%	96%	34%	39%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	0.04%	N/A	N/A

1Per share amounts have been adjusted to reflect a 1.75-for-1 stock split effective after the close of business on December 5, 2019.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

9

Disciplined Value Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 4/30/21 (UNAUDITED)	FOR THE YEAR ENDED 10/31/20	FOR THE PERIOD 3/1/19[1] TO 10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$6.80	$7.69	$7.36
Income (loss) from investment operations:
Net investment income[2]	0.10	0.20	0.13
Net realized and unrealized gain (loss) on investments	2.05	(0.68)	0.35
Total from investment operations	2.15	(0.48)	0.48
Less distributions to shareholders:
From net investment income	(0.07)	(0.18)	(0.15)
From net realized gain on investments	—	(0.23)	—

Total distributions to shareholders	(0.07)	(0.41)	(0.15)
Net asset value - End of period	$8.88	$6.80	$7.69
Net assets - End of period (000’s omitted)	$245,539	$116,106	$76,322
Total return[3]	31.84%	(6.45% )	6.58%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.11% [4]	0.14% [5]	0.15% [4]
Net investment income	2.38% [4]	2.84%	2.63% [4]
Series portfolio turnover	45%	29%	35%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.30%	[4]	0.30%	0.32%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.01%.

The accompanying notes are an integral part of the financial statements.

10

Disciplined Value Series

Financial Highlights - Class Z

	FOR THE SIX MONTHS ENDED 4/30/21 (UNAUDITED)	FOR THE YEAR ENDED 10/31/20[1]	FOR THE PERIOD 3/1/19[2] TO 10/31/19[1]
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.15	$8.07	$7.67
Income (loss) from investment operations:
Net investment income[3]	0.09	0.19	0.12
Net realized and unrealized gain (loss) on investments	2.16	(0.72)	0.36
Total from investment operations	2.25	(0.53)	0.48
Less distributions to shareholders:
From net investment income	(0.07)	(0.16)	(0.08)
From net realized gain on investments	—	(0.23)	—
Total distributions to shareholders	(0.07)	(0.39)	(0.08)
Net asset value - End of period	$9.33	$7.15	$8.07
Net assets - End of period (000’s omitted)	$21,343	$15,781	$18,454
Total return[4]	31.60%	(6.77% )	6.31%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.41% [5]	0.45% [6]	0.45% [5]
Net investment income	2.15% [5]	2.55%	2.35% [5]
Series portfolio turnover	45%	29%	35%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	0.02%	[5]

1Per share amounts have been adjusted to reflect a 1.75-for-1 stock split effective after the close of business on December 5, 2019.

2Commencement of operations.

3Calculated based on average shares outstanding during the periods.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Disciplined Value Series

Notes to Financial Statements

(unaudited)

1.	Organization

Disciplined Value Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2021, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as Disciplined Value Series Class I common stock, Disciplined Value Series Class S common stock, Disciplined Value Series Class W common stock, and Disciplined Value Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2

 12

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$31,570,041	$31,570,041	$—	$—
Consumer Discretionary	30,760,434	30,760,434	—	—
Consumer Staples	87,234,044	87,234,044	—	—
Financials	68,268,199	68,268,199	—	—
Health Care	48,521,219	48,521,219	—	—
Industrials	109,353,899	109,353,899	—	—
Information Technology	77,923,553	77,923,553	—	—
Materials	36,055,607	36,055,607	—	—
Short-Term Investment	5,630,057	5,630,057	—	—
Total assets	$495,317,053	$495,317,053	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2020 or April 30, 2021.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only

 13

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2021, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2017 through October 31, 2020. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S and Class I shares. Payments made pursuant to such agreements

 14

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.60% of the average daily net assets of the Class I and Class S shares, 0.45% of the average daily net assets of the Class Z shares, and 0.15% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $283,116 in management fees for Class W shares for the six months ended April 30, 2021. In addition, pursuant to the separate expense limitation agreement, the Advisor did not waive or reimburse expenses for Class W and Class Z for the six months ended April 30, 2021.

There are no remaining expenses eligible to be recouped by the Advisor.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2021, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $258,824,934 and $183,170,955, respectively. There were no purchases or sales of U.S. Government securities.

 15

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W, and Class Z shares of Disciplined Value Series were:

CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/21		10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	612,334	$4,957,997	2,185,798	$15,335,701
Reinvested	70,020	542,655	520,096	3,841,892
Repurchased	(1,521,905)	(12,195,393)	(4,104,449)	(28,362,891)
Total	(839,551)	$(6,694,741)	(1,398,555)	$(9,185,298)

CLASS I	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/21		10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,181,778	$27,559,520	6,855,394[1]	$48,439,828
Reinvested	129,768	1,060,210	810,028[1]	6,258,066
Repurchased	(3,748,402)	(32,295,788)	(7,878,944)1	(56,327,596)
Total	(436,856)	$(3,676,058)	(213,522)[1]	$(1,629,702)

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/21		10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	13,548,394	$110,011,927	8,913,190	$68,986,024
Reinvested	225,258	1,748,004	850,647	6,172,499
Repurchased	(3,189,298)	(25,472,970)	(2,615,296)	(17,905,560)
Total	10,584,354	$86,286,961	7,148,541	$57,252,963

CLASS Z	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/21		10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	166,890	$1,456,054	671,860[1]	$5,033,822
Reinvested	18,811	153,683	95,097[1]	734,913
Repurchased	(105,058)	(884,926)	(847,733)1	(6,672,136)
Total	80,643	$724,811	(80,776)[1]	$(903,401)

1Effective after the close of business on December 5, 2019, the total outstanding shares of Class I and Z of the Disciplined Value Series split on a 1.75- for-1 basis. The impact of the stock split increased the number of shares outstanding by a factor of 1.75, while decreasing the NAV per share and market price per share by a factor of 1.75, resulting in no effect on fund net assets or on the total value of a shareholder’s investment.

At April 30, 2021, the Advisor and its affiliates owned 0.1% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund (with the exception of Credit Series) may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2021 unless extended or renewed. During

 16

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

6.	Line of Credit (continued)

the six months ended April 30, 2021, the Disciplined Value Series borrowed $11,000,000 for one day at a rate of 1.36%. As of April 30, 2021, there was no borrowing outstanding.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2021.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2020 were as follows:

Ordinary income	$9,212,400
Long-term capital gains	8,514,431

At April 30, 2021, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$429,424,093
Unrealized appreciation	67,639,560
Unrealized depreciation	(1,746,600)
Net unrealized appreciation	$65,892,960

At October 31, 2020, the Series had net short-term capital loss carryforwards of $12,700,637 and net long-term capital loss carryforwards of $8,157,699, which may be carried forward indefinitely.

9.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Series’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Series’ service providers and disrupt the Series’ operations. Management of the Series will continue to monitor the impact of COVID-19.

 17

Disciplined Value Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDIV-04/21-SAR

 18

www.manning-napier.com

Manning & Napier Fund, Inc.

Overseas Series

Paper copies of the Series’ shareholder reports are no longer sent by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online. Each time a report is posted on the Series’ website you will be provided with a link to access the report online, either by mail (hard copy notice) or by email, if you have already signed up for electronic delivery of shareholder reports.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Additionally, If you have not yet signed up for electronic delivery of shareholder reports and other Fund communications, you may do so by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

Overseas Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING	ENDING	EXPENSES PAID	ANNUALIZED
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*	EXPENSE
	11/1/20	4/30/21	11/1/20 - 4/30/21	RATIO
Class S
Actual	$1,000.00	$1,304.70	$6.00	1.05%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.59	$5.26	1.05%
Class I
Actual	$1,000.00	$1,306.70	$4.29	0.75%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class W
Actual	$1,000.00	$1,311.40	$0.29	0.05%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%
Class Z
Actual	$1,000.00	$1,307.60	$3.72	0.65%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%

* Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Overseas Series

Portfolio Composition as of April 30, 2021

(unaudited)

Country Allocation[1,2]

1As a percentage of net assets. [2]Allocations are based on country of risk.

Sector Allocation[3]

3As a percentage of net assets.

2

Overseas Series

Investment Portfolio - April 30, 202

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 97.4%

Communication Services - 11.4%
Entertainment - 4.6%
Nexon Co. Ltd. (Japan)	328,546	$10,867,408
Sea Ltd. - ADR (Taiwan)*	92,294	23,307,927
		34,175,335
Interactive Media & Services - 3.0%
Auto Trader Group plc (United Kingdom)*1	899,285	7,079,708
Tencent Holdings Ltd. - Class H (China)	195,900	15,627,343
		22,707,051
Media - 3.8%
Quebecor, Inc. - Class B (Canada)	629,503	16,926,391
S4 Capital plc (United Kingdom)*	1,506,800	11,632,601
		28,558,992
Total Communication Services		85,441,378
Consumer Discretionary - 11.0%
Hotels, Restaurants & Leisure - 1.5%
Accor S.A. (France)*	96,315	3,878,241
Restaurant Brands International, Inc. (Canada)	112,360	7,709,019
		11,587,260
Household Durables - 5.1%
Nikon Corp. (Japan)	2,048,600	19,289,695
Sony Group Corp. (Japan)	188,500	18,846,029
		38,135,724
Internet & Direct Marketing Retail - 2.0%
Alibaba Group Holding Ltd. - ADR (China)*	63,363	14,633,685
Textiles, Apparel & Luxury Goods - 2.4%
adidas AG (Germany)*	18,225	5,628,990
lululemon athletica, Inc. (United States)*	35,900	12,036,193
		17,665,183
Total Consumer Discretionary		82,021,852
Consumer Staples - 16.5%
Beverages - 5.0%
Anheuser-Busch InBev S.A./N.V. (Belgium)	101,595	7,196,230
Diageo plc (United Kingdom)	408,175	18,323,554
Heineken N.V. (Netherlands)	101,690	11,795,992
		37,315,776
Food & Staples Retailing - 1.1%
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	2,524,075	8,277,351
Food Products - 6.0%
Danone S.A. (France)	216,130	15,256,516
Kerry Group plc - Class A (Ireland)	28,750	3,726,627

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Nestle S.A. (Switzerland)	219,825	$26,231,872
		45,215,015
Personal Products - 4.4%
Beiersdorf AG (Germany)	91,151	10,288,268
Unilever plc - ADR (United Kingdom)	380,100	22,319,472
		32,607,740
Total Consumer Staples		123,415,882
Energy - 12.3%
Energy Equipment & Services - 1.5%
Schlumberger N.V. (United States)	423,172	11,446,803
Oil, Gas & Consumable Fuels - 10.8%
BP plc - ADR (United Kingdom)	426,495	10,730,614
Cameco Corp. (Canada)	1,244,206	20,915,103
Royal Dutch Shell plc - Class B - ADR (Netherlands)	317,560	11,371,824
TOTAL SE - ADR (France)	205,660	9,106,625
Tourmaline Oil Corp. (Canada)	1,332,635	28,752,780
		80,876,946
Total Energy		92,323,749
Financials - 11.7%
Banks - 4.4%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	205,655	8,065,789
FinecoBank Banca Fineco S.p.A. (Italy)*	1,437,560	24,725,751
		32,791,540
Capital Markets - 4.3%
Deutsche Boerse AG (Germany)	109,945	18,946,308
Intermediate Capital Group plc (United Kingdom)	444,257	13,412,049
		32,358,357
Insurance - 3.0%
Admiral Group plc (United Kingdom)	516,875	22,333,541
Total Financials		87,483,438
Health Care - 15.1%
Health Care Equipment & Supplies - 9.7%
Alcon, Inc. (Switzerland)*	265,843	20,052,537
Getinge AB - Class B (Sweden)	508,676	17,203,949
Medtronic plc (United States)	153,375	20,079,855
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	6,628,000	14,838,609
		72,174,950
Pharmaceuticals - 5.4%
Dechra Pharmaceuticals plc (United Kingdom)	225,103	12,540,839
Novartis AG - ADR (Switzerland)	211,135	17,997,147

The accompanying notes are an integral part of the financial statements.

3

Overseas Series

Investment Portfolio - April 30, 2021

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Perrigo Co. plc (United States)	240,548	$10,014,013
		40,551,999
Total Health Care		112,726,949
Industrials - 7.3%
Aerospace & Defense - 0.8%
Airbus SE (France)*	48,509	5,833,678
Airlines - 2.6%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	739,765	12,035,977
Ryanair Holdings plc - ADR (Ireland)*	61,812	7,222,732
		19,258,709
Building Products - 0.7%
Assa Abloy AB - Class B (Sweden)	183,308	5,226,035
Trading Companies & Distributors - 1.5%
Brenntag SE (Germany)	128,776	11,560,833
Transportation Infrastructure - 1.7%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	624,100	3,899,508
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)*	39,007	4,006,019
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)*	26,925	4,579,942
		12,485,469
Total Industrials		54,364,724
Information Technology - 10.4%
Electronic Equipment, Instruments & Components - 2.0%
Keyence Corp. (Japan)	15,300	7,344,812

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components
(continued)
Softwareone Holding AG (Germany)	282,603	$7,323,854
		14,668,666
IT Services - 4.9%
Adyen N.V. (Netherlands)*1	3,460	8,515,385
Keywords Studios plc (Ireland)*	118,890	4,443,064
StoneCo Ltd. - Class A (Brazil)*	176,216	11,390,602
TravelSky Technology Ltd. - Class H (China)	5,744,000	12,567,496
		36,916,547
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	53,496	6,245,123
Technology Hardware, Storage & Peripherals - 2.7%
Samsung Electronics Co. Ltd. (South Korea)	279,373	20,362,235
Total Information Technology		78,192,571
Materials - 1.7%
Chemicals - 1.7%
Air Liquide S.A. (France)	43,193	7,273,804
Akzo Nobel N.V. (Netherlands)	45,911	5,512,489
Total Materials		12,786,293
TOTAL COMMON STOCKS
(Identified Cost $557,011,466)		728,756,836

SHORT-TERM INVESTMENT - 1.4%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[2]
(Identified Cost $10,358,849)	10,358,849	10,358,849

TOTAL INVESTMENTS - 98.8%		739,115,685
(Identified Cost $567,370,315)
OTHER ASSETS, LESS LIABILITIES - 1.2%		9,106,259
NET ASSETS - 100%		$748,221,944

ADR - American Depositary Receipt

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $15,595,093, which represented 2.1% of the Series’ Net Assets.

2Rate shown is the current yield as of April 30, 2021.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following country:

United Kingdom - 15.8%.

The accompanying notes are an integral part of the financial statements.

4

Overseas Series

Investment Portfolio - April 30, 2021

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Overseas Series

Statement of Assets and Liabilities

April 30, 2021 (unaudited)

ASSETS:

Investments, at value (identified cost $567,370,315) (Note 2)	$739,115,685
Foreign currency, at value (identified cost $3,596,914)	3,596,396
Foreign tax reclaims receivable	5,055,156
Dividends receivable	489,985
Receivable for fund shares sold	460,811
Prepaid and other expenses	46,779

TOTAL ASSETS	748,764,812

LIABILITIES:

Accrued management fees (Note 3)	188,803
Accrued sub-transfer agent fees (Note 3)	127,684
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	48,400
Accrued fund accounting and administration fees (Note 3)	30,130
Accrued Chief Compliance Officer service fees (Note 3)	1,980
Payable for fund shares repurchased	60,257
Accrued transfer agent fees	30,816
Audit fees payable	30,776
Other payables and accrued expenses	24,022

TOTAL LIABILITIES	542,868

TOTAL NET ASSETS	$748,221,944

NET ASSETS CONSIST OF:

Capital stock	$210,374
Additional paid-in-capital	1,011,966,058
Total distributable earnings (loss)	(263,954,488)

TOTAL NET ASSETS	$748,221,944

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($236,318,544/6,659,225 shares)	$35.49

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($86,250,942/2,430,911 shares)	$35.48

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($316,810,743/8,881,931 shares)	$35.67

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($108,841,715/3,065,377 shares)	$35.51

The accompanying notes are an integral part of the financial statements.

6

Overseas Series

Statement of Operations

For the Six Months Ended April 30, 2021 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $809,513)	$4,767,835

EXPENSES:

Management fees (Note 3)	2,106,089
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	278,914
Sub-transfer agent fees (Note 3)	181,801
Fund accounting and administration fees (Note 3)	59,927
Directors’ fees (Note 3)	38,190
Chief Compliance Officer service fees (Note 3).	2,982
Custodian fees	42,819
Miscellaneous	181,536

Total Expenses	2,892,258
Less reduction of expenses (Note 3)	(1,036,726)

Net Expenses	1,855,532

NET INVESTMENT INCOME	2,912,303

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	38,755,154
Foreign currency and translation of other assets and liabilities	90,801
38,845,955

Net change in unrealized appreciation (depreciation) on-
Investments	138,084,337
Foreign currency and translation of other assets and liabilities	(101,474)
137,982,863
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	176,828,818

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$179,741,121

The accompanying notes are an integral part of the financial statements.

7

Overseas Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	4/30/21	YEAR ENDED
	(UNAUDITED)	10/31/20
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,912,303	$7,306,396
Net realized gain (loss) on investments and foreign currency	38,845,955	24,747,296
Net change in unrealized appreciation (depreciation) on investments and foreign currency	137,982,863	43,011,156
Net increase (decrease) from operations	179,741,121	75,064,848

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(1,272,258)	(2,602,504)
Class I	(729,781)	(1,458,826)
Class W	(4,436,340)	(5,369,336)
Class Z	(861,730)	(895,797)
Total distributions to shareholders	(7,300,109)	(10,326,463)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(7,167,947)	13,367,432
Net increase (decrease) in net assets	165,273,065	78,105,817

NET ASSETS:

Beginning of period	582,948,879	504,843,062
End of period	$748,221,944	$582,948,879

The accompanying notes are an integral part of the financial statements.

8

Overseas Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS					FOR THE
	ENDED					PERIOD
	4/30/21					9/21/18[1] TO
	(UNAUDITED)		10/31/20		10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$27.36		$24.14		$22.17	$24.72
Income (loss) from investment operations:
Net investment income[2]	0.05		0.19		0.35	0.01
Net realized and unrealized gain (loss) on investments	8.26		3.34	[3]	1.81	(2.56)
Total from investment operations	8.31		3.53		2.16	(2.55)
Less distributions to shareholders:
From net investment income	(0.18)		(0.31)		(0.19)	—
Net asset value - End of period	$35.49		$27.36		$24.14	$22.17
Net assets - End of period (000’s omitted)	$236,319		$190,201		$272,760	$500,950
Total return[4]	30.47%		14.70%	[3]	9.88%	(10.32%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%	[5]	1.05%		1.05%	1.05%	[5]
Net investment income	0.32%	[5]	0.77%		1.55%	0.38%	[5]
Series portfolio turnover	27%		66%		43%	34%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.04%	[5]	0.06%	0.04%	0.06%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.39. Excluding the proceeds from the settlement, the total return would have been 10.21%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

9

Overseas Series

Financial Highlights - Class I*

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)	10/31/20		10/31/19	10/31/18	10/31/17		10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$27.39	$24.22		$22.18	$24.73	$20.88		$21.34
Income (loss) from investment operations:
Net investment income[1]	0.10	0.27		0.42	0.41	0.26		0.32
Net realized and unrealized gain (loss) on investments	8.27	3.34	[2]	1.81	(2.51)	3.94		(0.41)
Total from investment operations	8.37	3.61		2.23	(2.10)	4.20		(0.09)
Less distributions to shareholders:
From net investment income	(0.28)	(0.44)		(0.19)	(0.45)	(0.35)		(0.37)
Net asset value - End of period	$35.48	$27.39		$24.22	$22.18	$24.73		$20.88
Net assets - End of period (000’s omitted)	$86,251	$52,357		$74,325	$140,653	$755,482		$933,605
Total return[3]	30.67%	15.02%	[2]	10.18%	(8.69% )	20.49%	[4]	(0.35% )
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.75% [5]	0.75%		0.75%	0.75%	0.75%		0.75%
Net investment income	0.62% [5]	1.10%		1.86%	1.62%	1.16%		1.54%
Series portfolio turnover	27%	66%		43%	34%	44%		37%

*Effective March 1, 2017, Class A shares of the Series have been redesignated as Class I shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.00%	[5,6]	0.04%	0.05%	0.02%	0.02%	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.60. Excluding the proceeds from the settlement, the total return would have been 10.57%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the Class’ total return is 20.10%.

5Annualized.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

10

Overseas Series

Financial Highlights - Class W

	FOR THE
	SIX MONTHS		FOR THE
	ENDED	FOR THE	PERIOD
	4/30/21	YEAR ENDED	3/1/19[1] TO
	(UNAUDITED)	10/31/20	10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$27.59	$24.31	$22.95
Income from investment operations:
Net investment income[2]	0.21	0.45	0.35
Net realized and unrealized gain (loss) on investments	8.33	3.36 [3]	1.01
Total from investment operations	8.54	3.81	1.36
Less distributions to shareholders:
From net investment income	(0.46)	(0.53)	—
Net asset value - End of period	$35.67	$27.59	$24.31
Net assets - End of period (000’s omitted)	$316,811	$267,777	$107,192
Total return[4]	31.14%	15.80% [3]	5.93%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05% [5]	0.05%	0.05% [5]
Net investment income	1.29% [5]	1.78%	2.23% [5]
Series portfolio turnover	27%	66%	43%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.64%	[5]	0.66%	0.67%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.35. Excluding the proceeds from the settlement, the total return would have been 11.44%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

11

Overseas Series

Financial Highlights - Class Z

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS				FOR THE
	ENDED				PERIOD
	4/30/21				5/1/18[1] TO
	(UNAUDITED)	10/31/20		10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$27.41	$24.24		$22.19	$24.85
Income (loss) from investment operations:
Net investment income[2]	0.12	0.29		0.44	0.13
Net realized and unrealized gain (loss) on investments	8.28	3.34	[3]	1.82	(2.79)
Total from investment operations	8.40	3.63		2.26	(2.66)
Less distributions to shareholders:
From net investment income	(0.30)	(0.46)		(0.21)	—
Net asset value - End of period	$35.51	$27.41		$24.24	$22.19
Net assets - End of period (000’s omitted)	$108,842	$72,614		$50,566	$104,538
Total return[4]	30.76%	15.11%	[3]	10.36%	(10.71% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65% [5]	0.65%		0.65%	0.65% [5]
Net investment income	0.73% [5]	1.14%		1.95%	1.04% [5]
Series portfolio turnover	27%	66%		43%	34%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.04%	[5]	0.06%	0.07%	0.09%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.34. Excluding the proceeds from the settlement, the total return would have been 11.91%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

12

Overseas Series

Notes to Financial Statements

(unaudited)

1.	Organization

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Series is authorized to issue four classes of shares (Class I, S, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2021, 6.3 billion shares have been designated in total among 15 series, of which 200 million have been designated as Overseas Series Class I common stock, 400 million have been designated as Overseas Series Class S common stock, 75 million have been designated as Overseas Series Class W common stock and 100 million have been designated as Overseas Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities

13

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$85,441,378	$40,234,318	$45,207,060	$—
Consumer Discretionary	82,021,852	34,378,897	47,642,955	—
Consumer Staples	123,415,882	30,596,823	92,819,059	—
Energy	92,323,749	92,323,749	—	—
Financials	87,483,438	8,065,789	79,417,649	—
Health Care	112,726,949	68,143,552	44,583,397	—
Industrials	54,364,724	31,744,178	22,620,546	—
Information Technology	78,192,571	17,635,725	60,556,846	—
Materials	12,786,293	—	12,786,293	—
Short-Term Investment	10,358,849	10,358,849	—	—
Total assets	$739,115,685	$333,481,880	$405,633,805	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2020 or April 30, 2021.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

14

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2021, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2017 through October 31, 2020. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

15

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.75% of the average daily net assets of the Class I shares, 0.80% of the average daily net assets of the Class S shares, 0.65% of the average daily net assets of the Class Z shares, and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit(a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $911,311 in management fees for Class W shares for the six months ended April 30, 2021. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $39,088, $693, $64,882, and $20,752 and for Class S, Class I, Class W, and Class Z shares, respectively, for the six months ended April 30, 2021. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2021, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

16

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

As of April 30, 2021, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2022	2023	2024
Class S	$115,448	$119,905	$39,088
Class I	29,951	25,538	693
Class W	45,443	161,408	64,882
Class Z	25,315	33,168	20,752

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2021, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $174,784,503 and $184,636,743, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Overseas Series were:

CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/21		10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	101,179	$3,349,530	116,763	$2,889,142
Reinvested	38,267	1,220,718	95,968	2,480,784
Repurchased	(432,944)	(14,361,290)	(4,557,823)	(111,752,746)
Total	(293,498)	$(9,791,042)	(4,345,092)	$(106,382,820)

CLASS I	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/21		10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	832,318	$26,711,594	429,310	$10,653,421
Reinvested	22,864	728,437	56,083	1,447,501
Repurchased	(335,797)	(10,793,142)	(1,642,269)	(41,389,939)
Total	519,385	$16,646,889	(1,156,876)	$(29,289,017)

17

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/21		10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	397,504	$13,340,236	6,597,679	$163,759,092
Reinvested	130,002	4,153,562	199,053	5,144,109
Repurchased	(1,350,033)	(44,609,928)	(1,501,706)	(36,057,733)
Total	(822,527)	$(27,116,130)	5,295,026	$132,845,468

CLASS Z	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/21		10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	391,418	$12,290,204	692,891	$19,451,361
Reinvested	26,622	848,434	34,697	895,532
Repurchased	(1,561)	(46,302)	(164,998)	(4,153,092)
Total	416,479	$13,092,336	562,590	$16,193,801

At April 30, 2021, the Advisor and its affiliates owned 0.8% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund (with the exception of Credit Series) may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2021 unless extended or renewed. During the six months ended April 30, 2021, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2021.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

18

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2020 were as follows:

Ordinary income	$10,326,463

At April 30, 2021, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$574,515,132
Unrealized appreciation	174,894,595
Unrealized depreciation	(10,294,042)
Net unrealized appreciation	$164,600,553

At October 31, 2020, the Series had net short-term capital loss carryforwards of $48,047,207 and net long-term capital loss carryforwards of $422,843,421, which may be carried forward indefinitely.

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Series’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Series’ service providers and disrupt the Series’ operations. Management of the Series will continue to monitor the impact of COVID-19.

19

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20

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21

Overseas Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOVS-04/21-SAR

22

www.manning-napier.com

Manning & Napier Fund, Inc.

Pro-Blend® Conservative Term Series
Pro-Blend® Moderate Term Series
Pro-Blend® Extended Term Series
Pro-Blend® Maximum Term Series

Paper copies of the Series’ shareholder reports are no longer sent by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online. Each time a report is posted on the Series’ website you will be provided with a link to access the report online, either by mail (hard copy notice) or by email, if you have already signed up for electronic delivery of shareholder reports.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Additionally, If you have not yet signed up for electronic delivery of shareholder reports and other Fund communications, you may do so by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

Shareholder Expense Example - Pro-Blend® Conservative Term Series
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/20	ENDING ACCOUNT VALUE 4/30/21	EXPENSES PAID DURING PERIOD* 11/1/20 - 4/30/21	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,090.80	$4.56	0.88%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class I
Actual	$1,000.00	$1,091.30	$3.27	0.63%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.67	$3.16	0.63%
Class R
Actual	$1,000.00	$1,089.90	$5.49	1.06%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.54	$5.31	1.06%
Class L
Actual	$1,000.00	$1,086.90	$8.23	1.59%
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.91	$7.95	1.59%
Class W
Actual	$1,000.00	$1,095.00	$0.52	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Conservative Term Series
(unaudited)

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Conservative Term Series - as of April 30, 2021 (unaudited)

Asset Allocation[1]

1As a percentage of net assets. 2A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[3]

Industrials	7.3%
Communication Services	7.0%
Real Estate	5.9%
Energy	5.7%
Financials	5.6%
Health Care	5.2%
Information Technology	4.7%
Consumer Discretionary	4.1%
Consumer Staples	3.7%
Materials	2.4%
Utilities	0.1%

[3]Including common stocks and corporate bonds, as a percentage of total investments.
Top Five Stock Holdings[4]

Johnson & Johnson	0.8%
Facebook, Inc. - Class A	0.8%
Amazon.com, Inc.	0.8%
Unilever plc - ADR (United Kingdom)	0.7%
Alphabet, Inc. - Class A	0.6%

4As a percentage of total investments.
Top Five Bond Holdings[5]

U.S. Treasury Note, 2.50%, 5/15/2024	6.0%
U.S. Treasury Note, 2.125%, 5/15/2025	5.9%
U.S. Treasury Note, 2.625%, 5/15/2021	4.9%
U.S. Treasury Note, 1.625%, 5/15/2026	4.9%
Fannie Mae, Pool #AS3622, UMBS, 3.50%,
10/1/2044	1.8%

5As a percentage of total investments.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 31.7%

Communication Services - 3.5%
Diversified Telecommunication Services - 0.3%
Radius Global Infrastructure, Inc. - Class A*	8,185	$121,220
Verizon Communications, Inc.	25,202	1,456,423
		1,577,643
Entertainment - 1.0%
Activision Blizzard, Inc.	10,334	942,358
Electronic Arts, Inc.	6,876	976,942
Nexon Co. Ltd. (Japan)	45,100	1,491,785
Sea Ltd. - ADR (Taiwan)*	7,454	1,882,433
		5,293,518
Interactive Media & Services - 1.6%
Alphabet, Inc. - Class A*	1,414	3,327,849
Facebook, Inc. - Class A*	12,977	4,218,563
Tencent Holdings Ltd. - Class H (China)	15,700	1,252,421
		8,798,833
Media - 0.6%
Charter Communications, Inc. - Class A*	2,389	1,608,872
Comcast Corp. - Class A	28,518	1,601,286
		3,210,158
Total Communication Services		18,880,152
Consumer Discretionary - 2.9%
Automobiles - 0.1%
Honda Motor Co. Ltd. - ADR (Japan)	20,511	611,638
Hotels, Restaurants & Leisure - 0.5%
Expedia Group, Inc.*	13,818	2,435,146
Hilton Worldwide Holdings, Inc.*	1,114	143,372
		2,578,518
Household Durables - 0.3%
Nikon Corp. (Japan)	81,400	766,465
Sony Group Corp. - ADR (Japan)	10,380	1,039,661
		1,806,126
Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd. - ADR (China)*	5,670	1,309,486
Amazon.com, Inc.*	1,176	4,077,686
		5,387,172
Multiline Retail - 0.4%
Dollar General Corp.	4,978	1,069,026
Dollar Tree, Inc.*	8,810	1,012,269
		2,081,295
Specialty Retail - 0.4%
The Home Depot, Inc.	5,959	1,928,750
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc. *	2,926	$981,000
Total Consumer Discretionary		15,374,499
Consumer Staples - 3.6%
Beverages - 0.7%
The Coca-Cola Co.	31,605	1,706,038
Diageo plc (United Kingdom)	17,080	766,745
Heineken N.V. - ADR (Netherlands)	18,013	1,047,456
		3,520,239
Food & Staples Retailing - 0.6%
Wal-Mart de Mexico S.A.B. de C.V. -
ADR (Mexico)	32,460	1,064,688
Walmart, Inc.	13,388	1,873,115
		2,937,803
Food Products - 0.9%
The Kraft Heinz Co.	12,232	505,059
Mondelez International, Inc. - Class A	48,204	2,931,285
Nestle S.A. (Switzerland)	12,345	1,473,138
		4,909,482
Household Products - 0.6%
Colgate-Palmolive Co.	9,230	744,861
Kimberly-Clark Corp.	3,886	518,081
The Procter & Gamble Co.	13,428	1,791,564
		3,054,506
Personal Products - 0.7%
Unilever plc - ADR (United Kingdom)	67,324	3,953,266
Tobacco - 0.1%
British American Tobacco plc - ADR (United Kingdom)	19,577	734,333
Total Consumer Staples		19,109,629
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
BP plc - ADR (United Kingdom)	16,513	415,467
Cabot Oil & Gas Corp.	113,257	1,887,994
Cameco Corp. (Canada)	58,442	982,410
ConocoPhillips	27,179	1,389,934
EOG Resources, Inc.	12,994	956,878
EQT Corp.*	53,559	1,022,977
Exxon Mobil Corp.	19,048	1,090,308
Jonah Energy Parent LLC*2	2,353	35,295
Lonestar Resources US, Inc.*	13,056	95,570
Petroleo Brasileiro S.A. - ADR (Brazil)	62,068	536,888
Pioneer Natural Resources Co.	6,498	999,587
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,344	227,179

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
TOTAL SE - ADR (France)	8,505	$376,601
Total Energy		10,017,088
Financials - 2.3%
Banks - 0.7%
Citigroup, Inc.	16,067	1,144,613
JPMorgan Chase & Co.	11,946	1,837,414
U.S. Bancorp.	15,720	932,982
		3,915,009
Capital Markets - 0.7%
Intercontinental Exchange, Inc.	17,007	2,001,894
Moody’s Corp.	2,690	878,850
S&P Global, Inc.	1,920	749,549
		3,630,293
Consumer Finance - 0.2%
American Express Co.	6,574	1,008,123
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. - Class B*	7,249	1,993,112
Insurance - 0.3%
Chubb Ltd.	4,255	730,116
W. R. Berkley Corp.	15,113	1,204,808
		1,934,924
Total Financials		12,481,461
Health Care - 4.7%
Biotechnology - 1.4%
BioMarin Pharmaceutical, Inc.*	22,539	1,756,239
Gilead Sciences, Inc.	11,550	733,078
Incyte Corp.*	6,860	585,707
Seagen, Inc.*	12,278	1,765,085
Vertex Pharmaceuticals, Inc.*	11,465	2,501,663
		7,341,772
Health Care Equipment & Supplies - 0.9%
Alcon, Inc. (Switzerland)*	26,336	1,986,524
IDEXX Laboratories, Inc.*	1,940	1,065,041
Koninklijke Philips N.V. (Netherlands)*	9,114	516,217
Medtronic plc	8,327	1,090,171
		4,657,953
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	1,965	924,002
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	16,524	1,031,428
Johnson & Johnson	27,590	4,489,721
Merck & Co., Inc.	17,414	1,297,343
Novartis AG - ADR (Switzerland)	35,282	3,007,438
Sanofi - ADR (France)	18,142	950,096
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. - ADR (Japan)	30,190	$504,173
Zoetis, Inc.	3,055	528,607
		11,808,806
Total Health Care		24,732,533
Industrials - 2.9%
Aerospace & Defense - 0.4%
General Dynamics Corp.	3,045	579,250
Lockheed Martin Corp.	2,489	947,214
Northrop Grumman Corp.	1,654	586,244
		2,112,708
Airlines - 0.2%
Ryanair Holdings plc - ADR (Ireland)*	9,065	1,059,245
Building Products - 0.1%
Johnson Controls International plc	10,264	639,858
Commercial Services & Supplies - 0.3%
Copart, Inc.*	7,854	977,901
Waste Management, Inc.	5,035	694,679
		1,672,580
Electrical Equipment - 0.3%
Eaton Corp. plc	5,030	718,938
Emerson Electric Co.	7,789	704,827
		1,423,765
Industrial Conglomerates - 0.5%
3M Co.	5,320	1,048,785
Honeywell International, Inc.	6,295	1,404,037
		2,452,822
Machinery - 0.5%
Caterpillar, Inc.	5,446	1,242,287
Cummins, Inc.	2,265	570,871
Illinois Tool Works, Inc.	3,407	785,177
		2,598,335
Professional Services - 0.2%
Insperity, Inc.	11,230	983,074
Road & Rail - 0.4%
Norfolk Southern Corp.	3,478	971,197
Union Pacific Corp.	5,923	1,315,439
		2,286,636
Total Industrials		15,229,023
Information Technology - 4.7%
Communications Equipment - 0.3%
Cisco Systems, Inc.	31,256	1,591,243

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	5,382	$959,772
IT Services - 1.9%
Automatic Data Processing, Inc.	3,808	712,058
International Business Machines Corp.	7,341	1,041,541
Mastercard, Inc. - Class A	7,575	2,894,104
PayPal Holdings, Inc.*	7,925	2,078,648
Switch, Inc. - Class A	17,610	327,018
Visa, Inc. - Class A	13,943	3,256,527
		10,309,896
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	3,888	595,486
Intel Corp.	28,414	1,634,658
Micron Technology, Inc.*	11,919	1,025,868
NVIDIA Corp.	1,597	958,807
QUALCOMM, Inc.	8,700	1,207,560
		5,422,379
Software - 1.3%
Fair Isaac Corp.*	2,426	1,264,941
Microsoft Corp.	11,966	3,017,586
Oracle Corp.	20,219	1,532,398
ServiceNow, Inc.*	1,725	873,488
		6,688,413
Total Information Technology		24,971,703
Materials - 2.2%
Chemicals - 0.8%
Air Liquide S.A. - ADR (France)	43,987	1,480,602
FMC Corp.	12,412	1,467,595
Linde plc (United Kingdom)	3,907	1,116,777
		4,064,974
Construction Materials - 0.1%
CRH plc - ADR (Ireland)	10,726	507,018
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	116,702	2,164,822
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd. (Canada)	13,446	839,568
Barrick Gold Corp. (Canada)	40,232	854,930
BHP Group plc - ADR (Australia)	17,835	1,079,018
Newmont Corp.	22,706	1,417,082
Rio Tinto plc - ADR (Australia)	10,871	924,687
		5,115,285
Total Materials		11,852,099
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate - 3.0%
Equity Real Estate Investment Trusts (REITS) - 3.0%
Agree Realty Corp.	2,727	$191,872
American Campus Communities, Inc.	3,116	140,874
American Homes 4 Rent - Class A	9,728	360,325
American Tower Corp.	6,129	1,561,485
Americold Realty Trust	6,927	279,782
Apple Hospitality REIT, Inc.	9,135	144,881
AvalonBay Communities, Inc.	1,472	282,624
Brandywine Realty Trust	10,681	144,514
Camden Property Trust	1,801	216,984
CareTrust REIT, Inc.	4,035	97,566
Community Healthcare Trust, Inc.	4,230	215,392
Cousins Properties, Inc.	8,192	300,401
Crown Castle International Corp.	507	95,853
Digital Realty Trust, Inc.	2,538	391,639
Douglas Emmett, Inc.	3,961	132,852
Duke Realty Corp.	6,604	307,218
Equinix, Inc.	2,834	2,042,634
Equity LifeStyle Properties, Inc.	4,668	323,959
Essex Property Trust, Inc.	748	217,309
Extra Space Storage, Inc.	1,239	184,227
First Industrial Realty Trust, Inc.	2,337	116,312
Flagship Communities REIT	4,930	80,211
Getty Realty Corp.	4,786	151,142
Healthcare Realty Trust, Inc.	3,402	109,408
Healthcare Trust of America, Inc. - Class A	6,705	196,926
Health peak Properties, Inc.	8,705	298,930
Hibernia REIT plc (Ireland)	61,150	83,663
Innovative Industrial Properties, Inc.	289	52,925
Invitation Homes, Inc.	15,351	538,206
Kilroy Realty Corp.	3,451	236,532
Lamar Advertising Co. - Class A	1,280	126,771
Life Storage, Inc.	1,979	190,103
Mid-America Apartment Communities, Inc.	2,570	404,338
Prologis, Inc.	9,476	1,104,238
Public Storage	1,828	513,960
Realty Income Corp.	1,206	83,395
Rexford Industrial Realty, Inc.	3,845	213,590
SBA Communications Corp.	9,237	2,768,514
STAG Industrial, Inc.	3,418	124,791
Sun Communities, Inc.	2,961	493,984
Terreno Realty Corp.	2,409	155,429
UDR, Inc.	5,231	242,980

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Welltower, Inc.	1,417	$106,317
Total Real Estate		16,025,056
TOTAL COMMON STOCKS
(Identified Cost $131,678,700)		168,673,243

CORPORATE BONDS - 19.5%

Non-Convertible Corporate Bonds- 19.5%
Communication Services - 3.4%
Diversified Telecommunication Services - 1.3%
AT&T, Inc., 4.25%, 3/1/2027	1,510,000	1,708,989
Lumen Technologies, Inc., 7.50%, 4/1/2024	100,000	111,820
Verizon Communications, Inc., 4.272%, 1/15/2036	4,290,000	4,938,830
		6,759,639
Interactive Media & Services - 1.3%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[3]	6,195,000	6,748,461
Media - 0.8%
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/2026[3]	140,000	142,100
Comcast Corp., 3.25%, 11/1/2039	3,930,000	4,065,622
TEGNA, Inc., 4.625%, 3/15/2028	155,000	158,294
		4,366,016
Total Communication Services		17,874,116
Consumer Discretionary - 1.1%
Automobiles - 0.0%##
Ford Motor Co., 9.00%, 4/22/2025	170,000	207,640
Diversified Consumer Services - 0.0%##
StoneMor, Inc., 8.50%, 5/15/2029[3]	155,000	156,549
Hotels, Restaurants & Leisure - 0.4%
Affinity Gaming, 6.875%, 12/15/2027[3]	105,000	111,458
Expedia Group, Inc., 4.625%, 8/1/2027[3]	1,600,000	1,798,961
		1,910,419
Household Durables - 0.1%
FXI Holdings, Inc., 12.25%, 11/15/2026[3]	145,000	167,838
STL Holding Co. LLC, 7.50%, 2/15/2026[3]	250,000	261,562
		429,400
Internet & Direct Marketing Retail - 0.6%
Alibaba Group Holding Ltd.
(China), 4.00%, 12/6/2037	1,665,000	1,798,690
(China), 2.70%, 2/9/2041	1,675,000	1,558,169
		3,356,859
Total Consumer Discretionary		6,060,867
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[3]	160,000	$158,992
KeHE Distributors LLC - KeHE Finance Corp., 8.625%, 10/15/2026[3]	252,000	281,610
Total Consumer Staples		440,602
Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Brooge Petroleum and Gas Investment
Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[3]	300,000	279,750
CNX Midstream Partners LP - CNX
Midstream Finance Corp., 6.50%, 3/15/2026[3]	155,000	160,231
Energy Transfer LP, 6.50%, 2/1/2042	4,170,000	5,050,884
Energy Ventures Gom LLC - EnVen
Finance Corp., 11.75%, 4/15/2026[3]	155,000	158,908
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,330,000	4,532,166
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[3]	165,000	146,438
Navigator Holdings Ltd., 8.00%, 9/10/2025[3]	350,000	364,875
New Fortress Energy, Inc., 6.75%, 9/15/2025[3]	150,000	155,203
NGL Energy Partners LP - NGL Energy
Finance Corp., 7.50%, 11/1/2023	175,000	170,625
Oasis Midstream Partners LP - OMP
Finance Corp., 8.00%, 4/1/2029[3]	155,000	158,636
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	4,410,000	5,219,164
Talos Production, Inc., 12.00%, 1/15/2026[3]	155,000	155,387
The Williams Companies, Inc., 2.60%, 3/15/2031	3,580,000	3,529,896
Total Energy		20,082,163
Financials - 3.2%
Banks - 1.9%
Bank of America Corp., 4.00%, 1/22/2025	2,350,000	2,585,908
Citigroup, Inc., 4.45%, 9/29/2027	3,020,000	3,427,474
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[4]	4,090,000	4,201,026
		10,214,408
Capital Markets - 0.8%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026[3]	1,770,000	1,780,671

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[3]	250,000	$257,370
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.25%, 5/15/2027[3]	110,000	112,200
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[3]	1,780,000	1,861,653
StoneX Group, Inc., 8.625%, 6/15/2025[3]	145,000	155,150
		4,167,044
Consumer Finance - 0.2%
Credit Acceptance Corp., 6.625%, 3/15/2026	155,000	163,711
Navient Corp., 6.75%, 6/25/2025	285,000	310,151
PRA Group, Inc., 7.375%, 9/1/2025[3]	255,000	273,169
SLM Corp.
5.125%, 4/5/2022	405,000	414,112
4.20%, 10/29/2025	100,000	105,000
		1,266,143
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%, 8/15/2023[3]	155,000	157,325
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/2022[3]	105,000	106,468
		263,793
Insurance - 0.1%
Genworth Mortgage Holdings, Inc., 6.50%, 8/15/2025[3]	270,000	293,196
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 5.25%, 10/1/2025[3]	150,000	151,500
Starwood Property Trust, Inc., 4.75%, 3/15/2025	280,000	291,558
		443,058
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp., 5.25%, 8/15/2028	235,000	247,925
Radian Group, Inc., 4.875%, 3/15/2027	145,000	153,700
		401,625
Total Financials		17,049,267
Health Care - 0.5%
Health Care Providers & Services - 0.5%
HCA, Inc., 4.125%, 6/15/2029	2,320,000	2,577,363
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 4.3%
Airlines - 0.8%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[3]	277,552	$310,410
Southwest Airlines Co.
5.25%, 5/4/2025	810,000	927,462
5.125%, 6/15/2027	2,530,000	2,957,698
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	100,854	102,659
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	86,039	84,134
		4,382,363
Commercial Services & Supplies - 0.1%
Prime Security Services Borrower LLC - Prime Finance, Inc., 5.75%, 4/15/2026[3]	190,000	207,670
Construction & Engineering - 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/2026[3]	150,000	157,855
Dycom Industries, Inc., 4.50%, 4/15/2029[3]	160,000	162,400
Fluor Corp., 3.50%, 12/15/2024	155,000	160,006
		480,261
Electrical Equipment - 0.0%##
EnerSys, 4.375%, 12/15/2027[3]	100,000	104,750
Industrial Conglomerates - 0.6%
General Electric Co., (3 mo. LIBOR US + 3.330%), 3.514%[4,5]	3,310,000	3,146,552
Machinery - 0.0%##
Titan International, Inc., 7.00%, 4/30/2028[3]	150,000	154,515
Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	375,000	382,335
Navios South American Logistics, Inc.- Navios Logistics Finance US, Inc. (Uruguay), 10.75%, 7/1/2025[3]	100,000	110,250
		492,585
Road & Rail - 0.3%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	1,540,000	1,765,187
Trading Companies & Distributors - 2.3%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	4,380,000	4,814,480
Air Lease Corp., 3.625%, 4/1/2027	1,660,000	1,768,458

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[3]	1,680,000	$1,761,900
Avolon Holdings Funding Ltd.
(Ireland), 4.375%, 5/1/2026[3]	1,680,000	1,796,333
(Ireland), 3.25%, 2/15/2027[3]	1,970,000	2,002,846
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/2027[3]	175,000	202,125
		12,346,142
Total Industrials		23,080,025
Information Technology - 0.1%
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	95,000	104,595
Technology Hardware, Storage & Peripherals - 0.1%
CPI CG, Inc., 8.625%, 3/15/2026[3]	150,000	156,563
Total Information Technology		261,158

Materials - 0.1%
Metals & Mining - 0.1%
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[3]	245,000	254,800
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[3]	275,000	277,750
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[3]	152,000	167,952
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[6,7]	880,000	2,200
Total Materials		702,702

Real Estate - 2.8%
Equity Real Estate Investment Trusts (REITS) - 2.8%
American Tower Corp., 3.80%, 8/15/2029	4,560,000	5,016,336
Camden Property Trust, 2.80%, 5/15/2030	3,210,000	3,315,791
Crown Castle International Corp.
3.10%, 11/15/2029	4,830,000	5,058,948
3.30%, 7/1/2030	1,080,000	1,144,638
HAT Holdings I LLC - HAT Holdings II LLC, 3.75%, 9/15/2030[3]	185,000	177,600
		14,713,313
Real Estate Management & Development - 0.0%##
Forestar Group, Inc., 3.85%, 5/15/2026[3]	105,000	106,097
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development (continued)
The Howard Hughes Corp., 4.125%, 2/1/2029[3]	110,000	$108,472
		214,569
Total Real Estate		14,927,882
Utilities - 0.1%
Electric Utilities - 0.0%##
Talen Energy Supply LLC, 6.50%, 6/1/2025	160,000	133,200
Water Utilities - 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/2026[3]	160,000	167,566
Total Utilities		300,766
TOTAL CORPORATE BONDS
(Identified Cost $99,634,802)		103,356,911
U.S. TREASURY SECURITIES - 22.6%
U.S. Treasury Notes - 22.6%
U.S. Treasury Note
2.625%, 5/15/2021	26,094,000	26,116,356
1.75%, 5/15/2023	5,085,000	5,246,488
2.50%, 5/15/2024	29,600,000	31,526,312
2.125%, 5/15/2025	29,420,000	31,193,245
1.625%, 5/15/2026	24,925,000	25,850,925
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $120,517,542)		119,933,326

ASSET-BACKED SECURITIES - 8.1%
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/2030[3]	536,689	539,127
CF Hippolyta LLC
Series 2020-1, Class A2, 1.99%, 7/15/2060[3]	2,216,466	2,220,179
Series 2020-1, Class B1, 2.28%, 7/15/2060[3]	2,863,137	2,918,719
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[3]	1,525,233	1,565,025
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class B, 2.39%, 4/16/2029[3]	1,150,000	1,184,136
Series 2021-2A, Class A, 0.96%, 2/15/2030[3]	2,200,000	2,201,958
Home Partners of America Trust, Series 2019-1, Class A, 2.908%, 9/17/2039[3]	2,841,822	2,897,958

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.965%, 12/17/2036[3,8]	759,670	$760,737
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.265%, 12/17/2036[3,8]	630,000	630,568
Navient Private Education Refi Loan Trust
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.616%, 6/25/2031[8]	229,465	227,749
Series 2019-EA, Class A2A, 2.64%, 5/15/2068[3]	2,870,146	2,935,877
Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.806%, 2/25/2045[3,8]	241,855	240,890
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.736%, 1/25/2037[3,8]	385,442	382,990
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[3]	2,305,000	2,384,244
Series 2020-1A, Class A2, 3.101%, 2/15/2028[3]	255,000	263,176
Progress Residential Trust
Series 2019-SFR2, Class A, 3.147%, 5/17/2036[3]	3,502,835	3,590,424
Series 2019-SFR4, Class A, 2.687%, 10/17/2036[3]	4,200,000	4,293,673
SLM Student Loan Trust, Series 2005-7, Class A4, (3 mo. LIBOR US + 0.150%), 0.326%, 10/25/2029[8]	202,129	200,491
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.43%, 2/17/2032[3]	2,627,321	2,696,023
Series 2020-A, Class A2A, 2.23%, 9/15/2037[3]	340,000	350,011
SoFi Consumer Loan Program Trust
Series 2019-2, Class A, 3.01%, 4/25/2028[3]	349,441	351,633
Series 2019-3, Class A, 2.90%, 5/25/2028[3]	581,531	585,746
SoFi Professional Loan Program LLC
Series 2015-D, Class A2, 2.72%, 10/27/2036[3]	33,303	33,761
Series 2016-E, Class A2B, 2.49%, 1/25/2036[3]	50,988	51,496
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[3]	327,629	334,482
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[3]	225,000	233,331
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[3]	2,135,850	2,208,144
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/2028[3]	65,748	$65,894
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[3,9]	984,713	1,002,957
Series 2017-1, Class A1, 2.75%, 10/25/2056[3,9]	1,151,538	1,171,078
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.106%, 10/25/2048[3,8]	1,173,894	1,182,521
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[3]	2,018,667	2,062,085
VB-S1 Issuer LLC, Series 2020-1A, Class C2, 3.031%, 6/15/2050[3]	1,200,000	1,264,713

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $42,249,269)		43,031,796

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.8%

BWAY Mortgage Trust, Series 2015-1740, Class A, 2.917%, 1/10/2035[3]	4,633,000	4,719,556
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[3,9]	364,863	370,696
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[3,9]	546,230	552,827
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[3,9]	320,991	325,732
Fannie Mae REMICS, Series 2018-31,
Class KP, 3.50%, 7/25/2047	504,762	522,026
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%,12/10/2036[3]	3,660,000	3,852,185
Freddie Mac Multifamily Structured
Pass-Through Certificates Series K016, Class X1 (IO), 1.638%,10/25/2021[9]	5,748,936	3,852
Series K017, Class X1 (IO), 1.431%, 12/25/2021[9]	7,075,118	18,361
Series K021, Class X1 (IO), 1.530%, 6/25/2022[9]	14,022,347	141,704
Series K030, Class X1 (IO), 0.276%, 4/25/2023[9]	70,040,729	204,176
Series K032, Class X1 (IO), 0.200%, 5/25/2023[9]	43,592,720	96,100
Freddie Mac REMICS, Series 4791,
Class BA, 4.00%, 3/15/2044	298,350	299,657
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[3]	187,156,151	240,196
Series 2014-K41, Class B, 3.964%, 11/25/2047[3,9]	2,500,000	2,727,487
Series 2015-K42, Class B, 3.982%, 12/25/2024[3,9]	490,000	527,188

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust (continued)
Series 2015-K43, Class B, 3.860%, 2/25/2048[3,9]	500,000	$539,060
Series 2015-K720, Class B, 3.510%, 7/25/2022[3,9]	270,000	278,164
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (1 mo. LIBOR US
+ 0.800%), 0.915%, 2/15/2038[3,8]	3,100,000	3,104,998
GS Mortgage Securities Corp. Trust,
Series 2019-70P, Class A, (1 mo.
LIBOR US + 1.000%), 1.115%, 10/15/2036[3,8]	2,985,000	2,983,178
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2, 3.00%, 3/25/2043[3,9]	233,615	237,033
Series 2013-2, Class A2, 3.50%, 5/25/2043[3,9]	234,408	238,850
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[3,9]	568,726	582,270
Series 2017-2, Class A5, 3.50%, 5/25/2047[3,9]	20,409	20,432
Series 2017-2, Class A6, 3.00%, 5/25/2047[3,9]	21,921	21,941
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[3,9]	86,569	88,293
Series 2017-6, Class A3, 3.50%, 12/25/2048[3,9]	307,751	312,167
Series 2017-6, Class A5, 3.50%, 12/25/2048[3,9]	15,503	15,499
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[3,9]	527,616	563,769
Series 2015-2A, Class A1, 3.75%, 8/25/2055[3,9]	534,658	568,470
Series 2016-4A, Class A1, 3.75%, 11/25/2056[3,9]	787,834	838,712
PMT Loan Trust, Series 2013-J1, Class
A9, 3.50%, 9/25/2043[3,9]	1,108,210	1,130,408
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[9]	324,962	327,068
Series 2013-6, Class A2, 3.00%, 5/25/2043[9]	2,274,458	2,301,561
Series 2013-7, Class A2, 3.00%, 6/25/2043[9]	311,957	315,764
Series 2013-8, Class A1, 3.00%, 6/25/2043[9]	407,612	412,916
Series 2020-1, Class A1, 3.50%, 2/25/2050[3,9]	144,698	148,307
Starwood Retail Property Trust, Series
2014-STAR, Class A, (1 mo. LIBOR
US + 1.470%), 1.585%, 11/15/2027[3,8]	2,317,783	1,709,365
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%, 4/25/2041[3,9]	2,447,592	2,462,793
		SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Waikiki Beach Hotel Trust, Series 2019-
WBM, Class A, (1 mo. LIBOR US +
1.050%), 1.165%, 12/15/2033[3,8]		2,300,000	$2,298,590
WinWater Mortgage Loan Trust, Series
2015-1, Class A1, 3.50%, 1/20/2045[3,9]		235,175	240,902
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $36,701,429)			36,342,253

FOREIGN GOVERNMENT BONDS - 0.4%

Canadian Government Bond (Canada),
2.75%, 6/1/2022	CAD	327,000	273,383
Mexican Government Bond
(Mexico), 6.50%, 6/10/2021	MXN	2,725,000	134,718
(Mexico), 6.50%, 6/9/2022	MXN	4,996,000	251,191
(Mexico), 7.75%, 5/29/2031	MXN	908,000	47,561
Mexico Government International Bond
(Mexico), 4.125%, 1/21/2026		400,000	449,244
Republic of Italy Government
International Bond (Italy), 2.375%, 10/17/2024		600,000	624,898
Saudi Government International Bond
(Saudi Arabia), 2.90%, 10/22/2025[3]		200,000	212,496

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $2,119,777)			1,993,491

MUNICIPAL BONDS - 1.4%

Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		2,660,000	2,688,462
New York City Transitional Finance
Authority, Future Tax Secured, Public
Impt., Revenue Bond, 1.58%, 5/1/2024		950,000	979,801
South Carolina Public Service Authority,
Series B, Revenue Bond, 1.852%, 12/1/2026		3,460,000	3,542,590

TOTAL MUNICIPAL BONDS
(Identified Cost $7,198,359)			7,210,853

U.S. GOVERNMENT AGENCIES - 7.7%

Mortgage-Backed Securities - 7.7%
Fannie Mae
Pool #888468, UMBS, 5.50%, 9/1/2021		332	332
Pool #995233, UMBS, 5.50%, 10/1/2021		7	7
Pool #888017, UMBS, 6.00%, 11/1/2021		569	570
Pool #995329, UMBS, 5.50%, 12/1/2021		633	636

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #888136, UMBS, 6.00%, 12/1/2021	1,251	$1,258
Pool #888815, UMBS, 4.50%, 11/1/2022	1,372	1,437
Pool #888810, UMBS, 5.50%, 11/1/2022	1,492	1,497
Pool #AA1563, UMBS, 4.50%, 2/1/2024	7,548	7,914
Pool #AC1557, UMBS, 4.50%, 9/1/2024	20,293	21,367
Pool #AD0462, UMBS, 5.50%, 10/1/2024	6,918	7,250
Pool #MA1834, UMBS, 4.50%, 2/1/2034	402,692	445,280
Pool #MA1903, UMBS, 4.50%, 5/1/2034	519,675	574,649
Pool #745418, UMBS, 5.50%, 4/1/2036	266,355	309,759
Pool #886904, UMBS, 6.50%, 9/1/2036	36,802	42,634
Pool #909786, UMBS, 5.50%, 3/1/2037	72,512	83,512
Pool #918516, UMBS, 5.50%, 6/1/2037	31,461	36,699
Pool #933521, UMBS, 5.00%, 1/1/2038	7,278	8,408
Pool #889260, UMBS, 5.00%, 4/1/2038	11,043	12,577
Pool #889576, UMBS, 6.00%, 4/1/2038	258,505	307,221
Pool #975840, UMBS, 5.00%, 5/1/2038	30,196	33,441
Pool #889624, UMBS, 5.50%, 5/1/2038	218,342	255,149
Pool #995196, UMBS, 6.00%, 7/1/2038	332,163	395,412
Pool #986458, UMBS, 6.00%, 8/1/2038	6,364	7,420
Pool #987831, UMBS, 6.00%, 9/1/2038	9,318	10,477
Pool #990897, UMBS, 6.00%, 9/1/2038	22,599	25,521
Pool #AD0220, UMBS, 6.00%, 10/1/2038	43,983	52,356
Pool #993920, UMBS, 6.00%, 11/1/2038	59,851	67,289
Pool #257497, UMBS, 6.00%, 12/1/2038	11,474	13,531
Pool #971022, UMBS, 5.00%, 1/1/2039	18,130	20,961
Pool #AA1810, UMBS, 5.00%, 1/1/2039	45,983	52,472
Pool #890294, UMBS, 5.50%, 1/1/2039	471,675	549,571
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AD0307, UMBS, 5.50%, 1/1/2039	250,379	$292,481
Pool #983686, UMBS, 5.00%, 2/1/2039	14,724	16,309
Pool #AE0604, UMBS, 6.00%, 7/1/2039	296,648	353,129
Pool #AA6788, UMBS, 6.00%, 8/1/2039	118,750	135,082
Pool #AC0463, UMBS, 5.00%, 11/1/2039	29,074	33,595
Pool #AC5111, UMBS, 5.00%, 11/1/2039	43,871	50,696
Pool #MA0258, UMBS, 4.50%, 12/1/2039	510,197	572,667
Pool #MA0259, UMBS, 5.00%, 12/1/2039	29,259	33,847
Pool #AC8573, UMBS, 5.00%, 1/1/2040	42,630	48,983
Pool #890326, UMBS, 5.50%, 1/1/2040	497,335	579,876
Pool #AL1595, UMBS, 6.00%, 1/1/2040	317,110	376,175
Pool #AE0061, UMBS, 6.00%, 2/1/2040	130,791	154,973
Pool #AL0152, UMBS, 6.00%, 6/1/2040	525,494	622,847
Pool #MA4203, UMBS, 2.50%, 12/1/2040	3,958,916	4,129,304
Pool #AI5172, UMBS, 4.00%, 8/1/2041	274,311	302,631
Pool #AL1410, UMBS, 4.50%, 12/1/2041	557,022	628,304
Pool #AB4300, UMBS, 3.50%, 1/1/2042	133,660	145,557
Pool #AL7729, UMBS, 4.00%, 6/1/2043	314,159	345,599
Pool #AS3622, UMBS, 3.50%, 10/1/2044	8,958,127	9,758,344
Pool #AZ9215, UMBS, 4.00%, 10/1/2045	545,508	591,209
Pool #BC8677, UMBS, 4.00%, 5/1/2046	224,793	244,434
Pool #BD2179, UMBS, 4.00%, 7/1/2046	105,064	114,326
Pool #BD6997, UMBS, 4.00%, 10/1/2046	398,910	434,318
Pool #BE3812, UMBS, 4.00%, 12/1/2046	257,560	278,619
Pool #BE7845, UMBS, 4.50%, 2/1/2047	284,647	313,055
Pool #MA3184, UMBS, 4.50%, 11/1/2047	1,262,757	1,385,780
Pool #AL8674, 5.642%, 1/1/2049	936,020	1,072,655

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	2,642	$2,667
Pool #G12655, 6.00%, 5/1/2022	2,107	2,127
Pool #G13078, 6.00%, 3/1/2023	4,331	4,434
Pool #C91746, 4.50%, 12/1/2033	70,623	78,114
Pool #C91762, 4.50%, 5/1/2034	607,899	667,214
Pool #G07655, 5.50%, 12/1/2035	67,884	78,897
Pool #G08216, 5.50%, 8/1/2037	203,928	238,220
Pool #G03926, 6.00%, 2/1/2038	219,139	260,757
Pool #G04731, 5.50%, 4/1/2038	154,754	180,794
Pool #G04176, 5.50%, 5/1/2038	69,702	81,498
Pool #A78227, 5.50%, 6/1/2038	84,169	98,180
Pool #G08273, 5.50%, 6/1/2038	186,077	217,568
Pool #G04471, 5.50%, 7/1/2038	24,345	28,439
Pool #G04776, 5.50%, 7/1/2038	155,158	181,349
Pool #G05196, 5.50%, 10/1/2038	223,564	261,184
Pool #G05409, 5.50%, 3/1/2039	195,290	228,161
Pool #G05906, 6.00%, 4/1/2040	36,933	43,870
Pool #G07104, 5.50%, 5/1/2040	127,228	142,859
Pool #G06789, 6.00%, 5/1/2040	179,191	212,737
Pool #A92889, 4.50%, 7/1/2040	763,016	861,556
Pool #RB5100, UMBS, 2.00%, 2/1/2041	3,352,957	3,423,308
Pool #RB5108, UMBS, 2.00%, 4/1/2041	5,280,459	5,391,254
Pool #SD8107, UMBS, 2.50%, 11/1/2050	1,707,430	1,772,439
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	27,448	30,522

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $38,868,983)		40,849,550

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[10]
(Identified Cost $7,081,990)	7,081,990	7,081,990

TOTAL INVESTMENTS - 99.5%
(Identified Cost $486,050,851)		528,473,413
OTHER ASSETS, LESS LIABILITIES - 0.5%		2,699,058
NET ASSETS - 100%		$531,172,471

ADR - American Depositary Receipt

CAD - Canadian Dollar

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

REMICS - Real Estate Mortgage Investment Conduits
UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security has been valued using significant unobservable inputs.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $99,458,635, which represented 18.7% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2021.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 10, 2017, September 6, 2018 and on dates between May 8, 2020 and May 13, 2020 at an aggregate cost of $212,263. The value of the security at April 30, 2021 was $2,200, or less than 0.1% of the Series’ Net Assets.

8Floating rate security. Rate shown is the rate in effect as of April 30, 2021.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2021.

10Rate shown is the current yield as of April 30, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series
April 30, 2021 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $486,050,851) (Note 2)	$528,473,413
Foreign currency, at value (identified cost $51)	51
Interest receivable	2,693,222
Receivable for fund shares sold	323,085
Foreign tax reclaims receivable	315,974
Receivable for securities sold	164,164
Dividends receivable	103,054
Prepaid and other expenses	42,000

TOTAL ASSETS	532,114,963

LIABILITIES:

Accrued management fees (Note 3)	173,687
Accrued sub-transfer agent fees (Note 3)	158,352
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	150,456
Accrued fund accounting and administration fees (Note 3)	34,854
Accrued Chief Compliance Officer service fees (Note 3)	1,980
Payable for securities purchased	155,000
Payable for fund shares repurchased	145,117
Trustees’ fees payable	9,087
Other payables and accrued expenses	113,959

TOTAL LIABILITIES	942,492

TOTAL NET ASSETS	$531,172,471

NET ASSETS CONSIST OF:

Capital stock	$439,935
Additional paid-in-capital	467,464,491
Total distributable earnings (loss)	63,268,045

TOTAL NET ASSETS	$531,172,471

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series
April 30, 2021 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($301,957,638/20,967,404 shares)	$14.40

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($108,004,812/10,563,848 shares)	$10.22

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($23,738,103/2,452,414 shares)	$9.68

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($95,528,435/9,875,036 shares)	$9.67

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($1,943,483/134,748 shares)	$14.42

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series
For the Six Months Ended April 30, 2021 (unaudited)

INVESTMENT INCOME:

Interest	$4,148,716
Dividends (net of foreign taxes withheld, $44,040)	1,271,796

Total Investment Income	5,420,512

EXPENSES:

Management fees (Note 3)	1,037,083
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	463,324
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	371,719
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	57,136
Sub-transfer agent fees (Note 3)	225,656
Fund accounting and administration fees (Note 3)	71,880
Directors’ fees (Note 3)	41,864
Chief Compliance Officer service fees (Note 3)	2,982
Custodian fees	24,904
Miscellaneous	203,641

Total Expenses	2,500,189
Less reduction of expenses (Note 3)	(4,056)

Net Expenses	2,496,133

NET INVESTMENT INCOME	2,924,379

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	21,069,637
Foreign currency and translation of other assets and liabilities	(6,585)

21,063,052
Net change in unrealized appreciation (depreciation) on-
Investments in securities	21,006,557
Foreign currency and translation of other assets and liabilities	9,086

21,015,643

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	42,078,695

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,003,074

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	FOR THE SIX MONTHS ENDED 4/30/21 (UNAUDITED)	FOR THE YEAR ENDED 10/31/20
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,924,379	$12,149,937
Net realized gain (loss) on investments and foreign currency	21,063,052	76,597,288
Net change in unrealized appreciation (depreciation) on investments and foreign currency	21,015,643	(33,352,187)

Net increase (decrease) from operations	45,003,074	55,395,038

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(26,333,049)	(24,962,674)
Class I	(12,950,334)	(10,898,861)
Class R	(2,860,747)	(493,417)
Class L	(11,487,033)	(4,422,053)
Class W	(174,116)	(83,642)

Total distributions to shareholders	(53,805,279)	(40,860,647)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	35,342,498	(424,448,200)

Net increase (decrease) in net assets	26,540,293	(409,913,809)

NET ASSETS:

Beginning of period	504,632,178	914,545,987

End of period	$531,172,471	$504,632,178

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.47	$14.23	$13.39	$14.10	$13.36	$13.15
Income (loss) from investment operations:
Net investment income[1]	0.09	0.21	0.27	0.23	0.19	0.19
Net realized and unrealized gain (loss) on investments	1.17	0.59 [2]	1.07	(0.33)	0.73	0.21
Total from investment operations	1.26	0.80	1.34	(0.10)	0.92	0.40
Less distributions to shareholders:
From net investment income	(0.15)	(0.21)	(0.23)	(0.18)	(0.16)	(0.19)
From net realized gain on investments	(1.18)	(0.35)	(0.27)	(0.43)	(0.02)	—
Total distributions to shareholders	(1.33)	(0.56)	(0.50)	(0.61)	(0.18)	(0.19)
Net asset value - End of period	$14.40	$14.47	$14.23	$13.39	$14.10	$13.36
Net assets - End of period (000’s omitted)	$301,958	$294,276	$609,145	$596,934	$627,523	$724,270
Total return[3]	9.08%	5.86% [2]	10.40%	(0.75% )	7.02%	3.07%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.88% [4]	0.87%	0.87%	0.88%	0.87%	0.87%
Net investment income	1.21% [4]	1.47%	2.01%	1.71%	1.42%	1.47%
Series portfolio turnover	47%	108%	68%	80%	58%	65%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share by less than $0.01. Excluding the proceeds from the settlement, the total return would have been 5.78%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.68	$10.65	$10.15	$10.85	$10.33	$10.22
Income (loss) from investment operations:
Net investment income[1]	0.07	0.19	0.23	0.20	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.85	0.44 [2]	0.80	(0.26)	0.56	0.15
Total from investment operations	0.92	0.63	1.03	(0.06)	0.73	0.32
Less distributions to shareholders:
From net investment income	(0.20)	(0.25)	(0.26)	(0.21)	(0.19)	(0.21)
From net realized gain on investments	(1.18)	(0.35)	(0.27)	(0.43)	(0.02)	—
Total distributions to shareholders	(1.38)	(0.60)	(0.53)	(0.64)	(0.21)	(0.21)
Net asset value - End of period	$10.22	$10.68	$10.65	$10.15	$10.85	$10.33
Net assets - End of period (000’s omitted)	$108,005	$99,139	$207,346	$192,157	$213,824	$291,632
Total return[3]	9.13%	6.27% [2]	10.69%	(0.62% )	7.25%	3.26%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.63% [4]	0.60%	0.64%	0.68%	0.67%	0.67%
Net investment income	1.46% [4]	1.77%	2.23%	1.92%	1.62%	1.66%
Series portfolio turnover	47%	108%	68%	80%	58%	65%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share by less than $0.01. Excluding the proceeds from the settlement, the total return would have been 6.17%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.18	$10.19	$9.73	$10.42	$9.92	$9.81
Income (loss) from investment operations:
Net investment income[1]	0.05	0.13	0.17	0.14	0.11	0.12
Net realized and unrealized gain (loss) on investments	0.81	0.42 [2]	0.77	(0.24)	0.54	0.15
Total from investment operations	0.86	0.55	0.94	(0.10)	0.65	0.27
Less distributions to shareholders:
From net investment income	(0.18)	(0.21)	(0.21)	(0.16)	(0.13)	(0.16)
From net realized gain on investments	(1.18)	(0.35)	(0.27)	(0.43)	(0.02)	—
Total distributions to shareholders	(1.36)	(0.56)	(0.48)	(0.59)	(0.15)	(0.16)
Net asset value - End of period	$9.68	$10.18	$10.19	$9.73	$10.42	$9.92
Net assets - End of period (000’s omitted)	$23,738	$22,539	$8,850	$10,886	$13,672	$19,054
Total return[3]	8.99%	5.69% [2]	10.12%	(1.08% )	6.72%	2.79%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.06% [4]	1.04%	1.10%	1.18%	1.17%	1.17%
Net investment income	1.02% [4]	1.25%	1.77%	1.40%	1.12%	1.19%
Series portfolio turnover	47%	108%	68%	80%	58%	65%

1 Calculated based on average shares outstanding during the periods.

2 During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share and total return by   less than $0.01 and by less than 0.01%, respectively.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions.

4 Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class L*

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.16	$10.17	$9.71	$10.40	$9.91	$9.81
Income (loss) from investment operations:
Net investment income[1]	0.02	0.08	0.13	0.09	0.06	0.06
Net realized and unrealized gain (loss) on investments	0.82	0.42 [2]	0.76	(0.24)	0.54	0.15
Total from investment operations	0.84	0.50	0.89	(0.15)	0.60	0.21
Less distributions to shareholders:
From net investment income	(0.15)	(0.16)	(0.16)	(0.11)	(0.09)	(0.11)
From net realized gain on investments	(1.18)	(0.35)	(0.27)	(0.43)	(0.02)	—
Total distributions to shareholders	(1.33)	(0.51)	(0.43)	(0.54)	(0.11)	(0.11)
Net asset value - End of period	$9.67	$10.16	$10.17	$9.71	$10.40	$9.91
Net assets - End of period (000’s omitted)	$95,528	$86,903	$87,628	$93,290	$112,666	$127,100
Total return[3]	8.69%	5.16% [2]	9.61%	(1.58% )	6.13%	2.24%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.59% [4]	1.55%	1.59%	1.68%	1.67%	1.67%
Net investment income	0.50% [4]	0.79%	1.29%	0.91%	0.62%	0.66%
Series portfolio turnover	47%	108%	68%	80%	58%	65%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L Shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

1 Calculated based on average shares outstanding during the periods.

2  During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share and total return by   less than $0.01 and by less than 0.01%, respectively.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions.

4 Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class W

	FOR THE SIX MONTHS ENDED 4/30/21 (UNAUDITED)		FOR THE YEAR ENDED 10/31/20	FOR THE PERIOD 4/1/19[1] TO 10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.52		$14.28	$13.62
Income from investment operations:
Net investment income[2]	0.14		0.32	0.23
Net realized and unrealized gain (loss) on investments	1.18		0.59 [3]	0.54
Total from investment operations	1.32		0.91	0.77
Less distributions to shareholders:
From net investment income	(0.24)		(0.32)	(0.11)
From net realized gain on investments	(1.18)		(0.35)	(0.00)[4]
Total distributions to shareholders	(1.42)		(0.67)	(0.11)
Net asset value - End of period	$14.42		$14.52	$14.28
Net assets - End of period (000’s omitted)	$1,943		$1,775	$1,577
Total return[5]	9.50%		6.66% [3]	5.71%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[6]	0.09%	0.08%	[6]
Net investment income	1.99%	[6]	2.26%	2.81%	[6]
Series portfolio turnover	47%		108%	68%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.43%	[6]	0.40%	0.40%	[6]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share and total return by less than $0.01 and by less than 0.01%, respectively.

4 Less than $(0.01).

5 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

6 Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/20	ENDING ACCOUNT VALUE 4/30/21	EXPENSES PAID DURING PERIOD* 11/1/20 - 4/30/21	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,126.50	$5.54	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26	1.05%
Class I
Actual	$1,000.00	$1,128.70	$4.49	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class R
Actual	$1,000.00	$1,126.30	$6.64	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.31	1.26%
Class L
Actual	$1,000.00	$1,122.60	$9.26	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.07	$8.80	1.76%
Class W
Actual	$1,000.00	$1,132.20	$0.53	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Moderate Term Series
(unaudited)

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Moderate Term Series - as of April 30, 2021
(unaudited)

Asset Allocation[1]

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]

Communication Services	9.1%
Health Care	7.3%
Energy	6.8%
Information Technology	6.7%
Consumer Discretionary	6.2%
Financials	6.0%
Real Estate	5.7%
Industrials	5.3%
Consumer Staples	5.1%
Materials	3.2%
Utilities	0.1%

[4]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]

Facebook, Inc. - Class A	1.8%
Amazon.com, Inc.	1.6%
Unilever plc - ADR (United Kingdom)	1.2%
Alphabet, Inc. - Class A	1.2%
Microsoft Corp.	1.1%
Visa, Inc. - Class A	1.1%
Johnson & Johnson	1.1%
Mastercard, Inc. - Class A	1.1%
Expedia Group, Inc.	1.0%
SBA Communications Corp.	1.0%

5As a percentage of total investments.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 46.6%

Communication Services - 6.5%
Diversified Telecommunication Services - 0.0%##
Radius Global Infrastructure, Inc. - Class A*	6,798	$100,678
Verizon Communications, Inc.	3,096	178,918
		279,596
Entertainment - 2.2%
Activision Blizzard, Inc.	20,145	1,837,023
Electronic Arts, Inc.	12,644	1,796,459
Nexon Co. Ltd.(Japan)	93,700	3,099,341
Sea Ltd. - ADR (Taiwan)*	17,774	4,488,646
		11,221,469
Interactive Media & Services - 3.5%
Alphabet, Inc. - Class A*	2,465	5,801,377
Auto Trader Group plc (United Kingdom)*2	19,105	150,406
Facebook, Inc. - Class A*	27,724	9,012,518
Tencent Holdings Ltd. - Class H (China)	34,428	2,746,392
		17,710,693
Media - 0.8%
Charter Communications, Inc. - Class A*	4,473	3,012,342
Comcast Corp. - Class A	3,447	193,549
Omnicom Group, Inc.	398	32,739
Quebecor, Inc. - Class B (Canada)	12,057	324,195
S4 Capital plc (United Kingdom)*	34,171	263,803
		3,826,628
Total Communication Services		33,038,386
Consumer Discretionary - 5.3%
Distributors - 0.0%##
Genuine Parts Co.	272	33,992
Hotels, Restaurants & Leisure - 1.1%
Accor S.A. (France)*	1,810	72,882
Expedia Group, Inc.*	28,068	4,946,424
Hilton Worldwide Holdings, Inc.*	938	120,720
Restaurant Brands International, Inc. (Canada)	2,711	186,002
		5,326,028
Household Durables - 0.7%
Garmin Ltd.	302	41,446
Nikon Corp. (Japan)	173,500	1,633,683
Sony Group Corp. - ADR (Japan)	17,348	1,737,576
Sony Group Corp. (Japan)	2,200	219,954
Whirlpool Corp.	119	28,137
		3,660,796
Internet & Direct Marketing Retail - 2.1%
Alibaba Group Holding Ltd. - ADR (China)*	12,375	2,858,006
	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
Amazon.com, Inc.*	2,260	$7,836,369
		10,694,375
Multiline Retail - 0.8%
Dollar General Corp.	9,538	2,048,285
Dollar Tree, Inc.*	17,064	1,960,654
		4,008,939
Specialty Retail - 0.1%
Best Buy Co., Inc.	424	49,298
The Home Depot, Inc.	731	236,603
Williams-Sonoma, Inc.	147	25,100
		311,001
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG (Germany)*	435	134,355
lululemon athletica, Inc*.	7,082	2,374,382
		2,508,737
Total Consumer Discretionary		26,543,868
Consumer Staples - 4.9%
Beverages - 1.5%
Anheuser-Busch InBev S.A./N.V. (Belgium)	2,455	173,894
The Coca-Cola Co.	61,196	3,303,360
Diageo plc (United Kingdom)	40,716	1,827,799
Heineken N.V. - ADR (Netherlands)	34,865	2,027,399
Heineken N.V. (Netherlands)	2,530	293,479
		7,625,931
Food & Staples Retailing - 0.5%
The Kroger Co.	1,228	44,871
Wal-Mart de Mexico S.A.B. de C.V. - ADR (Mexico)	63,093	2,069,450
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	45,117	147,955
Walmart, Inc.	1,651	230,992
		2,493,268
Food Products - 1.6%
Archer-Daniels-Midland Co.	832	52,524
Bunge Ltd.	291	24,566
Campbell Soup Co.	574	27,409
Conagra Brands, Inc.	886	32,862
Danone S.A. (France)	5,016	354,077
General Mills, Inc.	867	52,766
The Hershey Co.	308	50,604
The J.M. Smucker Co.	218	28,556
Kerry Group plc - Class A (Ireland)	605	78,421
The Kraft Heinz Co.	1,570	64,825
Mondelez International, Inc.- Class A	66,747	4,058,885

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Nestle S.A. (Switzerland)	28,814	$3,438,395
Tyson Foods, Inc. - Class A	578	44,766
		8,308,656
Household Products - 0.1%
The Clorox Co.	203	37,048
Colgate-Palmolive Co.	992	80,054
Kimberly-Clark Corp.	438	58,394
The Procter & Gamble Co.	1,656	220,944
		396,440
Personal Products - 1.2%
Beiersdorf AG (Germany)	2,045	230,820
Unilever plc - ADR (United Kingdom)	99,902	5,866,246
		6,097,066
Total Consumer Staples		24,921,361
Energy - 4.0%
Energy Equipment & Services - 0.0%##
Schlumberger N.V.	7,502	202,929
Oil, Gas & Consumable Fuels - 4.0%
BP plc - ADR (United Kingdom)	36,396	915,723
Cabot Oil & Gas Corp.	219,294	3,655,631
Cameco Corp. (Canada)	142,188	2,390,180
ConocoPhillips	51,000	2,608,140
EOG Resources, Inc.	26,441	1,947,115
EQT Corp.*	111,467	2,129,020
Exxon Mobil Corp.	36,789	2,105,802
Jonah Energy Parent LLC*3	5,224	78,360
Lonestar Resources US, Inc.*	6,758	49,469
Pioneer Natural Resources Co.	12,387	1,905,492
Royal Dutch Shell plc - Class B - ADR (Netherlands)	17,698	633,766
TOTAL SE - ADR (France)	22,003	974,293
Tourmaline Oil Corp. (Canada)	27,176	586,346
		19,979,337
Total Energy		20,182,266
Financials - 3.5%
Banks - 0.2%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	3,887	152,448
Citigroup, Inc.	1,814	129,229
Comerica, Inc.	286	21,496
Fifth Third Bancorp	1,112	45,080
FinecoBank Banca Fineco S.p.A. (Italy)*	32,215	554,092
Huntington Bancshares, Inc.	1,877	28,756
JPMorgan Chase & Co.	1,473	226,562
Regions Financial Corp.	1,642	35,795
	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
U.S. Bancorp	1,622	$96,266
		1,289,724
Capital Markets - 1.5%
Deutsche Boerse AG (Germany)	2,435	419,612
Intercontinental Exchange, Inc.	32,969	3,880,781
Intermediate Capital Group plc (United Kingdom)	9,629	290,698
Moody’s Corp.	4,657	1,521,489
S&P Global, Inc.	3,646	1,423,362
		7,535,942
Consumer Finance - 0.4%
American Express Co.	12,595	1,931,443
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. - Class B*	14,005	3,850,675
Insurance - 0.6%
Admiral Group plc (United Kingdom)	12,060	521,098
The Allstate Corp.	441	55,919
Chubb Ltd.	515	88,369
Cincinnati Financial Corp.	298	33,579
Everest Re Group Ltd.	88	24,372
Fidelity National Financial, Inc.	599	27,326
The Hartford Financial Services Group, Inc.	575	37,927
The Travelers Companies, Inc.	358	55,368
W. R. Berkley Corp.	30,071	2,397,260
		3,241,218
Total Financials		17,849,002
Health Care - 6.9%
Biotechnology - 2.5%
BioMarin Pharmaceutical, Inc.*	42,797	3,334,742
Gilead Sciences, Inc.	1,378	87,462
Incyte Corp.*	13,040	1,113,355
Seagen, Inc.*	23,313	3,351,477
Vertex Pharmaceuticals, Inc.*	21,834	4,764,179
		12,651,215
Health Care Equipment & Supplies - 1.8%
Alcon, Inc. (Switzerland)*	57,032	4,301,924
Getinge AB - Class B (Sweden)	10,887	368,210
IDEXX Laboratories, Inc.*	3,403	1,868,213
Medtronic plc	18,333	2,400,156
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	156,000	349,249
		9,287,752

Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	245	32,311

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	3,810	$1,791,576
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	2,030	126,713
Dechra Pharmaceuticals plc (United Kingdom)	4,079	227,247
Johnson & Johnson	34,409	5,599,377
Merck & Co., Inc.	2,061	153,544
Novartis AG - ADR (Switzerland)	44,752	3,814,660
Perrigo Co. plc	5,045	210,023
Zoetis, Inc.	5,650	977,620
		11,109,184
Total Health Care		34,872,038
Industrials - 2.1%
Aerospace & Defense - 0.1%
Airbus SE (France)*	1,040	125,070
General Dynamics Corp.	360	68,483
L3Harris Technologies, Inc.	275	57,538
Lockheed Martin Corp.	281	106,937
Northrop Grumman Corp.	204	72,306
		430,334
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	269	26,115
Airlines - 0.5%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	12,624	205,393
Ryanair Holdings plc - ADR (Ireland)*	19,024	2,222,954
		2,428,347
Building Products - 0.0%##
A. O. Smith Corp.	341	23,103
Assa Abloy AB - Class B (Sweden)	3,921	111,786
Johnson Controls International plc	1,138	70,943
		205,832
Commercial Services & Supplies - 0.4%
Copart, Inc.*	16,470	2,050,680
Republic Services, Inc.	471	50,067
Waste Management, Inc.	526	72,572
		2,173,319
Electrical Equipment - 0.0%##
Eaton Corp. plc	515	73,609
Emerson Electric Co.	796	72,030
Hubbell, Inc.	117	22,465
		168,104
Industrial Conglomerates - 0.0%##
3M Co.	572	112,764
	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates (continued)
Honeywell International, Inc.	617	$137,616
		250,380
Machinery - 0.1%
Caterpillar, Inc.	539	122,951
Cummins, Inc.	223	56,205
Illinois Tool Works, Inc.	368	84,809
Snap-on, Inc.	108	25,661
		289,626
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp.	286	23,724
Insperity, Inc.	21,736	1,902,769
		1,926,493
Road & Rail - 0.4%
Norfolk Southern Corp.	6,711	1,873,980
Union Pacific Corp.	602	133,698
		2,007,678
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	2,953	265,105
W. W. Grainger, Inc.	88	38,151
		303,256
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	13,200	82,476
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)*	850	87,295
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)*	628	106,823
		276,594
Total Industrials		10,486,078
Information Technology - 6.7%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	3,321	169,072
Motorola Solutions, Inc.	245	46,134
		215,206
Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	11,867	2,116,242
Keyence Corp. (Japan)	200	96,011
Softwareone Holding AG (Germany)	6,015	155,883
		2,368,136
IT Services - 3.3%
Adyen N.V. (Netherlands)*2	78	191,965
Automatic Data Processing, Inc.	469	87,698
Broadridge Financial Solutions, Inc.	209	33,154

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
International Business Machines Corp.	861	$122,159
Keywords Studios plc (Ireland)*	2,609	97,501
Mastercard, Inc. - Class A	14,592	5,575,019
PayPal Holdings, Inc.	15,352	4,026,676
StoneCo Ltd. - Class A (Brazil)*	3,051	197,217
Switch, Inc. - Class A	14,663	272,292
TravelSky Technology Ltd. - Class H (China)	109,000	238,485
Visa, Inc. - Class A	24,612	5,748,379
		16,590,545
Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.	446	68,309
Intel Corp.	3,004	172,820
Micron Technology, Inc.	23,324	2,007,497
NVIDIA Corp.	3,109	1,866,582
QUALCOMM, Inc.	991	137,551
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	1,368	159,700
		4,412,459
Software - 2.0%
Fair Isaac Corp.*	4,669	2,434,463
Microsoft Corp.	22,841	5,760,043
Oracle Corp.	2,320	175,833
ServiceNow, Inc.*	3,640	1,843,187
		10,213,526
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	415	30,996
Total Information Technology		33,830,868
Materials - 3.1%
Chemicals - 1.2%
Air Liquide S.A. - ADR (France)	83,671	2,816,366
Air Liquide S.A. (France)	920	154,930
Akzo Nobel N.V. (Netherlands)	1,108	133,036
CF Industries Holdings, Inc.	466	22,662
Eastman Chemical Co.	256	29,540
FMC Corp.	24,202	2,861,644
International Flavors & Fragrances, Inc.	358	50,897
Linde plc (United Kingdom)	464	132,630
RPM International, Inc.	265	25,133
		6,226,838
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	226,033	4,192,912
Packaging Corp. of America	191	28,201
		4,221,113

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 1.1%
Agnico Eagle Mines Ltd. (Canada)	26,313	$1,642,984
Barrick Gold Corp. (Canada)	78,729	1,672,991
Newmont Corp.	30,688	1,915,238
Nucor Corp.	535	44,009
Reliance Steel & Aluminum Co.	139	22,283
Steel Dynamics, Inc.	442	23,965
		5,321,470
Total Materials		15,769,421
Real Estate - 3.6%
Equity Real Estate Investment Trusts (REITS) - 3.6%
Agree Realty Corp.	2,294	161,406
American Campus Communities, Inc.	2,622	118,541
American Homes 4 Rent - Class A	8,185	303,172
American Tower Corp.	9,654	2,459,550
Americold Realty Trust	5,829	235,433
Apple Hospitality REIT, Inc.	7,686	121,900
AvalonBay Communities, Inc.	1,239	237,888
Brandywine Realty Trust	8,988	121,608
Camden Property Trust	1,515	182,527
CareTrust REIT, Inc.	3,395	82,091
Community Healthcare Trust, Inc.	3,672	186,978
Cousins Properties, Inc.	6,893	252,766
Crown Castle International Corp.	427	80,729
Digital Realty Trust, Inc.	2,136	329,606
Douglas Emmett, Inc.	3,333	111,789
Duke Realty Corp.	5,637	262,233
Equinix, Inc.	3,702	2,668,253
Equity LifeStyle Properties, Inc.	3,928	272,603
Essex Property Trust, Inc.	630	183,028
Extra Space Storage, Inc.	1,042	154,935
First Industrial Realty Trust, Inc.	1,966	97,848
Flagship Communities REIT	4,148	67,488
Getty Realty Corp.	4,027	127,173
Healthcare Realty Trust, Inc.	2,863	92,074
Healthcare Trust of America, Inc. - Class A	5,642	165,705
Healthpeak Properties, Inc.	7,324	251,506
Hibernia REIT plc (Ireland)	51,452	70,395
Innovative Industrial Properties, Inc.	243	44,501
Invitation Homes, Inc.	12,916	452,835
Kilroy Realty Corp.	2,904	199,040
Lamar Advertising Co. - Class A	1,077	106,666
Life Storage, Inc.	1,665	159,940
Mid-America Apartment Communities, Inc.	2,163	340,305
Prologis, Inc.	7,973	929,094
Public Storage	1,538	432,424

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Realty Income Corp.	1,015	$70,187
Rexford Industrial Realty, Inc.	3,235	179,704
SBA Communications Corp.	16,451	4,930,694
STAG Industrial, Inc.	2,876	105,003
Sun Communities, Inc.	2,491	415,573
Terreno Realty Corp.	2,027	130,782
UDR, Inc.	4,402	204,473
Welltower, Inc.	1,192	89,436
Total Real Estate		18,189,882
TOTAL COMMON STOCKS (Identified Cost $181,934,374)		235,683,170

CORPORATE BONDS - 14.5%

Non-Convertible Corporate Bonds- 14.5%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc., 4.25%, 3/1/2027	1,018,000	1,152,152
Lumen Technologies, Inc., 7.50%, 4/1/2024	95,000	106,229
Verizon Communications, Inc., 4.272%, 1/15/2036	3,050,000	3,511,290
		4,769,671
Interactive Media & Services - 1.0%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	4,415,000	4,809,436
Media - 0.6%
Beasley Mezzanine Holdings LLC,
8.625%, 2/1/2026[2]	135,000	137,025
Comcast Corp., 3.25%, 11/1/2039	2,546,000	2,633,862
TEGNA, Inc., 4.625%, 3/15/2028	145,000	148,081
		2,918,968
Total Communication Services		12,498,075
Consumer Discretionary - 0.9%
Automobiles - 0.0%##
Ford Motor Co., 9.00%, 4/22/2025	165,000	201,533
Diversified Consumer Services - 0.0%##
StoneMor, Inc., 8.50%, 5/15/2029[2]	145,000	146,448
Hotels, Restaurants & Leisure - 0.3%
Affinity Gaming, 6.875%, 12/15/2027[2]	90,000	95,536
Expedia Group, Inc., 4.625%, 8/1/2027[2]	1,170,000	1,315,490
		1,411,026
Household Durables - 0.1%
FXI Holdings, Inc., 12.25%, 11/15/2026[2]	124,000	143,530
STL Holding Co. LLC, 7.50%, 2/15/2026[2]	195,000	204,019
		347,549

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd.
(China), 4.00%, 12/6/2037	1,185,000	$1,280,149
(China), 2.70%, 2/9/2041	1,190,000	1,106,997
		2,387,146
Total Consumer Discretionary		4,493,702
Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[2]	150,000	149,055
KeHE Distributors LLC - KeHE Finance Corp., 8.625%, 10/15/2026[2]	144,000	160,920
Total Consumer Staples		309,975
Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Brooge Petroleum and Gas Investment
Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	200,000	186,500
CNX Midstream Partners LP - CNX
Midstream Finance Corp., 6.50%, 3/15/2026[2]	145,000	149,894
Energy Transfer LP, 6.50%, 2/1/2042	2,728,000	3,304,271
Energy Ventures Gom LLC - EnVen
Finance Corp., 11.75%, 4/15/2026[2]	145,000	148,655
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	2,299,000	3,128,964
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[2]	155,000	137,562
Navigator Holdings Ltd., 8.00%, 9/10/2025[2]	150,000	156,375
New Fortress Energy, Inc., 6.75%, 9/15/2025[2]	145,000	150,030
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	140,000	136,500
Oasis Midstream Partners LP - OMP Finance Corp., 8.00%, 4/1/2029[2]	150,000	153,519
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	3,211,000	3,800,167
Talos Production, Inc., 12.00%, 1/15/2026[2]	150,000	150,375
The Williams Companies, Inc., 2.60%, 3/15/2031	2,630,000	2,593,192
Total Energy		14,196,004
Financials - 2.4%
Banks - 1.4%
Bank of America Corp., 4.00%, 1/22/2025	1,578,000	1,736,410
Citigroup, Inc., 4.45%, 9/29/2027	2,135,000	2,423,065

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
JPMorgan Chase & Co., (U.S. Secured
Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[4]	2,838,000	$2,915,039
		7,074,514
Capital Markets - 0.6%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026[2]	1,300,000	1,307,838
Drawbridge Special Opportunities Fund
LP - Drawbridge Special Opportunities
Finance Corporation, 3.875%, 2/15/2026[2]	250,000	257,370
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.25%, 5/15/2027[2]	105,000	107,100
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,290,000	1,349,175
StoneX Group, Inc., 8.625%, 6/15/2025[2]	140,000	149,800
		3,171,283
Consumer Finance - 0.2%
Credit Acceptance Corp., 6.625%, 3/15/2026	145,000	153,149
Navient Corp., 6.75%, 6/25/2025	180,000	195,885
PRA Group, Inc., 7.375%, 9/1/2025[2]	145,000	155,331
SLM Corp.
5.125%, 4/5/2022	227,000	232,108
4.20%, 10/29/2025	95,000	99,750
		836,223
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	133,000	134,995
Oxford Finance LLC - Oxford Finance
Co-Issuer II, Inc., 6.375%, 12/15/2022[2]	100,000	101,398
		236,393
Insurance - 0.0%##
Genworth Mortgage Holdings, Inc., 6.50%, 8/15/2025[2]	225,000	244,330
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP -
Ladder Capital Finance Corp., 5.25%, 10/1/2025[2]	140,000	141,400
Starwood Property Trust, Inc., 4.75%, 3/15/2025	190,000	197,843
		339,243
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp., 5.25%, 8/15/2028	155,000	163,525

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance (continued)
Radian Group, Inc., 4.875%, 3/15/2027	135,000	$143,100
		306,625
Total Financials		12,208,611
Health Care - 0.4%
Health Care Providers & Services - 0.4%
HCA, Inc., 4.125%, 6/15/2029	1,617,000	1,796,377
Industrials - 3.1%
Airlines - 0.6%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%, 8/15/2025[2]	203,418	227,499
Southwest Airlines Co., 5.25%, 5/4/2025	2,237,000	2,561,399
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026	93,096	94,763
United Airlines Pass-Through Trust,
Series 2019-2, Class B, 3.50%, 5/1/2028	76,479	74,785
		2,958,446
Commercial Services & Supplies - 0.0%##
Prime Security Services Borrower
LLC - Prime Finance, Inc., 5.75%, 4/15/2026[2]	180,000	196,740
Construction & Engineering - 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/2026[2]	145,000	152,593
Dycom Industries, Inc., 4.50%, 4/15/2029[2]	150,000	152,250
Fluor Corp., 3.50%, 12/15/2024	145,000	149,683
		454,526
Electrical Equipment - 0.0%##
EnerSys, 4.375%, 12/15/2027[2]	90,000	94,275
Industrial Conglomerates - 0.4%
General Electric Co., (3 mo. LIBOR US + 3.330%), 3.514%[4,5]	2,321,000	2,206,389
Machinery - 0.0%##
Titan International, Inc., 7.00%, 4/30/2028[2]	140,000	144,214
Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	200,000	203,912
Navios South American Logistics, Inc.
- Navios Logistics Finance US, Inc.
(Uruguay), 10.75%, 7/1/2025[2]	97,000	106,942
		310,854

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail - 0.3%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	1,140,000	$1,306,697
Trading Companies & Distributors - 1.6%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 4.45%, 10/1/2025	2,590,000	2,846,919
Air Lease Corp., 3.625%, 4/1/2027	1,220,000	1,299,710
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,220,000	1,279,475
Avolon Holdings Funding Ltd.
(Ireland), 4.375%, 5/1/2026[2]	1,230,000	1,315,172
(Ireland), 3.25%, 2/15/2027[2]	1,384,000	1,407,076
Fortress Transportation and
Infrastructure Investors LLC, 9.75%, 8/1/2027[2]	98,000	113,190
		8,261,542
Total Industrials		15,933,683
Information Technology - 0.0%##
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	98,000	107,898
Technology Hardware, Storage & Peripherals - 0.0%##
CPI CG, Inc., 8.625%, 3/15/2026[2]	145,000	151,344
Total Information Technology		259,242
Materials - 0.1%
Metals & Mining - 0.1%
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[2]	155,000	161,200
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[2]	155,000	156,550
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[2]	135,000	149,168
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[6,7]	497,000	1,243
Total Materials		468,161
Real Estate - 2.1%
Equity Real Estate Investment Trusts (REITS) - 2.1%
American Tower Corp., 3.80%, 8/15/2029	2,793,000	3,072,506
Camden Property Trust, 2.80%, 5/15/2030	2,378,000	2,456,371
Crown Castle International Corp., 3.10%, 11/15/2029	2,332,000	2,442,540
HAT Holdings I LLC - HAT Holdings II LLC, 3.75%, 9/15/2030[2]	103,000	98,880
SBA Tower Trust 1.884%, 1/15/2026[2]	520,000	521,073

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
SBA Tower Trust (continued) 2.328%, 1/15/2028[2]	1,800,000	$1,847,260
		10,438,630
Real Estate Management & Development - 0.0%##
Forestar Group, Inc., 3.85%, 5/15/2026[2]	100,000	101,045
The Howard Hughes Corp., 4.125%, 2/1/2029[2]	105,000	103,541
		204,586
Total Real Estate		10,643,216

Utilities - 0.1%
Electric Utilities - 0.0%##
Talen Energy Supply LLC, 6.50%, 6/1/2025	150,000	124,875
Water Utilities - 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/2026[2]	150,000	157,094
Total Utilities		281,969
TOTAL CORPORATE BONDS
(Identified Cost $70,836,390)		73,089,015

MUTUAL FUND - 0.8%

iShares Broad USD Investment Grade Corporate Bond ETF
(Identified Cost $3,957,280)	64,425	3,836,509

U.S. TREASURY SECURITIES - 18.2%

U.S. Treasury Bonds - 1.8%
U.S. Treasury Bond
3.875%, 8/15/2040	3,800,000	4,874,242
3.00%, 5/15/2047	3,967,000	4,529,044
Total U.S. Treasury Bonds
(Identified Cost $9,684,169)		9,403,286
U.S. Treasury Notes - 16.4%
U.S. Treasury Note
2.625%, 5/15/2021	19,373,000	19,389,597
1.75%, 5/15/2023	9,615,000	9,920,351
2.125%, 5/15/2025	18,390,000	19,498,429
1.625%, 5/15/2026	23,385,000	24,253,716
2.375%, 5/15/2027	9,090,000	9,764,649
Total U.S. Treasury Notes
(Identified Cost $83,126,384)		82,826,742
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $92,810,553)		92,230,028

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES - 7.4%

Cazenovia Creek Funding II LLC, Series	380,185	$381,912
2018-1A, Class A, 3.561%, 7/15/2030[2]
CF Hippolyta LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	978,238	991,482
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	857,223	858,659
CLI Funding VIII LLC, Series 2021-1A,
Class A, 1.64%, 2/18/2046[2]	2,016,273	1,985,843
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	1,165,714	1,196,126
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	1,583,000	1,613,345
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	2,230,000	2,251,831
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	1,800,000	1,801,602
Goodgreen Trust, Series 2020-1A, Class
A, 2.63%, 4/15/2055[2]	1,552,673	1,597,539
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.965%, 12/17/2036[2,8]	577,349	578,160
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.265%, 12/17/2036[2,8]	477,000	477,430
Navient Private Education Refi Loan Trust
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.616%, 6/25/2031[8]	1,288,826	1,279,189
Series 2020-1A, Class A1B, (1 mo. LIBOR US + 1.050%), 1.156%, 6/25/2069[2,8]	1,935,535	1,977,618
Series 2020-FA, Class A, 1.22%, 7/15/2069[2]	1,156,001	1,164,306
Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.806%, 2/25/2045[2,8]	329,146	327,831
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.736%, 1/25/2037[2,8]	460,229	457,302
Series 2014-5A, Class A, (1 mo. LIBOR US + 0.550%), 0.656%, 7/25/2046[2,8]	1,732,318	1,726,582
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.706%, 9/25/2047[2,8]	649,266	650,687
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	60,000	62,063
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	1,371,000	1,414,955

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Progress Residential Trust, Series 2019-
SFR2, Class A, 3.147%, 5/17/2036[2]	1,595,626	$1,635,524
SLM Student Loan Trust, Series 2005-
7, Class A4, (3 mo. LIBOR US + 0.150%), 0.326%, 10/25/2029[8]	995,099	987,030
SMB Private Education Loan Trust
Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	2,367,908	2,475,790
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	1,879,000	1,934,323
SoFi Consumer Loan Program LLC
Series 2016-1, Class A, 3.26%, 8/25/2025[2]	29,724	29,783
Series 2019-2, Class A, 3.01%, 4/25/2028[2]	160,122	161,127
Series 2019-3, Class A, 2.90%, 5/25/2028[2]	54,069	54,461
SoFi Professional Loan Program LLC
Series 2016-E, Class A2B, 2.49%, 1/25/2036[2]	78,303	79,083
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	213,671	218,140
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	821,782	842,965
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	1,126,000	1,167,690
Tax Ease Funding LLC, Series 2016-1A,
Class A, 3.131%, 6/15/2028[2]	53,873	53,993
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,9]	796,254	811,006
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,9]	599,658	609,833
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.106%, 10/25/2048[2,8]	616,529	621,061
Tricon American Homes
Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,500,428	1,532,699
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	57,947	57,761
Vantage Data Centers LLC, Series 2020-
1A, Class A2, 1.645%, 9/15/2045[2]	1,250,000	1,244,806
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $36,841,821)		37,311,537

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,9]	187,612	190,611
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,9]	241,493	245,134
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,9]	608,784	623,890

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust
(continued)
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,9]	475,041	$480,778
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,9]	285,777	289,998
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,9]	110,308	112,736
Fannie Mae REMICS, Series 2018-31,
Class KP, 3.50%, 7/25/2047	262,476	271,453
Fannie Mae-Aces, Series 2017-M15,
Class A1, 3.058%, 9/25/2027[9]	1,412,763	1,518,810
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,541,000	1,621,917
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series K016, Class X1 (IO), 1.638%, 10/25/2021[9]	4,742,534	3,178
Series K017, Class X1 (IO), 1.431%, 12/25/2021[9]	7,567,987	19,640
Series K021, Class X1 (IO), 1.530%, 6/25/2022[9]	11,017,810	111,342
Series K030, Class X1 (IO), 0.276%, 4/25/2023[9]	56,770,454	165,491
Series K032, Class X1 (IO), 0.200%, 5/25/2023[9]	35,961,434	79,277
Freddie Mac REMICS, Series 4791,
Class BA, 4.00%, 3/15/2044	156,392	157,077
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[2]	142,094,866	182,364
Series 2014-K37, Class B, 4.715%, 1/25/2047[2,9]	1,977,000	2,146,973
Series 2014-K41, Class B, 3.964%, 11/25/2047[2,9]	48,000	52,368
Government National Mortgage
Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,304,190	1,350,751
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.115%, 10/15/2036[2,8]	1,342,000	1,341,181
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2, 3.00%, 3/25/2043[2,9]	207,986	211,029
Series 2013-2, Class A2, 3.50%, 5/25/2043[2,9]	203,545	207,402
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,9]	492,354	504,080
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,9]	26,765	27,230
Series 2017-6, Class A5, 3.50%, 12/25/2048[2,9]	10,981	10,979

		SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,9]		422,057	$450,976
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,9]		501,161	532,855
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,9]		589,530	627,602
PMT Loan Trust, Series 2013-J1, Class
A9, 3.50%, 9/25/2043[2,9]		506,699	516,848
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[9]		486,836	489,991
Series 2013-6, Class A2, 3.00%, 5/25/2043[9]		814,789	824,498
Series 2013-7, Class A2, 3.00%, 6/25/2043[9]		266,545	269,799
Series 2013-8, Class A1, 3.00%, 6/25/2043[9]		352,727	357,316
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,9]		187,887	191,203
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,9]		165,369	169,494
Series 2020-1, Class A4, 3.50%, 2/25/2050[2,9]		13,074	13,138
Starwood Retail Property Trust, Series
2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.585%, 11/15/2027[2,8]		1,910,953	1,409,328
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,9]		228,212	229,629
Waikiki Beach Hotel Trust, Series 2019-
WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.165%, 12/15/2033[2,8]		1,204,000	1,203,262
WinWater Mortgage Loan Trust, Series
2015-1, Class A1, 3.50%, 1/20/2045[2,9]		193,717	198,434
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $19,759,317)			19,410,062

FOREIGN GOVERNMENT BONDS - 0.3%

Canadian Government Bond
(Canada), 2.75%, 6/1/2022	CAD	433,000	362,003
Mexican Government Bond
(Mexico), 6.50%, 6/10/2021	MXN	3,460,000	171,055
(Mexico), 6.50%, 6/9/2022	MXN	5,621,000	282,615
(Mexico), 7.75%, 5/29/2031	MXN	1,081,000	56,623
Mexico Government International Bond
(Mexico), 4.125%, 1/21/2026		200,000	224,622
Republic of Italy Government
International Bond (Italy), 2.375%, 10/17/2024		380,000	395,768

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Saudi Government International Bond
(Saudi Arabia), 2.90%, 10/22/2025[2]	200,000	$212,496
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,916,751)		1,705,182

MUNICIPAL BONDS - 1.2%
Clark County, Public Impt., Series A,
G.O. Bond, 1.51%, 11/1/2028	2,530,000	2,450,937
Hawaii, Series GC, G.O. Bond, 2.682%,
10/1/2038	1,835,000	1,854,635
New York City Transitional Finance
Authority, Future Tax Secured, Public
Impt., Revenue Bond, 1.58%, 5/1/2024	685,000	706,488
South Carolina Public Service Authority,
Series B, Revenue Bond, 2.329%,
12/1/2028	955,000	980,212
TOTAL MUNICIPAL BONDS
(Identified Cost $6,094,187)		5,992,272

U.S. GOVERNMENT AGENCIES - 5.7%

Mortgage-Backed Securities - 5.7%
Fannie Mae
Pool #888468, UMBS, 5.50%,
9/1/2021	399	398
Pool #995233, UMBS, 5.50%,
10/1/2021	6	6
Pool #888017, UMBS, 6.00%,
11/1/2021	530	532
Pool #995329, UMBS, 5.50%,
12/1/2021	749	753
Pool #888136, UMBS, 6.00%,
12/1/2021	1,164	1,171
Pool #888810, UMBS, 5.50%,
11/1/2022	1,801	1,808
Pool #AD0462, UMBS, 5.50%,
10/1/2024	6,459	6,769
Pool #MA3463, UMBS, 4.00%,
9/1/2033	844,169	900,062
Pool #MA1834, UMBS, 4.50%,
2/1/2034	388,839	429,962
Pool #MA1903, UMBS, 4.50%,
5/1/2034	390,576	431,893
Pool #745418, UMBS, 5.50%,
4/1/2036	340,725	396,247
Pool #889576, UMBS, 6.00%,
4/1/2038	258,739	307,499
Pool #MA3412, UMBS, 3.50%,
7/1/2038	572,249	610,283
Pool #995196, UMBS, 6.00%,
7/1/2038	554,520	660,110
Pool #AD0207, UMBS, 6.00%,
10/1/2038	96,498	114,879
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AD0220, UMBS, 6.00%,
10/1/2038	29,057	$34,589
Pool #AD0307, UMBS, 5.50%,
1/1/2039	7,996	9,341
Pool #MA0258, UMBS, 4.50%,
12/1/2039	493,148	553,530
Pool #AL1595, UMBS, 6.00%,
1/1/2040	356,081	422,404
Pool #AL0152, UMBS, 6.00%,
6/1/2040	525,971	623,411
Pool #MA4204, UMBS, 2.00%,
12/1/2040	3,354,195	3,424,575
Pool #MA4203, UMBS, 2.50%,
12/1/2040	3,291,030	3,432,674
Pool #AL7068, UMBS, 4.50%,
9/1/2042	157,410	176,681
Pool #AX5234, UMBS, 4.50%,
11/1/2044	546,428	607,068
Pool #AZ9215, UMBS, 4.00%,
10/1/2045	385,330	417,611
Pool #BD1381, UMBS, 3.50%,
6/1/2046	90,656	97,339
Pool #BE7845, UMBS, 4.50%,
2/1/2047	127,059	139,740
Pool #AL8674, 5.642%, 1/1/2049	1,396,104	1,599,901
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	2,462	2,486
Pool #G12655, 6.00%, 5/1/2022	1,966	1,986
Pool #G12988, 6.00%, 1/1/2023	2,784	2,855
Pool #G13078, 6.00%, 3/1/2023	4,040	4,136
Pool #G13331, 5.50%, 10/1/2023	2,638	2,720
Pool #C91762, 4.50%, 5/1/2034	465,567	510,995
Pool #C91771, 4.50%, 6/1/2034	7,681	8,476
Pool #C91780, 4.50%, 7/1/2034	11,710	12,952
Pool #G03696, 5.50%, 1/1/2038	845	987
Pool #G03781, 6.00%, 1/1/2038	117,690	138,484
Pool #G03926, 6.00%, 2/1/2038	141,087	167,881
Pool #G04731, 5.50%, 4/1/2038	151,635	177,150
Pool #G08273, 5.50%, 6/1/2038	182,357	213,218
Pool #G04601, 5.50%, 7/1/2038	12,394	14,479
Pool #G04587, 5.50%, 8/1/2038	11,133	13,000
Pool #G05900, 6.00%, 3/1/2040	63,692	74,753
Pool #G05906, 6.00%, 4/1/2040	85,852	101,978
Pool #A92889, 4.50%, 7/1/2040	875,515	988,582
Pool #RB5100, UMBS, 2.00%,
2/1/2041	2,564,026	2,617,824
Pool #RB5108, UMBS, 2.00%,
4/1/2041	3,985,252	4,068,871
Pool #G60183, 4.00%, 12/1/2044	357,650	391,106
Pool #Q37592, 4.00%, 12/1/2045	173,314	191,147
Pool #G08772, 4.50%, 7/1/2047	122,790	134,764
Pool #ZS4751, UMBS, 3.50%,
1/1/2048	241,749	258,358

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #SD8107, UMBS, 2.50%,
11/1/2050	3,265,576	$3,389,910
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $28,366,715)		28,890,334

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management,
Institutional Shares, 0.03%[10]
(Identified Cost $5,841,318)	5,841,318	5,841,318

TOTAL INVESTMENTS - 99.7%
(Identified Cost $448,358,706)		503,989,427
OTHER ASSETS, LESS LIABILITIES - 0.3%		1,567,615
NET ASSETS - 100%		$505,557,042

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $70,371,311, which represented 13.9% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2021.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 10, 2017 and on dates between May 8, 2020 and September 18, 2020 at an aggregate cost of $89,149. The value of the security at April 30, 2021 was $1,243, or less than 0.1% of the Series’ Net Assets.

8Floating rate security. Rate shown is the rate in effect as of April 30, 2021.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2021.

10Rate shown is the current yield as of April 30, 2021.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2021 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $448,358,706) (Note 2)	$503,989,427
Foreign currency, at value (identified cost $207)	206
Interest receivable	1,921,155
Foreign tax reclaims receivable	360,438
Receivable for fund shares sold	169,389
Receivable for securities sold	121,388
Dividends receivable	64,588
Prepaid and other expenses	44,109

TOTAL ASSETS	506,670,700

LIABILITIES:

Accrued management fees (Note 3)	249,751
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	150,178
Accrued sub-transfer agent fees (Note 3)	137,484
Accrued fund accounting and administration fees (Note 3)	30,466
Accrued Chief Compliance Officer service fees (Note 3)	1,980
Payable for fund shares repurchased	301,797
Payable for securities purchased	145,000
Other payables and accrued expenses	97,002

TOTAL LIABILITIES	1,113,658

TOTAL NET ASSETS	$505,557,042

NET ASSETS CONSIST OF:

Capital stock	$397,093
Additional paid-in-capital	425,454,726
Total distributable earnings (loss)	79,705,223

TOTAL NET ASSETS	$505,557,042

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2021 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($245,777,651/15,882,534 shares)	$15.47

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($122,534,289/11,409,116 shares)	$10.74

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($30,300,856/2,632,807 shares)	$11.51

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($106,683,973/9,768,124 shares)	$10.92

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($260,273/16,724 shares)	$15.56

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series

For the Six Months Ended April 30, 2021 (unaudited)

INVESTMENT INCOME:

Interest (net of foreign taxes withheld, $150)	$2,709,622
Dividends (net of foreign taxes withheld, $86,289)	1,417,683

Total Investment Income	4,127,305

EXPENSES:

Management fees (Note 3)	1,476,559
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	511,011
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	305,387
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	79,091
Sub-transfer agent fees (Note 3)	194,750
Fund accounting and administration fees (Note 3)	66,915
Directors’ fees (Note 3)	27,290
Chief Compliance Officer service fees (Note 3)	2,982
Custodian fees	22,791
Recoupment of past waived and/or reimbursed fees	1,837
Miscellaneous	184,583

Total Expenses	2,873,196
Less reduction of expenses (Note 3)	(808)

Net Expenses	2,872,388

NET INVESTMENT INCOME	1,254,917

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	25,518,778
Foreign currency and translation of other assets and liabilities	(1,722)

25,517,056
Net change in unrealized appreciation (depreciation) on-
Investments in securities	31,963,764
Foreign currency and translation of other assets and liabilities	6,746

31,970,510

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	57,487,566

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,742,483

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	FOR THE SIX MONTHS ENDED 4/30/21 (UNAUDITED)	FOR THE YEAR ENDED 10/31/20
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,254,917	$3,586,777
Net realized gain (loss) on investments and foreign currency	25,517,056	31,088,625
Net change in unrealized appreciation (depreciation) on investments and foreign currency	31,970,510	(2,243,767)

Net increase (decrease) from operations	58,742,483	32,431,635

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(14,370,201)	(8,280,136)
Class I	(9,297,903)	(7,299,385)
Class R	(2,573,228)	(423,388)
Class L	(7,813,969)	(5,228,343)
Class W	(16,953)	(14,111)
Total distributions to shareholders	(34,072,254)	(21,245,363)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	6,286,801	70,370,477

Net increase (decrease) in net assets	30,957,030	81,556,749

NET ASSETS:

Beginning of period	474,600,012	393,043,263

End of period	$505,557,042	$474,600,012

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/21 (UNAUDITED)	FOR THE YEAR ENDED
		10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.57	$13.96	$13.13	$14.17	$13.37	$13.15
Income (loss) from investment operations:
Net investment income[1]	0.05	0.14	0.20	0.17	0.13	0.13
Net realized and unrealized gain (loss) on investments	1.74	1.11 [2]	1.28	(0.38)	0.97	0.23
Total from investment operations	1.79	1.25	1.48	(0.21)	1.10	0.36
Less distributions to shareholders:
From net investment income	(0.05)	(0.14)	(0.17)	(0.12)	(0.10)	(0.10)
From net realized gain on investments	(0.84)	(0.50)	(0.48)	(0.71)	(0.20)	(0.04)
Total distributions to shareholders	(0.89)	(0.64)	(0.65)	(0.83)	(0.30)	(0.14)
Net asset value - End of period	$15.47	$14.57	$13.96	$13.13	$14.17	$13.37
Net assets - End of period (000’s omitted)	$245,778	$237,656	$179,977	$318,691	$426,426	$511,577
Total return[3]	12.65%	9.27% [2]	11.85%	(1.67% )	8.46%	2.77%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.05% [4]	1.07%	1.09%	1.10%	1.08%	1.07%
Net investment income	0.62% [4]	1.02%	1.53%	1.24%	0.98%	0.97%
Series portfolio turnover	48%	105%	53%	74%	68%	67%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	0.00%[5]	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.10. Excluding the proceeds from the settlement, the total return would have been 9.12%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.37	$10.14	$9.72	$10.72	$10.20	$10.07
Income (loss) from investment operations:
Net investment income[1]	0.04	0.13	0.17	0.15	0.13	0.12
Net realized and unrealized gain (loss) on Investments	1.24	0.78 [2]	0.93	(0.29)	0.73	0.18
Total from investment operations	1.28	0.91	1.10	(0.14)	0.86	0.30
Less distributions to shareholders:
From net investment income	(0.07)	(0.18)	(0.20)	(0.15)	(0.14)	(0.13)
From net realized gain on investments	(0.84)	(0.50)	(0.48)	(0.71)	(0.20)	(0.04)
Total distributions to shareholders	(0.91)	(0.68)	(0.68)	(0.86)	(0.34)	(0.17)
Net asset value - End of period	$10.74	$10.37	$10.14	$9.72	$10.72	$10.20
Net assets - End of period (000’s omitted)	$122,534	$108,333	$111,637	$125,647	$140,706	$299,009
Total return[3]	12.87%	9.37% [2]	12.20%	(1.49% )	8.72%	3.08%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85% [4]	0.85%	0.85%	0.85%	0.83%	0.82%
Net investment income	0.83% [4]	1.26%	1.76%	1.50%	1.24%	1.24%
Series portfolio turnover	48%	105%	53%	74%	68%	67%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	0.01%	0.02%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $0.77. Excluding the proceeds from the settlement, the total return would have been 9.27%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.06	$10.76	$10.25	$11.25	$10.68	$10.53
Income (loss) from investment operations:
Net investment income[1]	0.02	0.07	0.13	0.11	0.08	0.07
Net realized and unrealized gain (loss) on investments	1.33	0.85 [2]	0.99	(0.31)	0.77	0.20
Total from investment operations	1.35	0.92	1.12	(0.20)	0.85	0.27
Less distributions to shareholders:
From net investment income	(0.06)	(0.12)	(0.13)	(0.09)	(0.08)	(0.08)
From net realized gain on investments	(0.84)	(0.50)	(0.48)	(0.71)	(0.20)	(0.04)
Total distributions to shareholders	(0.90)	(0.62)	(0.61)	(0.80)	(0.28)	(0.12)
Net asset value - End of period	$11.51	$11.06	$10.76	$10.25	$11.25	$10.68
Net assets - End of period (000’s omitted)	$30,301	$32,824	$7,610	$16,537	$22,662	$29,499
Total return[3]	12.63%	8.89% [2]	11.60%	(1.96% )	8.21%	2.55%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.26% [4]	1.35%	1.35%	1.35%	1.33%	1.32%
Net investment income	0.42% [4]	0.66%	1.26%	1.00%	0.73%	0.72%
Series portfolio turnover	48%	105%	53%	74%	68%	67%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	0.01%	0.03%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $0.84. These proceeds impacted the total return by less than 0.01%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class L*

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)		10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.53		$10.28	$9.84	$10.83	$10.29	$10.16
Income (loss) from investment operations:
Net investment income[1]	(0.00)[2]		0.03	0.08	0.05	0.02	0.02
Net realized and unrealized gain (loss) on investments	1.25		0.80 [3]	0.95	(0.29)	0.75	0.18
Total from investment operations	1.25		0.83	1.03	(0.24)	0.77	0.20
Less distributions to shareholders:
From net investment income	(0.02)		(0.08)	(0.11)	(0.04)	(0.03)	(0.03)
From net realized gain on investments	(0.84)		(0.50)	(0.48)	(0.71)	(0.20)	(0.04)
Total distributions to shareholders	(0.86)		(0.58)	(0.59)	(0.75)	(0.23)	(0.07)
Net asset value - End of period	$10.92		$10.53	$10.28	$9.84	$10.83	$10.29
Net assets - End of period (000’s omitted)	$106,684		$95,532	$93,687	$98,571	$116,724	$128,677
Total return[4]	12.26%		8.43% [3]	11.10%	(2.42% )	7.71%	1.98%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.76%	[5]	1.77%	1.80%	1.85%	1.83%	1.82%
Net investment income (loss)	(0.09%	)[5]	0.33%	0.81%	0.50%	0.23%	0.22%
Series portfolio turnover	48%		105%	53%	74%	68%	67%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L Shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A		N/A	0.01%	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $0.79. Excluding the proceeds from the settlement, the total return would have been 8.32%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class W

	FOR THE
	SIX MONTHS			FOR THE
	ENDED		FOR THE	PERIOD
	4/30/21		YEAR ENDED	4/1/19[1] TO
	(UNAUDITED)		10/31/20	10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.65		$14.00	$13.27
Income from investment operations:
Net investment income[2]	0.12		0.28	0.23
Net realized and unrealized gain (loss) on investments	1.76		1.11 [3]	0.59
Total from investment operations	1.88		1.39	0.82
Less distributions to shareholders:
From net investment income	(0.13)		(0.24)	(0.09)
From net realized gain on investments	(0.84)		(0.50)	0.004
Total distributions to shareholders	(0.97)		(0.74)	(0.09)
Net asset value - End of period	$15.56		$14.65	$14.00
Net assets - End of period (000’s omitted)	$260		$255	$132
Total return[5]	13.22%		10.31% [3]	6.25%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[6]	0.10%	0.10%	[6]
Net investment income	1.58%	[6]	2.00%	3.15%	[6]
Series portfolio turnover	48%		105%	53%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.62%	[6]	0.63%	0.64%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.10. Excluding the proceeds from the settlement, the total return would have been 10.16%.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Extended Term Series
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/20	ENDING ACCOUNT VALUE 4/30/21	EXPENSES PAID DURING PERIOD* 11/1/20 - 4/30/21	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,165.90	$5.42	1.01%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.79	$5.06	1.01%
Class I
Actual	$1,000.00	$1,167.70	$4.30	0.80%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Class R
Actual	$1,000.00	$1,163.90	$6.60	1.23%
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.70	$6.16	1.23%
Class L
Actual	$1,000.00	$1,162.00	$9.43	1.76%
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.07	$8.80	1.76%
Class W
Actual	$1,000.00	$1,171.00	$0.54	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Extended Term Series
(unaudited)

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Extended Term Series - as of October 31, 2020
(unaudited)

Asset Allocation[1]

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]

Communication Services	10.6%
Health Care	9.4%
Information Technology	9.2%
Consumer Discretionary	7.7%
Energy	7.5%
Consumer Staples	6.5%
Financials	6.5%
Real Estate	5.6%
Industrials	5.1%
Materials	4.2%
Utilities	0.1%

[4]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]

Facebook, Inc. - Class A	2.3%
Amazon.com, Inc.	2.0%
Visa, Inc. - Class A	1.7%
Alphabet, Inc. - Class A	1.7%
Mastercard, Inc. - Class A	1.7%
Johnson & Johnson	1.5%
Microsoft Corp.	1.5%
Unilever plc - ADR (United Kingdom)	1.5%
SBA Communications Corp.	1.3%
Expedia Group, Inc.	1.3%

5As a percentage of total investments.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 62.3%

Communication Services - 8.9%
Diversified Telecommunication Services - 0.1%
Radius Global Infrastructure, Inc. - Class A*	12,647	$187,302
Verizon Communications, Inc.	5,748	332,177
		519,479
Entertainment - 3.0%
Activision Blizzard, Inc.	37,598	3,428,562
Electronic Arts, Inc.	25,970	3,689,818
Nexon Co. Ltd. (Japan)	174,900	5,785,216
Sea Ltd. - ADR (Taiwan)*	33,501	8,460,342
		21,363,938
Interactive Media & Services - 4.8%
Alphabet, Inc. - Class A*	5,064	11,918,124
Auto Trader Group plc (United Kingdom)*2	34,640	272,707
Facebook, Inc. - Class A*	51,187	16,639,870
Tencent Holdings Ltd. - Class H (China)	63,745	5,085,068
		33,915,769
Media - 1.0%
Charter Communications, Inc. - Class A*	8,347	5,621,287
Comcast Corp. - Class A	6,398	359,248
Omnicom Group, Inc.	739	60,790
Quebecor, Inc. - Class B (Canada)	22,404	602,410
S4 Capital plc (United Kingdom)*	63,939	493,614
		7,137,349
Total Communication Services		62,936,535
Consumer Discretionary - 7.0%
Distributors - 0.0%##
Genuine Parts Co.	504	62,985
Hotels, Restaurants & Leisure - 1.4%
Accor S.A. (France)*	3,324	133,845
Expedia Group, Inc.*	51,372	9,053,287
Hilton Worldwide Holdings, Inc.*	1,759	226,383
Restaurant Brands International, Inc. (Canada)	4,829	331,318
		9,744,833
Household Durables - 1.0%
Garmin Ltd.	560	76,855
Nikon Corp. (Japan)	319,200	3,005,599
Sony Group Corp. - ADR (Japan)	37,115	3,717,438
Sony Group Corp. (Japan)	6,200	619,869
Whirlpool Corp.	221	52,256
		7,472,017
Internet & Direct Marketing Retail - 2.8%
Alibaba Group Holding Ltd. - ADR (China)*	22,480	5,191,756
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
Amazon.com, Inc.*	4,173	$14,469,544
		19,661,300
Multiline Retail - 1.0%
Dollar General Corp.	17,974	3,859,917
Dollar Tree, Inc.*	30,975	3,559,027
		7,418,944
Specialty Retail - 0.1%
Best Buy Co., Inc.	787	91,504
The Home Depot, Inc.	1,356	438,897
Williams-Sonoma, Inc.	272	46,444
		576,845
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG (Germany)*	780	240,912
lululemon athletica, Inc. *	13,231	4,435,957
		4,676,869
Total Consumer Discretionary		49,613,793
Consumer Staples - 6.4%
Beverages - 2.0%
Anheuser-Busch InBev S.A./N.V. (Belgium)	4,369	309,467
The Coca-Cola Co.	108,301	5,846,088
Diageo plc (United Kingdom)	74,884	3,361,649
Heineken N.V. - ADR (Netherlands)	70,815	4,117,893
Heineken N.V. (Netherlands)	4,550	527,798
		14,162,895
Food & Staples Retailing - 0.7%
The Kroger Co.	2,279	83,275
Wal-Mart de Mexico S.A.B. de C.V. - ADR (Mexico)	116,855	3,832,844
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	102,550	336,298
Walmart, Inc.	3,065	428,824
		4,681,241
Food Products - 2.1%
Archer-Daniels-Midland Co.	1,544	97,473
Bunge Ltd.	540	45,587
Campbell Soup Co.	1,066	50,901
Conagra Brands, Inc.	1,644	60,976
Danone S.A. (France)	9,053	639,047
General Mills, Inc.	1,610	97,985
The Hershey Co.	571	93,815
The J.M. Smucker Co.	404	52,920
Kerry Group plc - Class A (Ireland)	1,125	145,825
The Kraft Heinz Co.	2,914	120,319
Mondelez International, Inc. - Class A	122,373	7,441,502

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Nestle S.A. (Switzerland)	51,941	$6,198,156
Tyson Foods, Inc. - Class A	1,072	83,026
		15,127,532
Household Products - 0.1%
The Clorox Co.	376	68,620
Colgate-Palmolive Co.	1,841	148,569
Kimberly-Clark Corp.	813	108,389
The Procter & Gamble Co.	3,074	410,133
		735,711
Personal Products - 1.5%
Beiersdorf AG (Germany)	3,685	415,928
Unilever plc - ADR (United Kingdom)	181,061	10,631,902
		11,047,830
Total Consumer Staples		45,755,209
Energy - 5.2%
Energy Equipment & Services - 0.0%##
Schlumberger N.V.	13,948	377,293
Oil, Gas & Consumable Fuels - 5.2%
BP plc - ADR (United Kingdom)	64,843	1,631,450
Cabot Oil & Gas Corp.	403,468	6,725,811
Cameco Corp. (Canada)	267,489	4,496,490
ConocoPhillips	95,119	4,864,386
EOG Resources, Inc.	49,937	3,677,361
EQT Corp.*	191,456	3,656,809
Exxon Mobil Corp.	68,274	3,908,004
Jonah Energy Parent LLC*3	6,986	104,790
Lonestar Resources US, Inc.*	8,717	63,808
Pioneer Natural Resources Co.	23,243	3,575,471
Royal Dutch Shell plc - Class B - ADR (Netherlands)	31,975	1,145,025
TOTAL SE - ADR (France)	40,146	1,777,665
Tourmaline Oil Corp. (Canada)	57,520	1,241,045
		36,868,115
Total Energy		37,245,408
Financials - 4.8%
Banks - 0.3%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	8,583	336,625
Citigroup, Inc.	3,368	239,936
Comerica, Inc.	531	39,910
Fifth Third Bancorp	2,065	83,715
FinecoBank Banca Fineco S.p.A. (Italy)*	52,076	895,697
Huntington Bancshares, Inc.	3,484	53,375
JPMorgan Chase & Co.	2,735	420,671
Regions Financial Corp.	3,049	66,468
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
U.S. Bancorp	3,011	$178,703
		2,315,100
Capital Markets - 2.1%
Deutsche Boerse AG (Germany)	4,390	756,508
Intercontinental Exchange, Inc.	67,052	7,892,691
Intermediate Capital Group plc (United Kingdom)	17,892	540,157
Moody’s Corp.	8,808	2,877,661
S&P Global, Inc.	6,428	2,509,427
		14,576,444
Consumer Finance - 0.5%
American Express Co.	23,735	3,639,762
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. - Class B*	26,127	7,183,619
Insurance - 0.9%
Admiral Group plc (United Kingdom)	21,815	942,600
The Allstate Corp.	818	103,722
Chubb Ltd.	957	164,212
Cincinnati Financial Corp.	554	62,425
Everest Re Group Ltd.	163	45,143
Fidelity National Financial, Inc.	1,113	50,775
The Hartford Financial Services Group, Inc.	1,068	70,445
The Travelers Companies, Inc.	664	102,694
W. R. Berkley Corp.	55,705	4,440,803
		5,982,819
Total Financials		33,697,744
Health Care - 9.1%
Biotechnology - 3.3%
BioMarin Pharmaceutical, Inc.*	79,532	6,197,134
Gilead Sciences, Inc.	2,558	162,356
Incyte Corp.*	22,966	1,960,837
Seagen, Inc.*	43,324	6,228,258
Vertex Pharmaceuticals, Inc.*	40,219	8,775,786
		23,324,371
Health Care Equipment & Supplies - 2.4%
Alcon, Inc. (Switzerland)*	107,082	8,077,195
Getinge AB - Class B (Sweden)	20,291	686,263
IDEXX Laboratories, Inc.*	6,455	3,543,731
Medtronic plc	34,357	4,498,018
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	280,000	626,857
		17,432,064
Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	454	59,874

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	7,140	$3,357,442
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	3,768	235,199
Dechra Pharmaceuticals plc (United Kingdom)	5,819	324,185
Johnson & Johnson	66,308	10,790,301
Merck & Co., Inc.	3,826	285,037
Novartis AG - ADR (Switzerland)	82,409	7,024,543
Perrigo Co. plc	9,105	379,041
Zoetis, Inc.	10,135	1,753,659
		20,791,965
Total Health Care		64,965,716
Industrials - 2.8%
Aerospace & Defense - 0.1%
Airbus SE (France)*	1,907	229,335
General Dynamics Corp.	668	127,074
L3Harris Technologies, Inc.	511	106,917
Lockheed Martin Corp.	522	198,652
Northrop Grumman Corp.	379	134,333
		796,311
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	499	48,443
Airlines - 0.6%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	23,254	378,343
Ryanair Holdings plc - ADR (Ireland)*	34,953	4,084,258
		4,462,601
Building Products - 0.0%##
A. O. Smith Corp.	633	42,886
Assa Abloy AB - Class B (Sweden)	7,308	208,348
Johnson Controls International plc	2,113	131,724
		382,958
Commercial Services & Supplies - 0.6%
Copart, Inc.*	30,750	3,828,682
Republic Services, Inc.	874	92,906
Waste Management, Inc.	977	134,797
		4,056,385
Electrical Equipment - 0.0%##
Eaton Corp. plc	955	136,498
Emerson Electric Co.	1,477	133,654
Hubbell, Inc.	216	41,474
		311,626
Industrial Conglomerates - 0.1%
3M Co.	1,062	209,363
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates (continued)
Honeywell International, Inc.	1,146	$255,604
		464,967
Machinery - 0.1%
Caterpillar, Inc.	1,000	228,110
Cummins, Inc.	413	104,092
Illinois Tool Works, Inc.	682	157,174
Snap-on, Inc.	201	47,758
		537,134
Professional Services - 0.5%
Booz Allen Hamilton Holding Corp.	531	44,046
Insperity, Inc.	39,479	3,455,992
		3,500,038
Road & Rail - 0.6%
Norfolk Southern Corp.	14,520	4,054,565
Union Pacific Corp.	1,117	248,074
		4,302,639
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	5,481	492,055
W. W. Grainger, Inc.	163	70,667
		562,722
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	24,300	151,832
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)*	1,640	168,428
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)*	1,152	195,955
		516,215
Total Industrials		19,942,039
Information Technology - 9.1%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	6,166	313,911
Motorola Solutions, Inc.	456	85,865
		399,776
Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	19,620	3,498,834
Keyence Corp. (Japan)	600	288,032
Softwareone Holding AG (Germany)	11,226	290,930
		4,077,796
IT Services - 4.7%
Adyen N.V. (Netherlands)*2	144	354,398
Automatic Data Processing, Inc.	871	162,868
Broadridge Financial Solutions, Inc.	388	61,548

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
International Business Machines Corp.	1,598	$226,724
Keywords Studios plc (Ireland)*	4,783	178,747
Mastercard, Inc. - Class A	30,917	11,812,149
PayPal Holdings, Inc.	27,980	7,338,874
StoneCo Ltd. - Class A (Brazil)*	6,896	445,758
Switch, Inc. - Class A	27,258	506,181
TravelSky Technology Ltd. - Class H (China)	198,000	433,211
Visa, Inc. - Class A	51,587	12,048,660
		33,569,118
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	828	126,817
Intel Corp.	5,577	320,845
Micron Technology, Inc.	43,457	3,740,344
NVIDIA Corp.	5,900	3,542,242
QUALCOMM, Inc.	1,839	255,253
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	2,249	262,548
		8,248,049
Software - 2.6%
Fair Isaac Corp.*	8,621	4,495,076
Microsoft Corp.	42,564	10,733,789
Oracle Corp.	4,306	326,352
ServiceNow, Inc.	6,050	3,063,538
		18,618,755
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	770	57,511
Total Information Technology		64,971,005
Materials - 4.1%
Chemicals - 1.6%
Air Liquide S.A. - ADR (France)	157,197	5,291,251
Air Liquide S.A. (France)	1,714	288,642
Akzo Nobel N.V. (Netherlands)	2,005	240,738
CF Industries Holdings, Inc.	865	42,065
Eastman Chemical Co.	475	54,810
FMC Corp.	44,857	5,303,892
International Flavors & Fragrances, Inc.	665	94,543
Linde plc (United Kingdom)	862	246,394
RPM International, Inc.	493	46,756
		11,609,091
Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	409,656	7,599,119
Packaging Corp. of America	354	52,268
		7,651,387
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 1.4%
Agnico Eagle Mines Ltd. (Canada)	49,028	$3,061,308
Barrick Gold Corp. (Canada)	146,690	3,117,163
Newmont Corp.	57,173	3,568,167
Nucor Corp.	993	81,684
Reliance Steel & Aluminum Co.	258	41,360
Steel Dynamics, Inc.	820	44,460
		9,914,142
Total Materials		29,174,620
Real Estate - 4.9%
Equity Real Estate Investment Trusts (REITS) - 4.9%
Agree Realty Corp.	4,305	302,900
American Campus Communities, Inc.	4,920	222,433
American Homes 4 Rent - Class A	15,359	568,897
American Tower Corp.	18,112	4,614,394
Americold Realty Trust	10,938	441,786
Apple Hospitality REIT, Inc.	14,424	228,765
AvalonBay Communities, Inc.	2,324	446,208
Brandywine Realty Trust	16,865	228,183
Camden Property Trust	2,843	342,525
CareTrust REIT, Inc.	6,371	154,051
Community Healthcare Trust, Inc.	7,129	363,009
Cousins Properties, Inc.	12,935	474,326
Crown Castle International Corp.	809	152,950
Digital Realty Trust, Inc.	4,068	627,733
Douglas Emmett, Inc.	6,254	209,759
Duke Realty Corp.	10,478	487,437
Equinix, Inc.	7,571	5,456,874
Equity LifeStyle Properties, Inc.	7,371	511,547
Essex Property Trust, Inc.	1,182	343,395
Extra Space Storage, Inc.	1,956	290,838
First Industrial Realty Trust, Inc.	3,690	183,651
Flagship Communities REIT	7,814	127,134
Getty Realty Corp.	7,557	238,650
Healthcare Realty Trust, Inc.	5,372	172,764
Healthcare Trust of America, Inc. - Class A	10,587	310,940
Healthpeak Properties, Inc.	13,744	471,969
Hibernia REIT plc (Ireland)	96,552	132,099
Innovative Industrial Properties, Inc.	457	83,690
Invitation Homes, Inc.	24,238	849,784
Kilroy Realty Corp.	5,449	373,474
Lamar Advertising Co. - Class A	2,021	200,160
Life Storage, Inc.	3,125	300,187
Mid-America Apartment Communities,Inc.	4,058	638,445
Prologis, Inc.	14,962	1,743,522
Public Storage	2,886	811,428

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Realty Income Corp.	1,905	$131,731
Rexford Industrial Realty, Inc.	6,071	337,244
SBA Communications Corp.	30,920	9,267,342
STAG Industrial, Inc.	5,396	197,008
Sun Communities, Inc.	4,675	779,930
Terreno Realty Corp.	3,804	245,434
UDR, Inc.	8,260	383,677
Welltower, Inc.	2,237	167,842
Total Real Estate		34,616,115
TOTAL COMMON STOCKS
(Identified Cost $342,816,895)		442,918,184

CORPORATE BONDS - 9.4%

Non-Convertible Corporate Bonds - 9.4%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc., 4.25%, 3/1/2027	936,000	1,059,346
Lumen Technologies, Inc., 7.50%, 4/1/2024	130,000	145,366
Verizon Communications, Inc., 4.272%, 1/15/2036	2,820,000	3,246,504
		4,451,216
Interactive Media & Services - 0.7%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	4,180,000	4,553,441
Media - 0.4%
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/2026[2]	190,000	192,850
Comcast Corp., 3.25%, 11/1/2039	2,620,000	2,710,415
TEGNA, Inc., 4.625%, 3/15/2028	205,000	209,357
		3,112,622
Total Communication Services		12,117,279
Consumer Discretionary - 0.7%
Automobiles - 0.1%
Ford Motor Co., 9.00%, 4/22/2025	225,000	274,817
Diversified Consumer Services - 0.0%##
StoneMor, Inc., 8.50%, 5/15/2029[2]	205,000	207,048
Hotels, Restaurants & Leisure - 0.2%
Affinity Gaming, 6.875%, 12/15/2027[2]	135,000	143,303
Expedia Group, Inc., 4.625%, 8/1/2027[2]	1,170,000	1,315,491
		1,458,794
Household Durables - 0.1%
FXI Holdings, Inc., 12.25%, 11/15/2026[2]	168,000	194,460
STL Holding Co. LLC, 7.50%, 2/15/2026[2]	260,000	272,025
		466,485
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.
(China), 4.00%, 12/6/2037	1,130,000	$1,220,732
(China), 2.70%, 2/9/2041	1,130,000	1,051,183
		2,271,915
Total Consumer Discretionary		4,679,059

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[2]	205,000	203,708
KeHE Distributors LLC - KeHE Finance Corp., 8.625%, 10/15/2026[2]	194,000	216,795
Total Consumer Staples		420,503
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	200,000	186,500
CNX Midstream Partners LP - CNX Midstream Finance Corp., 6.50%, 3/15/2026[2]	205,000	211,919
Energy Transfer LP, 6.50%, 2/1/2042	2,580,000	3,125,007
Energy Ventures Gom LLC - EnVen Finance Corp., 11.75%, 4/15/2026[2]	205,000	210,168
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	2,007,000	2,731,549
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[2]	209,000	185,488
Navigator Holdings Ltd., 8.00%, 9/10/2025[2]	200,000	208,500
New Fortress Energy, Inc., 6.75%, 9/15/2025[2]	205,000	212,111
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	185,000	180,375
Oasis Midstream Partners LP - OMP Finance Corp., 8.00%, 4/1/2029[2]	205,000	209,809
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	2,839,000	3,359,911
Talos Production, Inc., 12.00%, 1/15/2026[2]	205,000	205,512
The Williams Companies, Inc., 2.60%, 3/15/2031	2,640,000	2,603,052
Total Energy		13,629,901
Financials - 1.7%
Banks - 0.9%
Bank of America Corp., 4.00%, 1/22/2025	1,447,000	1,592,259
Citigroup, Inc., 4.45%, 9/29/2027	1,960,000	2,224,454

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[4]	2,551,000	$2,620,248
		6,436,961
Capital Markets - 0.4%
Advisor Group Holdings, Inc., 10.75%, 8/1/2027[2]	20,000	22,200
Blackstone Secured Lending Fund, 2.75%, 9/16/2026[2]	1,300,000	1,307,838
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[2]	250,000	257,370
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.25%, 5/15/20272	145,000	147,900
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,200,000	1,255,047
StoneX Group, Inc., 8.625%, 6/15/2025[2]	195,000	208,650
		3,199,005
Consumer Finance - 0.2%
Credit Acceptance Corp., 6.625%, 3/15/2026	200,000	211,240
Navient Corp., 6.75%, 6/25/2025	250,000	272,062
PRA Group, Inc., 7.375%, 9/1/2025[2]	199,000	213,179
SLM Corp.
5.125%, 4/5/2022	309,000	315,953
4.20%, 10/29/2025	130,000	136,500
		1,148,934
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	184,000	186,760
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/2022[2]	135,000	136,887
		323,647
Insurance - 0.0%##
Genworth Mortgage Holdings, Inc., 6.50%, 8/15/2025[2]	320,000	347,491
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 5.25%, 10/1/2025[2]	195,000	196,950
Starwood Property Trust, Inc., 4.75%, 3/15/2025	265,000	275,939
		472,889
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp., 5.25%, 8/15/2028	209,000	220,495
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance (continued)
Radian Group, Inc., 4.875%, 3/15/2027	190,000	$201,400
		421,895
Total Financials		12,350,822
Health Care - 0.2%
Health Care Providers & Services - 0.2%
HCA, Inc., 4.125%, 6/15/2029	1,498,000	1,664,177
Industrials - 2.2%
Airlines - 0.4%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	280,264	313,443
Southwest Airlines Co., 5.25%, 5/4/2025	2,027,000	2,320,946
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	131,886	134,247
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	109,938	107,504
		2,876,140
Commercial Services & Supplies - 0.0%##
Prime Security Services Borrower LLC - Prime Finance, Inc., 5.75%, 4/15/2026[2]	250,000	273,250
Construction & Engineering - 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/2026[2]	200,000	210,473
Dycom Industries, Inc., 4.50%, 4/15/2029[2]	210,000	213,150
Fluor Corp., 3.50%, 12/15/2024	205,000	211,621
		635,244
Electrical Equipment - 0.0%##
EnerSys, 4.375%, 12/15/2027[2]	130,000	136,175
Industrial Conglomerates - 0.3%
General Electric Co., (3 mo. LIBOR US + 3.330%), 3.514%[4,5]	2,354,000	2,237,759
Machinery - 0.0%##
Titan International, Inc., 7.00%, 4/30/2028[2]	200,000	206,020
Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	235,000	239,596
Navios South American Logistics, Inc.
- Navios Logistics Finance US, Inc. (Uruguay), 10.75%, 7/1/2025[2]	113,000	124,583
		364,179

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US
+ 2.350%), 6.613%, 12/15/2055[4]	1,140,000	$1,306,697
Trading Companies & Distributors - 1.1%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 4.45%, 10/1/2025	2,380,000	2,616,087
Air Lease Corp., 3.625%, 4/1/2027	1,220,000	1,299,710
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,130,000	1,185,088
Avolon Holdings Funding Ltd.
(Ireland), 4.375%, 5/1/2026[2]	1,240,000	1,325,865
(Ireland), 3.25%, 2/15/2027[2]	1,309,000	1,330,825
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/2027[2]	133,000	153,615
		7,911,190
Total Industrials		15,946,654
Information Technology - 0.0%##
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	134,000	147,534
Technology Hardware, Storage & Peripherals - 0.0%##
CPI CG, Inc., 8.625%, 3/15/2026[2]	200,000	208,750
Total Information Technology		356,284
Materials - 0.1%
Metals & Mining - 0.1%
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[2]	220,000	228,800
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[2]	214,000	216,140
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[2]	187,000	206,626
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[6,7]	653,000	1,632
Total Materials		653,198
Real Estate - 0.7%
Equity Real Estate Investment Trusts (REITS) - 0.7%
American Tower Corp., 3.80%, 8/15/2029	2,656,000	2,921,796
Camden Property Trust, 2.80%, 5/15/2030	325,000	335,711
Crown Castle International Corp., 3.10%, 11/15/2029	1,306,000	1,367,906
HAT Holdings I LLC - HAT Holdings II LLC, 3.75%, 9/15/2030[2]	144,000	138,240
		4,763,653
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development - 0.0%##
Forestar Group, Inc., 3.85%, 5/15/2026[2]	140,000	$141,463
The Howard Hughes Corp., 4.125%, 2/1/2029[2]	145,000	142,985
		284,448
Total Real Estate		5,048,101
Utilities - 0.1%
Electric Utilities - 0.0%##
Talen Energy Supply LLC, 6.50%, 6/1/2025	210,000	174,825
Water Utilities - 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/2026[2]	210,000	219,931
Total Utilities		394,756
TOTAL CORPORATE BONDS		67,260,734
(Identified Cost $65,145,237)

MUTUAL FUND - 1.0%

iShares Broad USD Investment Grade Corporate Bond ETF (Identified Cost $7,576,356)	123,344	7,345,135

U.S. TREASURY SECURITIES - 12.9%

U.S. Treasury Bonds - 3.4%
U.S. Treasury Bond
3.875%, 8/15/2040	5,435,000	6,971,449
3.00%, 5/15/2047	14,880,000	16,988,194
Total U.S. Treasury Bonds
(Identified Cost $26,344,572)		23,959,643
U.S. Treasury Notes - 9.5%
U.S. Treasury Note
2.125%, 5/15/2025	12,380,000	13,126,185
1.625%, 5/15/2026	6,610,000	6,855,551
2.375%, 5/15/2027	32,120,000	34,503,907
2.875%, 5/15/2028	11,930,000	13,186,844
Total U.S. Treasury Notes
(Identified Cost $68,130,905)		67,672,487
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $94,475,477)		91,632,130

ASSET-BACKED SECURITIES - 5.0%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/2030[2]	338,762	340,302

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

CF Hippolyta LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	882,800	$894,752
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	819,335	820,707
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	1,917,918	1,888,972
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	1,139,567	1,169,297
Credit Acceptance Auto Loan Trust Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	368,000	375,054
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	1,900,000	1,901,692
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.965%, 12/17/2036[2,8]	596,117	596,954
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.265%, 12/17/2036[2,8]	493,000	493,445
Navient Private Education Refi Loan Trust
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.616%, 6/25/2031[8]	283,644	281,523
Series 2020-FA, Class A, 1.22%, 7/15/2069[2]	1,126,207	1,134,298
Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.806%, 2/25/2045[2,8]	297,732	296,543
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.736%, 1/25/2037[2,8]	298,286	296,389
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.706%, 9/25/2047[2,8]	2,596,204	2,601,889
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.960%) (Cayman Islands), 1.144%, 4/16/2031[2,8]	2,000,000	2,001,322
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	514,000	531,671
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	1,323,000	1,365,417
Progress Residential Trust
Series 2019-SFR2, Class A, 3.147%, 5/17/2036[2]	1,235,419	1,266,311
Series 2019-SFR4, Class A, 2.687%, 10/17/2036[2]	1,200,000	1,226,764
SMB Private Education Loan Trust Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	2,273,192	2,376,758
	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

ASSET-BACKED SECURITIES (continued)

SMB Private Education Loan Trust (continued)
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	419,000	$431,337
Series 2020-B, Class A1A, 1.29%, 7/15/2053[2]	1,564,949	1,570,070
SoFi Consumer Loan Program Trust
Series 2019-2, Class A, 3.01%, 4/25/2028[2]	166,904	167,951
Series 2019-3, Class A, 2.90%, 5/25/2028[2]	286,028	288,102
SoFi Professional Loan Program LLC
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	170,937	174,512
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	968,184	993,140
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	1,150,000	1,192,579
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,500,000	1,489,869
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/2028[2]	44,547	44,647
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,9]	641,124	653,002
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,9]	751,575	764,328
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.106%, 10/25/2048[2,8]	763,031	768,639
Tricon American Homes
Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,240,814	1,267,502
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	2,144,056	2,137,146
Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/2046[2]	1,836,896	1,807,305
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $35,321,681)		35,610,189

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.0%

BWAY Mortgage Trust, Series 2015-1740, Class A, 2.917%, 1/10/2035[2]	2,411,000	2,456,043
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,9]	178,828	181,687
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,9]	301,546	305,188
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,9]	190,969	193,790
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,9]	109,332	111,738

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARS/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	201,905	$208,810
Fannie Mae-Aces, Series 2017-M15, Class A1, 3.058%, 9/25/2027[9]	1,489,325	1,601,119
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,571,000	1,653,493
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K016, Class X1 (IO), 1.638%, 10/25/2021[9]	3,468,436	2,324
Series K017, Class X1 (IO), 1.431%, 12/25/2021[9]	18,682,652	48,483
Series K021, Class X1 (IO), 1.530%, 6/25/2022[9]	10,225,429	103,334
Series K030, Class X1 (IO), 0.276%, 4/25/2023[9]	40,835,231	119,039
Series K032, Class X1 (IO), 0.200%, 5/25/2023[9]	26,300,274	57,979
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	116,436	116,946
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[2]	72,869,162	93,520
Series 2014-K41, Class B, 3.964%, 11/25/2047[2,9]	1,731,000	1,888,513
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,317,661	1,364,704
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.115%, 10/15/2036[2,8]	1,589,000	1,588,030
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2, 3.00%, 3/25/2043[2,9]	138,986	141,020
Series 2013-2, Class A2, 3.50%, 5/25/2043[2,9]	129,511	131,965
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,9]	390,912	400,222
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,9]	230,523	234,529
Series 2017-6, Class A5, 3.50%, 12/25/2048[2,9]	10,497	10,494
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,9]	302,760	323,505
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,9]	421,284	447,927
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,9]	480,771	511,819
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,9]	487,365	497,127
Sequoia Mortgage Trust Series 2013-2, Class A, 1.874%, 2/25/2043[9]	217,681	219,092
	SHARES PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust (continued)
Series 2013-6, Class A2, 3.00%, 5/25/2043[9]	896,922		$907,610
Series 2013-7, Class A2, 3.00%, 6/25/2043[9]	178,684		180,865
Series 2013-8, Class A1, 3.00%, 6/25/2043[9]	227,034		229,988
Series 2020-1, Class A4, 3.50%, 2/25/2050[2,9]	111,999		112,549
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.585%, 11/15/2027[2,8]	1,278,105		942,602
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,9]	242,001		243,504
Waikiki Beach Hotel Trust, Series 2019- WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.165%, 12/15/2033[2,8]	1,496,000		1,495,083
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class A, (1 mo. LIBOR US + 1.150%), 1.265%, 2/15/2040[2,8]	1,818,044		1,823,634
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,9]	109,781		112,454
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $20,957,627)			21,060,729

FOREIGN GOVERNMENT BONDS - 0.2%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	299,300	358,000
Mexican Government Bond
(Mexico), 6.50%, 6/10/2021	MXN	153,850	3,112,000
(Mexico), 6.50%, 6/9/2022	MXN	254,258	5,057,000
(Mexico), 7.75%, 5/29/2031	MXN	50,914	972,000
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026	200,000		224,622
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024	440,000		458,258
Saudi Government International Bond (Saudi Arabia), 2.90%, 10/22/2025[2]	200,000		212,496
TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $1,834,867)			1,653,698

MUNICIPAL BONDS - 0.7%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028	2,340,000		2,266,875
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	1,795,000		1,814,206

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024	635,000	$654,920
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	230,000	236,072

TOTAL MUNICIPAL BONDS (Identified Cost $5,086,487)		4,972,073

U.S. GOVERNMENT AGENCIES - 4.2%

Mortgage-Backed Securities - 4.2%
Fannie Mae
Pool #888468, UMBS, 5.50%, 9/1/2021	274	274
Pool #995233, UMBS, 5.50%, 10/1/2021	5	4
Pool #888017, UMBS, 6.00%, 11/1/2021	387	388
Pool #995329, UMBS, 5.50%, 12/1/2021	546	549
Pool #888136, UMBS, 6.00%, 12/1/2021	851	856
Pool #888810, UMBS, 5.50%, 11/1/2022	1,239	1,244
Pool #990895, UMBS, 5.50%, 10/1/2023	6,018	6,217
Pool #AD0462, UMBS, 5.50%, 10/1/2024	4,708	4,934
Pool #MA3463, UMBS, 4.00%, 9/1/2033	525,113	559,881
Pool #MA1834, UMBS, 4.50%, 2/1/2034	462,660	511,591
Pool #MA1903, UMBS, 4.50%, 5/1/2034	277,873	307,268
Pool #909786, UMBS, 5.50%, 3/1/2037	53,096	61,151
Pool #889576, UMBS, 6.00%, 4/1/2038	172,444	204,941
Pool #889579, UMBS, 6.00%, 5/1/2038	143,383	170,550
Pool #MA3412, UMBS, 3.50%, 7/1/2038	572,249	610,283
Pool #995196, UMBS, 6.00%, 7/1/2038	8,383	9,979
Pool #AD0207, UMBS, 6.00%, 10/1/2038	459,356	546,858
Pool #AD0220, UMBS, 6.00%, 10/1/2038	14,082	16,762
Pool #AD0307, UMBS, 5.50%, 1/1/2039	287,561	335,915
Pool #MA0258, UMBS, 4.50%, 12/1/2039	314,394	352,889
Pool #AL1595, UMBS, 6.00%, 1/1/2040	173,538	205,861
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL0152, UMBS, 6.00%, 6/1/2040	350,547	$415,489
Pool #MA4204, UMBS, 2.00%, 12/1/2040	3,334,750	3,404,722
Pool #MA4203, UMBS, 2.50%, 12/1/2040	3,271,671	3,412,481
Pool #AL0241, UMBS, 4.00%, 4/1/2041	508,313	563,548
Pool #AI5172, UMBS, 4.00%, 8/1/2041	353,279	389,752
Pool #AL1410, UMBS, 4.50%, 12/1/2041	588,556	663,873
Pool #AL7729, UMBS, 4.00%, 6/1/2043	329,423	362,390
Pool #AX5234, UMBS, 4.50%, 11/1/2044	320,245	355,784
Pool #AS4103, UMBS, 4.50%, 12/1/2044	448,030	499,384
Pool #AZ9215, UMBS, 4.00%, 10/1/2045	293,599	318,196
Pool #BC6764, UMBS, 3.50%, 4/1/2046	230,410	248,065
Pool #BD6997, UMBS, 4.00%, 10/1/2046	337,581	367,547
Pool #BE7845, UMBS, 4.50%, 2/1/2047	213,485	234,792
Pool #AL8674, 5.642%, 1/1/2049	1,192,074	1,366,087
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	1,796	1,813
Pool #G12655, 6.00%, 5/1/2022	1,434	1,448
Pool #G12988, 6.00%, 1/1/2023	2,030	2,082
Pool #G13078, 6.00%, 3/1/2023	2,946	3,016
Pool #G13331, 5.50%, 10/1/2023	1,788	1,843
Pool #C91762, 4.50%, 5/1/2034	312,452	342,939
Pool #C91771, 4.50%, 6/1/2034	280,238	309,217
Pool #C91780, 4.50%, 7/1/2034	422,284	467,087
Pool #G03926, 6.00%, 2/1/2038	70,543	83,940
Pool #G04731, 5.50%, 4/1/2038	114,514	133,783
Pool #G08273, 5.50%, 6/1/2038	137,715	161,021
Pool #G04601, 5.50%, 7/1/2038	446,456	521,551
Pool #G04587, 5.50%, 8/1/2038	400,972	468,234
Pool #G05906, 6.00%, 4/1/2040	79,248	94,134
Pool #RB5100, UMBS, 2.00%, 2/1/2041	2,465,410	2,517,138
Pool #RB5108, UMBS, 2.00%, 4/1/2041	3,985,252	4,068,871
Pool #G60183, 4.00%, 12/1/2044	272,609	298,110
Pool #Q33778, 4.00%, 6/1/2045	487,506	539,288
Pool #SD8107, UMBS, 2.50%, 11/1/2050	2,985,670	3,099,347

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $29,051,242)		29,625,367

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021
(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 0.9%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[10]
(Identified Cost $6,469,529)	6,469,529	$6,469,529

TOTAL INVESTMENTS - 99.6% (Identified Cost $608,735,398)		708,547,768

OTHER ASSETS, LESS LIABILITIES - 0.4%		2,875,443

NET ASSETS - 100%		$711,423,211

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $72,253,525, which represented 10.2% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2021.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s

Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 10, 2017 and on dates between May 8, 2020 and September 18, 2020 at an aggregate cost of $118,233. The value of the security at April 30, 2021 was $1,632, or less than 0.1% of the Series’ Net Assets.

8Floating rate security. Rate shown is the rate in effect as of April 30, 2021.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2021.

10Rate shown is the current yield as of April 30, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2021 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $608,735,398) (Note 2)	$708,547,768
Foreign currency, at value (identified cost $242)	242
Interest receivable	1,947,397
Receivable for fund shares sold	1,094,677
Foreign tax reclaims receivable	588,107
Receivable for securities sold	168,888
Dividends receivable	122,073
Prepaid and other expenses	49,002

TOTAL ASSETS	712,518,154

LIABILITIES:

Accrued management fees (Note 3)	348,023
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	190,863
Accrued sub-transfer agent fees (Note 3)	128,749
Accrued fund accounting and administration fees (Note 3)	34,024
Accrued Chief Compliance Officer service fees (Note 3)	1,980
Payable for securities purchased	205,000
Accrued transfer agent fees	77,116
Payable for fund shares repurchased	60,589
Other payables and accrued expenses	48,599

TOTAL LIABILITIES	1,094,943

TOTAL NET ASSETS	$711,423,211

NET AS SETS CONSIST OF:

Capital stock	$518,331
Additional paid-in-capital	578,404,976
Total distributable earnings (loss)	132,499,904

TOTAL NET ASSETS	$711,423,211

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2021 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($362,741,307/17,314,999 shares)	$20.95

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($178,731,079/18,931,353 shares)	$9.44

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($56,494,333/4,843,093 shares)	$11.66

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($113,449,511/10,743,348 shares)	$10.56

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($6,981/332 shares)	$21.02	[1]

1The net asset value of Class W Shares was calculated using unrounded net assets of $6,981.33 divided by the unrounded shares outstanding of 332.12.

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series

For the Six Months Ended April 30, 2021 (unaudited)

INVESTMENT INCOME:

Interest (net of foreign taxes withheld, $200)	$2,760,063
Dividends (net of foreign taxes withheld, $158,874)	2,566,544

Total Investment Income	5,326,607

EXPENSES:

Management fees (Note 3)	2,042,589
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	542,784
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	445,092
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	137,963
Sub-transfer agent fees (Note 3)	181,805
Fund accounting and administration fees (Note 3)	74,995
Directors’ fees (Note 3)	36,895
Chief Compliance Officer service fees (Note 3)	2,982
Custodian fees	27,684
Miscellaneous	249,160

Total Expenses	3,741,949
Less reduction of expenses (Note 3)	(20)

Net Expenses	3,741,929

NET INVESTMENT INCOME	1,584,678

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	37,088,683
Foreign currency and translation of other assets and liabilities	(6,729)
37,081,954
Net change in unrealized appreciation (depreciation) on-
Investments in securities	64,965,611
Foreign currency and translation of other assets and liabilities	13,479
64,979,090
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	102,061,044

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,645,722

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	FOR THE SIX MONTHS ENDED 4/30/21 (UNAUDITED)	FOR THE YEAR ENDED 10/31/20
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,584,678	$3,940,299
Net realized gain (loss) on investments and foreign currency	37,081,954	53,051,938
Net change in unrealized appreciation (depreciation) on investments and foreign currency	64,979,090	(6,681,928)

Net increase (decrease) from operations	103,645,722	50,310,309

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(21,667,608)	(11,710,120)
Class I	(20,127,310)	(10,619,011)
Class R	(5,791,919)	(437,348)
Class L	(11,934,028)	(7,273,380)
Class W	(419)	(279)

Total distributions to shareholders	(59,521,284)	(30,040,138)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	29,859,308	115,919,304

Net increase (decrease) in net assets	73,983,746	136,189,475

NET ASSETS:

Beginning of period	637,439,465	501,249,990

End of period	$711,423,211	$637,439,465

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/21 (UNAUDITED)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$19.12	$18.02	$16.85	$18.22	$16.62	$16.42
Income (loss) from investment operations:
Net investment income[1]	0.06	0.16	0.22	0.18	0.15	0.14
Net realized and unrealized gain (loss) on investments	3.02	1.72 [2]	1.87	(0.43)	1.70	0.37
Total from investment operations	3.08	1.88	2.09	(0.25)	1.85	0.51
Less distributions to shareholders:
From net investment income	(0.04)	(0.12)	(0.15)	(0.10)	(0.09)	(0.09)
From net realized gain on investments	(1.21)	(0.66)	(0.77)	(1.02)	(0.16)	(0.22)
Total distributions to shareholders	(1.25)	(0.78)	(0.92)	(1.12)	(0.25)	(0.31)
Net asset value - End of period	$20.95	$19.12	$18.02	$16.85	$18.22	$16.62
Net assets - End of period (000’s omitted)	$362,741	$334,977	$276,300	$308,334	$400,117	$498,344
Total return[3]	16.59%	10.74% [2]	13.16%	(1.47% )	11.26%	3.23%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.01% [4]	1.02%	1.05%	1.10%	1.08%	1.07%
Net investment income	0.55% [4]	0.87%	1.31%	1.03%	0.89%	0.86%
Series portfolio turnover	43%	120%	61%	75%	79%	63%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	0.01%	0.01%	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.70. Excluding the proceeds from the settlement, the total return would have been 10.63%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)	10/31/20		10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.26	$9.15		$9.04	$10.31	$9.53	$9.57
Income (loss) from investment operations:
Net investment income[1]	0.03	0.10		0.13	0.12	0.11	0.10
Net realized and unrealized gain (loss) on investments	1.43	0.84	[2]	0.95	(0.22)	0.96	0.21
Total from investment operations	1.46	0.94		1.08	(0.10)	1.07	0.31
Less distributions to shareholders:
From net investment income	(0.07)	(0.17)		(0.20)	(0.15)	(0.13)	(0.13)
From net realized gain on investments	(1.21)	(0.66)		(0.77)	(1.02)	(0.16)	(0.22)
Total distributions to shareholders	(1.28)	(0.83)		(0.97)	(1.17)	(0.29)	(0.35)
Net asset value - End of period	$9.44	$9.26		$9.15	$9.04	$10.31	$9.53
Net assets - End of period (000’s omitted)	$178,731	$149,603		$117,991	$126,834	$147,257	$386,926
Total return[3]	16.77%	10.88%	[2]	13.36%	(1.15% )	11.56%	3.52%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.80% [4]	0.81%	[5]	0.85%	0.85%	0.83%	0.82%
Net investment income	0.76% [4]	1.06%		1.51%	1.29%	1.15%	1.12%
Series portfolio turnover	43%	120%		61%	75%	79%	63%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	0.01%	0.01%	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $0.83. These proceeds impacted the total return by less than 0.01%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class R

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)	10/31/20		10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.18	$10.86		$10.54	$11.82	$10.88	$10.87
Income (loss) from investment operations:
Net investment income[1]	0.02	0.05		0.11	0.09	0.07	0.06
Net realized and unrealized gain (loss) on investments	1.72	1.04	[2]	1.11	(0.26)	1.10	0.24
Total from investment operations	1.74	1.09		1.22	(0.17)	1.17	0.30
Less distributions to shareholders:
From net investment income	(0.05)	(0.11)		(0.13)	(0.09)	(0.07)	(0.07)
From net realized gain on investments	(1.21)	(0.66)		(0.77)	(1.02)	(0.16)	(0.22)
Total distributions to shareholders	(1.26)	(0.77)		(0.90)	(1.11)	(0.23)	(0.29)
Net asset value - End of period	$11.66	$11.18		$10.86	$10.54	$11.82	$10.88
Net assets - End of period (000’s omitted)	$56,494	$52,600		$6,149	$11,138	$15,358	$24,692
Total return[3]	16.39%	10.53%	[2]	12.73%	(1.65% )	10.97%	2.93%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.23% [4]	1.31%	[5]	1.35%	(1.35% )	1.33%	1.32%
Net investment income	0.34% [4]	0.41%		1.02%	0.79%	0.65%	0.61%
Series portfolio turnover	43%	120%		61%	75%	79%	63%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	0.02%	0.01%	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.03. Excluding the proceeds from the settlement, the total return would have been 10.43%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class L*

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)		10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.21		$10.00	$9.78	$11.05	$10.19	$10.21
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)		0.01	0.05	0.03	0.01	0.01
Net realized and unrealized gain (loss) on investments	1.58		0.93 [2]	1.04	(0.24)	1.03	0.22
Total from investment operations	1.57		0.94	1.09	(0.21)	1.04	0.23
Less distributions to shareholders:
From net investment income	(0.01)		(0.07)	(0.10)	(0.04)	(0.02)	(0.03)
From net realized gain on investments	(1.21)		(0.66)	(0.77)	(1.02)	(0.16)	(0.22)
Total distributions to shareholders	(1.22)		(0.73)	(0.87)	(1.06)	(0.18)	(0.25)
Net asset value - End of period	$10.56		$10.21	$10.00	$9.78	$11.05	$10.19
Net assets - End of period (000’s omitted)	$113,450		$100,254	$100,804	$106,348	$130,130	$146,554
Total return[3]	16.20%		9.87% [2]	12.26%	(2.13% )	10.42%	2.43%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.76%	[4]	1.77%	1.80%	1.85%	1.83%	1.82%
Net investment income (loss)	(0.20%	)[4]	0.13%	0.57%	0.28%	0.14%	0.11%
Series portfolio turnover	43%		120%	61%	75%	79%	63%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A		N/A	0.00% [5]	0.01%	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $0.92. Excluding the proceeds from the settlement, the total return would have been 9.76%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class W

	FOR THE SIX MONTHS ENDED 4/30/21 (UNAUDITED)	FOR THE YEAR ENDED 10/31/20	FOR THE PERIOD 4/1/19[1] TO 10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$19.18	$18.08	$17.04
Income from investment operations:
Net investment income[2]	0.15	0.33	0.23
Net realized and unrealized gain (loss) on investments	3.04	1.71 [3]	0.90
Total from investment operations	3.19	2.04	1.13
Less distributions to shareholders:
From net investment income	(0.14)	(0.28)	(0.09)
From net realized gain on investments	(1.21)	(0.66)	(0.00)[4]
Total distributions to shareholders	(1.35)	(0.94)	(0.09)
Net asset value - End of period	$21.02	$19.18	$18.08
Net assets - End of period (000’s omitted)	$7	$6	$5
Total return[5]	17.16%	11.70% [3]	6.69%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [6]	0.10%	0.10% [6]
Net investment income	1.45% [6]	1.78%	2.20% [6]
Series portfolio turnover	43%	120%	61%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.61%	[6]	0.62%	0.62%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.69. Excluding the proceeds from the settlement, the total return would have been 11.64%.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING	ENDING	EXPENSES PAID	ANNUALIZED
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*	EXPENSE
	11/1/20	4/30/21	11/1/20 - 4/30/21	RATIO
Class S
Actual	$1,000.00	$1,266.30	$6.18	1.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$1,267.70	$4.78	0.85%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class R
Actual	$1,000.00	$1,265.00	$7.19	1.28%
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.45	$6.41	1.28%
Class L
Actual	$1,000.00	$1,261.10	$10.15	1.81%
Hypothetical
(5% return before expenses)	$1,000.00	$1,015.82	$9.05	1.81%
Class W
Actual	$1,000.00	$1,272.40	$0.56	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Maximum Term Series - as of April 30, 2021

(unaudited)

Asset Allocation[1]

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]

Information Technology	14.1%
Consumer Discretionary	13.0%
Communication Services	12.4%
Health Care	12.1%
Consumer Staples	11.1%
Financials	9.9%
Energy	6.5%
Industrials	6.0%
Real Estate	5.1%
Materials	3.3%

[4]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]

Facebook, Inc. - Class A	2.7%
Microsoft Corp.	2.3%
Amazon.com, Inc.	2.3%
Mastercard, Inc. - Class A	2.0%
Mondelez International, Inc. - Class A	1.9%
Sea Ltd. - ADR (Taiwan)	1.8%
Johnson & Johnson	1.8%
Alphabet, Inc. - Class A	1.8%
The Coca-Cola Co.	1.7%
PayPal Holdings, Inc.	1.7%

5As a percentage of total investments.

Investment Portfolio - April 30, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 90.7%

Communication Services - 12.0%
Diversified Telecommunication Services - 0.1%
Radius Global Infrastructure, Inc. - Class A*	6,407	$94,888
Verizon Communications, Inc.	5,514	318,654
		413,542
Entertainment - 4.7%
Activision Blizzard, Inc.	38,376	3,499,508
Electronic Arts, Inc.	32,297	4,588,758
Nexon Co. Ltd. (Japan)	160,400	5,305,596
Sea Ltd. - ADR (Taiwan)*	38,260	9,662,180
The Walt Disney Co.*	11,160	2,075,983
		25,132,025
Interactive Media & Services - 6.0%
Alphabet, Inc. - Class A*	3,969	9,341,041
Alphabet, Inc. - Class C*	700	1,687,084
Auto Trader Group plc (United Kingdom)*2	27,520	216,654
Facebook, Inc. - Class A*	43,149	14,026,877
Tencent Holdings Ltd. - Class H (China)	78,134	6,232,909
		31,504,565
Media - 1.2%
Charter Communications, Inc. - Class A*	7,338	4,941,776
Comcast Corp. - Class A	6,071	340,887
Omnicom Group, Inc.	708	58,240
Quebecor, Inc. - Class B (Canada)	16,824	452,372
S4 Capital plc (United Kingdom)*	55,195	426,109
		6,219,384
Total Communication Services		63,269,516
Consumer Discretionary - 12.8%
Distributors - 0.0%##
Genuine Parts Co.	479	59,861
Hotels, Restaurants & Leisure - 2.1%
Accor S.A. - ADR (France)*	321,745	2,591,656
Accor S.A. (France)*	3,025	121,805
Expedia Group, Inc.*	46,102	8,124,556
Hilton Worldwide Holdings, Inc.*	876	112,741
Restaurant Brands International, Inc. (Canada)	3,520	241,507
		11,192,265
Household Durables - 1.5%
Garmin Ltd.	548	75,208
Nikon Corp. (Japan)	246,100	2,317,287
Sony Group Corp. - ADR (Japan)	47,915	4,799,166
Sony Group Corp. (Japan)	5,700	569,880
Whirlpool Corp.	220	52,019
		7,813,560
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 3.1%
Alibaba Group Holding Ltd. - ADR
(China)*	18,560	$4,286,432
Amazon.com, Inc.*	3,462	12,004,208
		16,290,640
Multiline Retail - 2.3%
Dollar General Corp	27,056	5,810,276
Dollar Tree, Inc.*	57,130	6,564,237
		12,374,513
Specialty Retail - 1.0%
AutoZone, Inc.*	3,169	4,639,796
Best Buy Co., Inc.	768	89,295
The Home Depot, Inc.	1,338	433,070
Williams-Sonoma, Inc.	258	44,054
		5,206,215
Textiles, Apparel & Luxury Goods - 2.8%
adidas AG (Germany)*	7,070	2,183,647
lululemon athletica, Inc. *	24,464	8,202,045
NIKE, Inc. - Class B	32,605	4,324,075
		14,709,767
Total Consumer Discretionary		67,646,821
Consumer Staples - 11.1%
Beverages - 5.0%
Anheuser-Busch InBev S.A./N.V. (Belgium)	37,287	2,641,132
The Coca-Cola Co.	164,687	8,889,804
Constellation Brands, Inc. - Class A	10,512	2,526,244
Diageo plc (United Kingdom)	105,779	4,748,569
Heineken N.V. - ADR (Netherlands)	68,760	3,998,394
Heineken N.V. (Netherlands)	3,235	375,259
PepsiCo, Inc.	22,994	3,314,815
		26,494,217
Food & Staples Retailing - 1.2%
The Kroger Co.	2,163	79,036
Wal-Mart de Mexico S.A.B. de C.V. - ADR (Mexico)	161,581	5,299,857
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	75,821	248,644
Walmart, Inc.	2,982	417,212
		6,044,749
Food Products - 3.6%
Archer-Daniels-Midland Co.	1,465	92,486
Bunge Ltd.	519	43,814
Campbell Soup Co.	1,012	48,323
Conagra Brands, Inc.	1,560	57,860
Danone S.A. (France)	6,441	454,667

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
General Mills, Inc.	1,541	$93,785
The Hershey Co.	549	90,201
The J.M. Smucker Co.	383	50,169
Kerry Group plc - Class A (Ireland)	845	109,530
The Kraft Heinz Co.	2,766	114,208
Mondelez International, Inc. - Class A	162,327	9,871,105
Nestle S.A. (Switzerland)	67,470	8,051,243
Tyson Foods, Inc. - Class A	1,018	78,844
		19,156,235
Household Products - 0.1%
The Clorox Co.	357	65,152
Colgate-Palmolive Co.	1,747	140,983
Kimberly-Clark Corp.	796	106,123
The Procter & Gamble Co.	2,980	397,592
		709,850
Personal Products - 1.2%
Beiersdorf AG (Germany)	2,625	296,285
Unilever plc - ADR (United Kingdom)	102,743	6,033,069
		6,329,354
Total Consumer Staples		58,734,405
Energy - 5.8%
Energy Equipment & Services - 0.0%##
Schlumberger N.V.	10,456	282,835
Oil, Gas & Consumable Fuels - 5.8%
BP plc - ADR (United Kingdom)	55,234	1,389,687
Cabot Oil & Gas Corp.	412,237	6,871,991
Cameco Corp. (Canada)	182,532	3,068,363
ConocoPhillips	63,459	3,245,293
EOG Resources, Inc.	50,223	3,698,422
EQT Corp.*	199,925	3,818,567
Exxon Mobil Corp.	50,899	2,913,459
Jonah Energy Parent LLC*3	2,449	36,735
Lonestar Resources US, Inc.*	2,957	21,645
Pioneer Natural Resources Co.	15,413	2,370,982
Royal Dutch Shell plc - Class B - ADR (Netherlands)	34,189	1,224,308
TOTAL SE - ADR (France)	26,454	1,171,383
Tourmaline Oil Corp. (Canada)	40,905	882,562
		30,713,397
Total Energy		30,996,232
Financials - 9.3%
Banks - 1.2%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	6,214	243,713
Citigroup, Inc.	3,264	232,527
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Comerica, Inc.	539	$40,511
East West Bancorp, Inc.	53,900	4,104,485
Fifth Third Bancorp.	1,984	80,432
FinecoBank Banca Fineco S.p.A. (Italy)*	47,010	808,563
Huntington Bancshares, Inc.	3,306	50,648
JPMorgan Chase & Co.	2,625	403,751
Regions Financial Corp.	2,930	63,874
U.S. Bancorp	2,857	169,563
		6,198,067
Capital Markets - 5.9%
BlackRock, Inc.	9,169	7,512,161
Cboe Global Markets, Inc.	23,659	2,469,290
CME Group, Inc.	12,503	2,525,481
Deutsche Boerse AG (Germany)	23,745	4,091,865
Intercontinental Exchange, Inc.	41,673	4,905,329
Intermediate Capital Group plc (United Kingdom)	13,169	397,570
Moody’s Corp.	14,423	4,712,138
S&P Global, Inc.	11,366	4,437,173
		31,051,007
Consumer Finance - 0.7%
American Express Co.	24,595	3,771,643
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. - Class B*	10,702	2,942,515
Insurance - 1.0%
Admiral Group plc (United Kingdom)	15,097	652,323
The Allstate Corp.	776	98,397
Chubb Ltd.	925	158,721
Cincinnati Financial Corp.	526	59,270
Everest Re Group Ltd.	155	42,927
Fidelity National Financial, Inc.	1,056	48,175
The Hartford Financial Services Group, Inc.	1,042	68,730
The Travelers Companies, Inc.	630	97,436
W. R. Berkley Corp.	53,177	4,239,270
		5,465,249
Total Financials		49,428,481
Health Care - 12.0%
Biotechnology - 3.5%
BioMarin Pharmaceutical, Inc.*	63,756	4,967,868
Gilead Sciences, Inc.	2,428	154,105
Incyte Corp.*	18,305	1,562,881
Seagen, Inc.*	32,796	4,714,753
Vertex Pharmaceuticals, Inc.*	31,902	6,961,016
		18,360,623

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies - 3.9%
Alcon, Inc. (Switzerland)*	43,154	$3,255,106
Boston Scientific Corp.*	52,679	2,296,805
Getinge AB - Class B (Sweden)	15,318	518,071
Heska Corp.*	9,939	1,815,358
IDEXX Laboratories, Inc.*	7,400	4,062,526
Intuitive Surgical, Inc.*	2,549	2,204,885
Medtronic plc	46,158	6,043,005
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	200,000	447,755
		20,643,511
Health Care Providers & Services - 0.9%
Quest Diagnostics, Inc.	431	56,841
UnitedHealth Group, Inc.	12,429	4,956,685
		5,013,526
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	6,545	3,077,655
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	3,575	223,152
Dechra Pharmaceuticals plc (United Kingdom)	6,833	380,677
Johnson & Johnson	57,806	9,406,770
Merck & Co., Inc.	3,659	272,595
Novartis AG - ADR (Switzerland)	47,495	4,048,474
Perrigo Co. plc	6,475	269,554
Zoetis, Inc.	9,920	1,716,458
		16,317,680
Total Health Care		63,412,995
Industrials - 5.5%
Aerospace & Defense - 0.1%
Airbus SE (France)*	1,319	158,622
General Dynamics Corp.	642	122,128
L3Harris Technologies, Inc.	498	104,196
Lockheed Martin Corp.	505	192,183
Northrop Grumman Corp.	370	131,143
		708,272
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	482	46,792
Airlines - 1.0%
Controladora Vuela Cia de Aviacion
S.A.B. de C.V. - ADR (Mexico)*	17,431	283,603
Ryanair Holdings plc - ADR (Ireland)*	43,191	5,046,868
		5,330,471
Building Products - 0.1%
A. O. Smith Corp.	600	40,650
Assa Abloy AB - Class B (Sweden)	5,518	157,316
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Building Products (continued)
Johnson Controls International plc	2,005	$124,992
		322,958
Commercial Services & Supplies - 0.5%
Copart, Inc.*	18,745	2,333,940
Republic Services, Inc.	842	89,504
Waste Management, Inc.	945	130,382
		2,553,826
Electrical Equipment - 0.0%##
Eaton Corp. plc	917	131,067
Emerson Electric Co	1,402	126,867
Hubbell, Inc.	207	39,746
		297,680
Industrial Conglomerates - 0.1%
3M Co	1,019	200,886
Honeywell International, Inc.	1,111	247,797
		448,683
Machinery - 0.8%
Caterpillar, Inc.	969	221,039
Cummins, Inc.	402	101,320
Illinois Tool Works, Inc.	647	149,108
Snap-on, Inc.	197	46,807
Westinghouse Air Brake Technologies Corp.	43,221	3,547,147
		4,065,421
Professional Services - 0.8%
Booz Allen Hamilton Holding Corp.	513	42,554
Insperity, Inc.	46,921	4,107,464
		4,150,018
Road & Rail - 0.8%
Norfolk Southern Corp.	13,960	3,898,191
Union Pacific Corp.	1,060	235,415
		4,133,606
Trading Companies & Distributors - 0.6%
Brenntag SE (Germany)	32,391	2,907,894
W. W. Grainger, Inc.	160	69,366
		2,977,260
Transportation Infrastructure - 0.7%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR (Mexico)*	24,765	1,231,564
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	19,400	121,215
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)*	11,672	1,198,714

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure (continued)
Grupo Aeroportuario del Sureste S.A.B.
de C.V. - ADR (Mexico)*	7,911	$1,345,661
		3,897,154
Total Industrials		28,932,141
Information Technology - 14.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.	5,851	297,874
Motorola Solutions, Inc.	440	82,852
		380,726
Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	13,269	2,366,261
Keyence Corp. (Japan)	500	240,027
Softwareone Holding AG (Germany)	8,512	220,594
		2,826,882
IT Services - 5.4%
Adyen N.V. (Netherlands)*2	107	263,337
Automatic Data Processing, Inc.	827	154,641
Broadridge Financial Solutions, Inc.	369	58,534
International Business Machines Corp.	1,516	215,090
Keywords Studios plc (Ireland)*	4,621	172,692
Mastercard, Inc. - Class A	27,001	10,316,002
PayPal Holdings, Inc.*	33,389	8,757,601
StoneCo Ltd. - Class A (Brazil)*	5,162	333,672
Switch, Inc. - Class A	14,278	265,142
TravelSky Technology Ltd. - Class H (China)	201,000	439,775
Visa, Inc. - Class A	32,485	7,587,197
		28,563,683
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	796	121,915
Intel Corp.	5,379	309,454
Micron Technology, Inc.*	89,702	7,720,651
NVIDIA Corp.	6,828	4,099,395
QUALCOMM, Inc.	1,745	242,206
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	1,686	196,824
		12,690,445
Software - 5.7%
Fair Isaac Corp.*	7,224	3,766,666
Microsoft Corp.	49,067	12,373,716
Oracle Corp.	4,120	312,255
salesforce.com, Inc.*	21,696	4,997,023
ServiceNow, Inc.*	16,617	8,414,350
		29,864,010
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	738	$55,121
Total Information Technology		74,380,867
Materials - 3.3%
Chemicals - 1.5%
Air Liquide S.A. - ADR (France)	106,806	3,595,090
Air Liquide S.A. (France)	1,300	218,923
Akzo Nobel N.V. (Netherlands)	1,441	173,020
CF Industries Holdings, Inc.	821	39,925
Eastman Chemical Co.	451	52,041
FMC Corp.	29,656	3,506,526
International Flavors & Fragrances, Inc.	631	89,709
Linde plc (United Kingdom)	835	238,676
RPM International, Inc.	467	44,290
		7,958,200
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	7,882	2,783,292
Vulcan Materials Co.	13,701	2,442,066
		5,225,358
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	206,645	3,833,265
Packaging Corp. of America	336	49,610
		3,882,875
Metals & Mining - 0.1%
Newmont Corp.	1,817	113,399
Nucor Corp.	942	77,489
Reliance Steel & Aluminum Co.	245	39,276
Steel Dynamics, Inc.	778	42,183
		272,347
Total Materials		17,338,780
Real Estate - 4.8%
Equity Real Estate Investment Trusts (REITS) - 4.8%
Agree Realty Corp.	2,219	156,129
American Campus Communities, Inc.	2,615	118,224
American Homes 4 Rent - Class A	7,835	290,208
American Tower Corp.	21,522	5,483,160
Americold Realty Trust	5,816	234,908
Apple Hospitality REIT, Inc.	7,352	116,603
AvalonBay Communities, Inc.	1,225	235,200
Brandywine Realty Trust	8,539	115,533
Camden Property Trust	1,415	170,479
CareTrust REIT, Inc.	3,272	79,117
Community Healthcare Trust, Inc.	3,781	192,528
Cousins Properties, Inc.	6,780	248,623
Crown Castle International Corp.	410	77,515
Digital Realty Trust, Inc.	2,061	318,033

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Douglas Emmett, Inc.	3,285	$110,179
Duke Realty Corp.	5,315	247,254
Equinix, Inc.	5,071	3,654,974
Equity LifeStyle Properties, Inc.	3,723	258,376
Essex Property Trust, Inc.	615	178,670
Extra Space Storage, Inc.	1,021	151,812
First Industrial Realty Trust, Inc.	1,935	96,305
Flagship Communities REIT	3,953	64,315
Getty Realty Corp.	3,894	122,972
Healthcare Realty Trust, Inc.	2,814	90,498
Healthcare Trust of America, Inc. - Class A	5,327	156,454
Healthpeak Properties, Inc.	6,938	238,251
Hibernia REIT plc (Ireland)	48,936	66,952
Innovative Industrial Properties, Inc.	240	43,951
Invitation Homes, Inc.	12,295	431,063
Kilroy Realty Corp.	2,714	186,018
Lamar Advertising Co. - Class A	1,039	102,902
Life Storage, Inc.	1,601	153,792
Mid-America Apartment Communities, Inc.	2,029	319,223
Prologis, Inc.	7,852	914,993
Public Storage	1,459	410,212
Realty Income Corp.	1,004	69,427
Rexford Industrial Realty, Inc.	3,200	177,760
SBA Communications Corp.	28,922	8,668,502
STAG Industrial, Inc.	2,743	100,147
Sun Communities, Inc.	2,466	411,403
Terreno Realty Corp.	2,007	129,492
UDR, Inc.	4,187	194,486
Welltower, Inc.	1,188	89,136
Total Real Estate		25,675,779
TOTAL COMMON STOCKS
(Identified Cost $336,099,426)		479,816,017

CORPORATE BONDS - 2.9%

Non-Convertible Corporate Bonds- 2.9%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
AT&T, Inc., 4.25%, 3/1/2027	200,000	226,356
Lumen Technologies, Inc., 7.50%, 4/1/2024	45,000	50,319
Verizon Communications, Inc., 4.272%, 1/15/2036	550,000	633,183
		909,858
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Interactive Media & Services - 0.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	840,000	$915,046
Media - 0.1%
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/2026[2]	65,000	65,975
Comcast Corp., 3.25%, 11/1/2039	501,000	518,289
TEGNA, Inc., 4.625%, 3/15/2028	75,000	76,594
		660,858
Total Communication Services		2,485,762

Consumer Discretionary - 0.2%
Automobiles - 0.0%##
Ford Motor Co., 9.00%, 4/22/2025	85,000	103,820
Diversified Consumer Services - 0.0%##
StoneMor, Inc., 8.50%, 5/15/2029[2]	80,000	80,799
Hotels, Restaurants & Leisure - 0.1%
Affinity Gaming, 6.875%, 12/15/2027[2]	45,000	47,768
Expedia Group, Inc., 4.625%, 8/1/2027[2]	220,000	247,357
		295,125
Household Durables - 0.0%##
FXI Holdings, Inc., 12.25%, 11/15/2026[2]	58,000	67,135
STL Holding Co. LLC, 7.50%, 2/15/2026[2]	90,000	94,163
		161,298
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd.
(China), 4.00%, 12/6/2037	225,000	243,066
(China), 2.70%, 2/9/2041	235,000	218,609
		461,675
Total Consumer Discretionary		1,102,717

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC, 5.00%, 12/15/2028[2]	75,000	74,527
KeHE Distributors LLC - KeHE Finance Corp., 8.625%, 10/15/2026[2]	65,000	72,638

Total Consumer Staples		147,165

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	200,000	186,500
CNX Midstream Partners LP - CNX Midstream Finance Corp., 6.50%, 3/15/2026[2]	75,000	77,531
Energy Transfer LP, 6.50%, 2/1/2042	542,000	656,494

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Ventures Gom LLC - EnVen
Finance Corp., 11.75%, 4/15/2026[2]	75,000	$76,891
Kinder Morgan Energy Partners LP,
6.95%, 1/15/2038	414,000	563,458
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/2026[2]	76,000	67,450
Navigator Holdings Ltd., 8.00%,
9/10/2025[2]	150,000	156,375
New Fortress Energy, Inc., 6.75%,
9/15/2025[2]	75,000	77,602
NGL Energy Partners LP - NGL Energy
Finance Corp., 7.50%, 11/1/2023	65,000	63,375
Oasis Midstream Partners LP - OMP
Finance Corp., 8.00%, 4/1/2029[2]	75,000	76,760
Sabine Pass Liquefaction LLC, 5.875%,
6/30/2026	550,000	650,916
Talos Production, Inc., 12.00%, 1/15/2026[2]	75,000	75,187
The Williams Companies, Inc., 2.60%,
3/15/2031	500,000	493,002

Total Energy		3,221,541

Financials - 0.6%
Banks - 0.3%
Bank of America Corp., 4.00%, 1/22/2025	320,000	352,124
Citigroup, Inc., 4.45%, 9/29/2027	375,000	425,597
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[4]	550,000	564,930
		1,342,651
Capital Markets - 0.1%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026[2]	240,000	241,447
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.25%, 5/15/2027[2]	55,000	56,100
Owl Rock Technology Finance Corp.,
3.75%, 6/17/2026[2]	240,000	251,009
StoneX Group, Inc., 8.625%, 6/15/2025[2]	70,000	74,900
		623,456
Consumer Finance - 0.1%
Credit Acceptance Corp., 6.625%, 3/15/2026	75,000	79,215
Navient Corp., 6.75%, 6/25/2025	90,000	97,942
PRA Group, Inc., 7.375%, 9/1/2025[2]	71,000	76,059
SLM Corp.
5.125%, 4/5/2022	109,000	111,453
4.20%, 10/29/2025	50,000	52,500
		417,169
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	58,000	$58,870
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/2022[2]	45,000	45,629
		104,499
Insurance - 0.0%##
Genworth Mortgage Holdings, Inc.,
6.50%, 8/15/2025[2]	115,000	124,880
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 5.25%, 10/1/2025[2]	70,000	70,700
Starwood Property Trust, Inc., 4.75%, 3/15/2025	95,000	98,921
		169,621
Thrifts & Mortgage Finance - 0.0%##
MGIC Investment Corp., 5.25%, 8/15/2028	76,000	80,180
Radian Group, Inc., 4.875%, 3/15/2027	70,000	74,200
		154,380
Total Financials		2,936,656

Health Care - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc., 4.125%, 6/15/2029	295,000	327,725

Industrials - 0.6%
Airlines - 0.0%##
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	99,449	111,222
Southwest Airlines Co., 5.25%, 5/4/2025	16,000	18,320
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	46,548	47,381
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	38,239	37,393
		214,316
Commercial Services & Supplies - 0.0%##
Prime Security Services Borrower LLC - Prime Finance, Inc., 5.75%, 4/15/2026[2]	90,000	98,370
Construction & Engineering - 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/2026[2]	70,000	73,666
Dycom Industries, Inc., 4.50%, 4/15/2029[2]	80,000	81,200

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering (continued)
Fluor Corp., 3.50%, 12/15/2024	75,000	$77,422
		232,288
Electrical Equipment - 0.0%##
EnerSys, 4.375%, 12/15/2027[2]	45,000	47,137
Industrial Conglomerates - 0.1%
General Electric Co., (3 mo. LIBOR US + 3.330%), 3.514%[4,5]	405,000	385,001
Machinery - 0.0%##
Titan International, Inc., 7.00%, 4/30/2028[2]	75,000	77,258
Marine - 0.0%##
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	85,000	86,663
Navios South American Logistics, Inc.
- Navios Logistics Finance US, Inc.
(Uruguay), 10.75%, 7/1/2025[2]	45,000	49,612
		136,275
Road3& Rail - 0.1%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	210,000	240,707
Trading Companies & Distributors - 0.3%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	380,000	417,695
Air Lease Corp., 3.625%, 4/1/2027	230,000	245,027
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	230,000	241,212
Avolon Holdings Funding Ltd.
(Ireland), 4.375%, 5/1/2026[2]	230,000	245,927
(Ireland), 3.25%, 2/15/2027[2]	257,000	261,285
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/2027[2]	44,000	50,820
		1,461,966
Total Industrials		2,893,318

Information Technology - 0.0%##
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	48,000	52,848
Technology Hardware, Storage & Peripherals - 0.0%##
CPI CG, Inc., 8.625%, 3/15/2026[2]	70,000	73,063
Total Information Technology		125,911
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 0.0%##
Metals & Mining - 0.0%##
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[2]	80,000	$83,200
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[2]	71,000	71,710
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[2]	67,000	74,032
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[6,7]	220,000	550

Total Materials		229,492

Real Estate - 0.3%
Equity Real Estate Investment Trusts (REITS) - 0.3%
American Tower Corp., 3.80%, 8/15/2029	571,000	628,142
Camden Property Trust, 2.80%, 5/15/2030	17,000	17,560
Crown Castle International Corp., 3.10%, 11/15/2029	582,000	609,588
HAT Holdings I LLC - HAT Holdings II LLC, 3.75%, 9/15/2030[2]	53,000	50,880
		1,306,170
Real Estate Management & Development - 0.0%##
Forestar Group, Inc., 3.85%, 5/15/2026[2]	55,000	55,574
The Howard Hughes Corp., 4.125%, 2/1/2029[2]	55,000	54,236
		109,810
Total Real Estate		1,415,980

Utilities - 0.0%##
Electric Utilities - 0.0%##
Talen Energy Supply LLC, 6.50%, 6/1/2025	75,000	62,437
Water Utilities - 0.0%##
Solaris Midstream Holdings LLC, 7.625%, 4/1/2026[2]	75,000	78,547

Total Utilities		140,984

TOTAL CORPORATE BONDS
(Identified Cost $14,759,740)		15,027,251

MUTUAL FUND - 0.3%

iShares Broad USD Investment Grade Corporate Bond ETF
(Identified Cost $1,812,640)	29,510	1,757,321

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES - 4.7%

U.S. Treasury Bonds - 0.4%
U.S. Treasury Bond, 3.00%, 5/15/2047 (Identified Cost $2,072,259)	1,840,000	$2,100,691
U.S. Treasury Notes - 4.3%
U.S. Treasury Note
2.625%, 5/15/2021	2,510,000	2,512,150
2.375%, 5/15/2027	18,675,000	20,061,035
Total U.S. Treasury Notes
(Identified Cost $22,545,017)		22,573,185
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $24,617,276)		24,673,876

ASSET-BACKED SECURITIES - 0.1%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/2030[2]	4,142	4,161
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	9,805	10,061
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	19,000	19,364
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.965%, 12/17/2036[2,8]	6,256	6,265
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.265%, 12/17/2036[2,8]	5,000	5,004
Navient Student Loan Trust, Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.616%, 6/25/2031[8]	14,660	14,551
Nelnet Student Loan Trust Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.806%, 2/25/2045[2,8]	15,290	15,229
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.736%, 1/25/2037[2,8]	15,245	15,148
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.706%, 9/25/2047[2,8]	30,917	30,985
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	26,000	26,894
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	16,000	16,513
Progress Residential Trust, Series 2019-SFR2, Class A, 3.147%, 5/17/2036[2]	16,869	17,291
SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	22,000	22,648
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SoFi Consumer Loan Program Trust
Series 2019-2, Class A, 3.01%, 4/25/2028[2]	1,724	$1,735
Series 2019-3, Class A, 2.90%, 5/25/2028[2]	2,940	2,962
SoFi Professional Loan Program Trust
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	12,430	12,751
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	14,000	14,518
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/2028[2]	537	538
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,9]	7,878	8,023
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,9]	7,725	7,856
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.106%, 10/25/2048[2,8]	7,982	8,041
Tricon American Homes
Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	12,833	13,108
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	25,976	25,893
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $298,089)		299,539

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,9]	1,802	1,831
Credit Suisse Mortgage Capital Trust Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,9]	3,582	3,625
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,9]	5,632	5,756
Fannie Mae-Aces, Series 2017-M15, Class A1, 3.058%, 9/25/2027[9]	15,312	16,462
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	18,000	18,945
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO), 1.431%, 12/25/2021[9]	230,097	597
FREMF Mortgage Trust, Series 2014-K41, Class B, 3.964%, 11/25/2047[2,9]	21,000	22,911
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	14,755	15,281
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.115%, 10/15/2036[2,8]	19,000	18,988

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust
Series 2013-2, Class A2, 3.50%, 5/25/2043[2,9]	1,538	$1,567
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,9]	4,643	4,753
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,9]	11,800	12,005
New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,9]	3,615	3,863
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,9]	5,153	5,479
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,9]	5,765	6,137
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,9]	5,877	5,995
Sequoia Mortgage Trust Series 2013-2, Class A, 1.874%, 2/25/2043[9]	2,600	2,617
Series 2013-6, Class A2, 3.00%, 5/25/2043[9]	6,544	6,622
Series 2013-8, Class A1, 3.00%, 6/25/2043[9]	2,810	2,846
Series 2020-1, Class A4, 3.50%, 2/25/2050[2,9]	5,665	5,693
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.585%, 11/15/2027[2,8]	15,954	11,766
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,9]	12,410	12,488
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.165%, 12/15/2033[2,8]	15,000	14,991

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $200,810)		201,218

MUNICIPAL BONDS - 0.0%##

New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024 (Identified Cost $127,691)	125,000	128,921

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #888468, UMBS, 5.50%, 9/1/2021	3	3
Pool #888810, UMBS, 5.50%, 11/1/2022	15	15
Pool #MA1834, UMBS, 4.50%, 2/1/2034	5,581	6,171
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AD0207, UMBS, 6.00%, 10/1/2038	5,660	$6,739
Pool #AD0307, UMBS, 5.50%, 1/1/2039	3,530	4,124
Pool #MA0258, UMBS, 4.50%, 12/1/2039	3,875	4,350
Pool #AL8674, 5.642%, 1/1/2049	14,632	16,768
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	3,909	4,290
Pool #C91771, 4.50%, 6/1/2034	3,443	3,799
Pool #C91780, 4.50%, 7/1/2034	5,123	5,667
Pool #G04601, 5.50%, 7/1/2038	5,479	6,401
Pool #G04587, 5.50%, 8/1/2038	4,927	5,753

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $64,074)		64,080

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[10]
(Identified Cost $6,290,815)	6,290,815	6,290,815

TOTAL INVESTMENTS - 99.9%
(Identified Cost $384,270,561)		528,259,038
OTHER ASSETS, LESS LIABILITIES - 0.1%		695,027
NET ASSETS - 100%		$528,954,065

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2021

(unaudited)

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $6,260,021, which represented 1.2% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2021.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 10, 2017 and on dates between May 8, 2020 and September 18, 2020 at an aggregate cost of $44,437. The value of the security at April 30, 2021 was $550, or less than 0.1% of the Series’ Net Assets.

8Floating rate security. Rate shown is the rate in effect as of April 30, 2021.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2021.

10Rate shown is the current yield as of April 30, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2021 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $384,270,561) (Note 2)	$528,259,038
Foreign currency, at value (identified cost $18)	18
Foreign tax reclaims receivable	692,510
Interest receivable	429,277
Receivable for fund shares sold	222,960
Dividends receivable	133,322
Receivable for securities sold	63,333
Prepaid and other expenses	51,683

TOTAL ASSETS	529,852,141

LIABILITIES:

Accrued management fees (Note 3)	252,475
Accrued sub-transfer agent fees (Note 3)	137,512
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	136,999
Accrued fund accounting and administration fees (Note 3)	23,630
Accrued Chief Compliance Officer service fees (Note 3)	1,980
Payable for fund shares repurchased	126,678
Accrued transfer agent fees	96,389
Payable for securities purchased	80,000
Other payables and accrued expenses	42,413

TOTAL LIABILITIES	898,076

TOTAL NET ASSETS	$528,954,065

NET ASSETS CONSIST OF:

Capital stock	$289,984
Additional paid-in-capital	354,697,722
Total distributable earnings (loss)	173,966,359

TOTAL NET ASSETS	$528,954,065

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2021 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($315,017,462/11,323,253 shares)	$27.82

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($97,387,187/8,902,626 shares)	$10.94

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($53,691,556/3,479,772 shares)	$15.43

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L ($62,081,944/5,265,053 shares)	$11.79

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($775,916/27,696 shares)	$28.01	[1]

1The net asset value of Class W Shares was calculated using unrounded net assets of $775,915.94 divided by the unrounded shares outstanding of 27,696.451.

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series

For the Six Months Ended April 30, 2021 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $121,449)	$2,404,271
Interest	390,841

Total Investment Income	2,795,112

EXPENSES:

Management fees (Note 3)	1,466,233
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	371,271
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	292,048
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	127,297
Sub-transfer agent fees (Note 3)	197,800
Fund accounting and administration fees (Note 3)	59,021
Directors’ fees (Note 3)	26,209
Chief Compliance Officer service fees (Note 3)	2,982
Transfer agent fees	171,868
Custodian fees	21,888
Miscellaneous	116,001

Total Expenses	2,852,618
Less reduction of expenses (Note 3)	(19,266)

Net Expenses	2,833,352

NET INVESTMENT LOSS	(38,240)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	32,851,483
Foreign currency and translation of other assets and liabilities	(4,045)

32,847,438

Net change in unrealized appreciation (depreciation) on-
Investments	80,084,797
Foreign currency and translation of other assets and liabilities	11,198

80,095,995

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	112,943,433

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$112,905,193

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	4/30/21	YEAR ENDED
	(UNAUDITED)	10/31/20
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$(38,240)	$719,850
Net realized gain (loss) on investments and foreign currency	32,847,438	22,811,474
Net change in unrealized appreciation (depreciation) on investments and foreign currency	80,095,995	16,770,040

Net increase (decrease) from operations	112,905,193	40,301,364

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(9,526,088)	(11,447,811)
Class I	(6,204,760)	(9,843,357)
Class R	(2,873,385)	(1,285,600)
Class L	(4,221,207)	(5,583,198)
Class W	(25,289)	(31,891)

Total distributions to shareholders	(22,850,729)	(28,191,857)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	7,266,118	41,899,413

Net increase (decrease) in net assets	97,320,582	54,008,920

NET ASSETS:

Beginning of period	431,633,483	377,624,563

End of period	$528,954,065	$431,633,483

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)		10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$22.70		$21.32	$20.59	$21.71	$18.71	$18.30
Income from investment operations:
Net investment income[1]	0.01		0.05	0.14	0.08	0.09	0.03
Net realized and unrealized gain (loss) on investments	5.94		2.40 [2]	2.44	0.42	3.32	0.59
Total from investment operations	5.95		2.45	2.58	0.50	3.41	0.62
Less distributions to shareholders:
From net investment income	—		(0.03)	(0.08)	(0.06)	(0.04)	(0.02)
From net realized gain on investments	(0.83)		(1.04)	(1.77)	(1.56)	(0.37)	(0.19)
Total distributions to shareholders	(0.83)		(1.07)	(1.85)	(1.62)	(0.41)	(0.21)

Net asset value - End of period	$27.82		$22.70	$21.32	$20.59	$21.71	$18.71
Net assets - End of period (000’s omitted)	$315,017		$261,094	$229,540	$248,691	$306,055	$367,227
Total return[3]	26.63%		11.85% [2]	14.19%	2.24%	18.60%	3.45%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%	[4]	1.10%	1.10%	1.10%	1.10%	1.08%
Net investment income	0.05%	[4]	0.25%	0.70%	0.35%	0.45%	0.15%
Series portfolio turnover	28%		88%	73%	63%	85%	49%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A		N/A	0.01%	0.03%	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.37. Excluding the proceeds from the settlement, the total return would have been 11.70%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)		10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.38		$9.44	$10.22	$11.60	$10.19	$10.09
Income from investment operations:
Net investment income[1]	0.01		0.05	0.09	0.07	0.08	0.04
Net realized and unrealized gain (loss) on investments	2.40		1.02 [2]	1.03	0.22	1.78	0.32
Total from investment operations	2.41		1.07	1.12	0.29	1.86	0.36
Less distributions to shareholders:
From net investment income	(0.02)		(0.09)	(0.13)	(0.11)	(0.08)	(0.07)
From net realized gain on investments	(0.83)		(1.04)	(1.77)	(1.56)	(0.37)	(0.19)
Total distributions to shareholders	(0.85)		(1.13)	(1.90)	(1.67)	(0.45)	(0.26)

Net asset value - End of period	$10.94		$9.38	$9.44	$10.22	$11.60	$10.19
Net assets - End of period (000’s omitted)	$97,387		$71,034	$79,352	$94,093	$114,391	$301,846
Total return[3]	26.77%		12.23% [2]	14.44%	2.44%	18.97%	3.69%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	[4]	0.85%	0.85%	0.85%	0.85%	0.83%
Net investment income	0.29%	[4]	0.51%	0.94%	0.60%	0.72%	0.40%
Series portfolio turnover	28%		88%	73%	63%	85%	49%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.04%	[4]	0.04%	0.05%	0.03%	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.01. Excluding the proceeds from the settlement, the total return would have been 12.11%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)		10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.93		$12.61	$12.98	$14.28	$12.48	$12.28
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)		(0.00)[2]	0.06	0.01	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	3.34		1.40 [3]	1.40	0.29	2.17	0.40
Total from investment operations	3.33		1.40	1.46	0.30	2.20	0.39
Less distributions to shareholders:
From net investment income	(0.00)[2]		(0.04)	(0.06)	(0.04)	(0.03)	(0.00)[2]
From net realized gain on investments	(0.83)		(1.04)	(1.77)	(1.56)	(0.37)	(0.19)
Total distributions to shareholders	(0.83)		(1.08)	(1.83)	(1.60)	(0.40)	(0.19)

Net asset value - End of period	$15.43		$12.93	$12.61	$12.98	$14.28	$12.48
Net assets - End of period (000’s omitted)	$53,692		$46,036	$13,767	$13,841	$17,404	$22,153
Total return[4]	26.50%		11.69% [3]	13.84%	1.99%	18.21%	3.26%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.28%	[5]	1.30%	1.34%	1.35%	1.35%	1.33%
Net investment income (loss)	(0.14%	)[5]	(0.01% )	0.46%	0.11%	0.22%	(0.10% )
Series portfolio turnover	28%		88%	73%	63%	85%	49%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A		N/A	0.00% [6]	0.03%	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.39. Excluding the proceeds from the settlement, the total return would have been 11.60%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class L*

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/21
	(UNAUDITED)		10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.08		$10.08	$10.76	$12.13	$10.68	$10.60
Income (loss) from investment operations:
Net investment loss[1]	(0.04)		(0.04)	0.00 [2]	(0.05)	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments	2.58		1.09 [3]	1.12	0.24	1.86	0.33
Total from investment operations	2.54		1.05	1.12	0.19	1.83	0.27
Less distributions to shareholders:
From net investment income	—		(0.01)	(0.03)	—	(0.01)	—
From net realized gain on investments	(0.83)		(1.04)	(1.77)	(1.56)	(0.37)	(0.19)
Total distributions to shareholders	(0.83)		(1.05)	(1.80)	(1.56)	(0.38)	(0.19)

Net asset value - End of period	$11.79		$10.08	$10.08	$10.76	$12.13	$10.68
Net assets - End of period (000’s omitted)	$62,082		$52,854	$54,415	$52,560	$56,040	$54,753
Total return[4]	26.11%		11.09% [3]	13.40%	1.40%	17.78%	2.62%

Ratios (to average net assets)/Supplemental Data:
Expenses**	1.81%	[5]	1.81%	1.82%	1.85%	1.85%	1.83%
Net investment (loss)	(0.67%	)[5]	(0.46% )	(0.03% )	(0.40% )	(0.31% )	(0.61% )
Series portfolio turnover	28%		88%	73%	63%	85%	49%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L Shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A		N/A	0.01%	0.03%	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $0.01.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.08. Excluding the proceeds from the settlement, the total return would have been 10.87%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class W

	FOR THE
	SIX MONTHS			FOR THE
	ENDED		FOR THE	PERIOD
	4/30/21		YEAR ENDED	4/1/19[1] TO
	(UNAUDITED)		10/31/20	10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$22.84		$21.39	$20.12
Income from investment operations:
Net investment income[2]	0.13		0.27	0.12
Net realized and unrealized gain (loss) on investments	5.98		2.41 [3]	1.24
Total from investment operations	6.11		2.68	1.36
Less distributions to shareholders:
From net investment income	(0.11)		(0.19)	(0.09)
From net realized gain on investments	(0.83)		(1.04)	(0.00)[4]
Total distributions to shareholders	(0.94)		(1.23)	(0.09)

Net asset value - End of period	$28.01		$22.84	$21.39
Net assets - End of period (000’s omitted)	$776		$615	$551
Total return[5]	27.24%		12.97% [3]	6.79%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[6]	0.10%	0.10%	[6]
Net investment income	1.04%	[6]	1.25%	1.04%	[6]
Series portfolio turnover	28%		88%	73%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.66%	[6]	0.66%	0.65%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.38. Excluding the proceeds from the settlement, the total return would have been 12.82%.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(unaudited)

1.	Organization

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Pro-Blend® Conservative Term Series - primary objective is preservation of capital; secondary objective is to provide income and long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary objective is long-term growth of capital; secondary objective is preservation of capital. Pro-Blend® Maximum Term Series - primary objective is long-term growth of capital.

Each Series is authorized to issue six classes of shares (Class S, I, R, L (formerly Class R2), W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2021, 6.3 billion shares have been designated in total among 15 series, of which 162.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 52.5 million have been designated in each of the Series as Class R common stock, 25 million have been designated in each of the Series as Class L (formerly Class R2) common stock, 100 million have been designated in each of the Series as Class W common stock and Class Z common stock. Class Z common stock is not currently offered for sale.

Reorganization of Target Income Series and Target 2015 Series into Pro-Blend® Conservative Term Series

On August 28, 2020, the shareholders of Target Income Series and Target 2015 Series approved the reorganization of Target Income Series and Target 2015 Series into Pro-Blend® Conservative Term Series, each a series of the Fund, pursuant to which Pro-Blend® Conservative Term Series acquired substantially all of the assets and assumed certain stated liabilities of Target Income Series and Target 2015 Series in exchange for an equal aggregate value of Pro-Blend® Conservative Term Series shares. For U.S. GAAP purposes, the transaction was treated as a merger. The merger took place after the close of business on September 25, 2020.

Each shareholder of Target Income Series’ and Target 2015 Series received shares of Pro-Blend® Conservative Term Series based on the class designation in the table below and an aggregate Net Asset Value of such shareholder’s Target Income Series and Target 2015 Series shares, as determined at the close of business on September 25, 2020.

Notes to Financial Statements (continued)

(unaudited)

1.	Organization (continued)

Reorganization of Target Income Series and Target 2015 Series into Pro-Blend® Conservative Term Series (continued)
The reorganization was accomplished by a tax-free exchange of shares of Pro-Blend® Conservative Term Series in the following amount and at the following conversion ratio:

				Pro-Blend®	Shares of
				Conservative	Pro-Blend®
	Series’ Share	Shares Prior to	Conversion	Term Series’	Conservative
Series	Class	Reorganization	Ratio	Share Class	Term Series
Target Income	Class I	99,944	0.922993	Class I	92,247
Target Income	Class K	3,739,606	0.675857	Class S	2,527,439
Target Income	Class R	1,569,228	0.944552	Class R	1,482,217
Target 2015	Class I	2,065	0.340678	Class I	704
Target 2015	Class K	20,810	0.253416	Class S	5,273

Target Income Series’ and Target 2015 Series’ net assets and composition of net assets immediately prior to the reorganization, were as follows:

	Net		Paid-in	Accumulated
Series	Assets		Capital	Earnings/(Loss)
Target Income		$53,050,121	$52,900,260	$149,861
Target 2015		84,459	427,804	(343,345)

For financial reporting purposes, assets received and shares issued by Pro-Blend® Conservative Term Series were recorded at fair value; however, the cost basis of the investments received from Target Income Series and Target 2015 Series were carried forward to align ongoing reporting of Pro-Blend® Conservative Term Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of Pro-Blend® Conservative Term Series immediately after the acquisition amounted to $866,427,919. Target Income Series’ and Target 2015 Series’ fair value and cost of investments prior to the reorganizations were as follows:

	Fair Value of	Cost of
	Investments	Investments
Target Income	$43,170,958	$40,777,643
Target 2015	186,347	188,535

The purpose of these transactions was to combine series managed by the Advisor with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions.

Assuming the acquisitions had been completed on November 1, 2019, the beginning of the annual reporting period of Pro-Blend® Conservative Term Series, the pro forma results of operations for the year ended October 31, 2020, are as follows:

●	Net investment income: $13,941,777

●	Net realized and change in unrealized gain/loss on investments: $49,483,570

●	Net increase in the net assets resulting from operations: $63,425,347

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Target Income Series and Target 2015 Series that have been included in Pro-Blend® Conservative Term Series’ Statement of Changes in Net Assets since September 25, 2020.

Notes to Financial Statements (continued)

(unaudited)

1.	Organization (continued)

Reorganization of Target Income Series and Target 2015 Series into Pro-Blend® Conservative Term Series (continued)

Reorganization costs incurred by Pro-Blend® Conservative Term Series in connection with the reorganization were expensed by the Advisor.

Reorganization of Target 2020 Series and Target 2025 Series into Pro-Blend® Moderate Term Series

On August 28, 2020, the shareholders of Target 2020 Series and Target 2025 Series approved the reorganization of Target 2020 Series and Target 2025 Series into Pro-Blend® Moderate Term Series, each a series of the Fund, pursuant to which Pro-Blend® Moderate Term Series acquired substantially all of the assets and assumed certain stated liabilities of Target 2020 Series and Target 2025 Series in exchange for an equal aggregate value of Pro-Blend® Moderate Term Series shares. For U.S. GAAP purposes, the transaction was treated as a merger. The merger took place after the close of business on September 25, 2020.

Each shareholder of Target 2020 Series and Target 2025 Series received shares of Pro-Blend® Moderate Term Series based on the class designation in the table below and an aggregate Net Asset Value of such shareholder’s Target 2020 Series and Target 2025 Series shares, as determined at the close of business on September 25, 2020.

The reorganization was accomplished by a tax-free exchange of shares of Pro-Blend® Moderate Term Series in the following amount and at the following conversion ratio:

				Pro-Blend®	Shares of
				Moderate Term	Pro-Blend®
	Series’ Share	Shares Prior to	Conversion	Series’ Share	Moderate Term
Series	Class	Reorganization	Ratio	Class	Series
Target 2020	Class I	701,580	0.906517	Class I	635,994
Target 2020	Class K	1,897,737	0.640102	Class S	1,214,746
Target 2020	Class R	993,072	0.827919	Class R	822,183
Target 2025	Class I	131,765	1.015282	Class I	133,779
Target 2025	Class K	2,498,924	0.722772	Class S	1,806,152
Target 2025	Class R	1,781,614	0.953928	Class R	1,699,532

Target 2020 Series’ and Target 2025 Series’ net assets and composition of net assets immediately prior to the reorganization, were as follows:

	Net		Paid-in	Accumulated
Series	Assets		Capital	Loss
Target 2020		$33,646,049	$34,023,092		$(377,043)
Target 2025		46,862,091	47,373,160		(511,069)

For financial reporting purposes, assets received and shares issued by Pro-Blend® Moderate Term Series were recorded at fair value; however, the cost basis of the investments received from Target 2020 Series and Target 2025 Series were carried forward to align ongoing reporting of Pro-Blend® Moderate Term Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of Pro-Blend® Moderate Term Series immediately after the acquisition amounted to $486,547,461. Target 2020 Series’ and Target 2025 Series’ fair value and cost of investments prior to the reorganizations were as follows:

	Fair Value of	Cost of
	Investments	Investments
Target 2020	$29,824,270	$30,201,005
Target 2025	37,890,709	38,401,894

Notes to Financial Statements (continued)

(unaudited)

1.	Organization (continued)

Reorganization of Target 2020 Series and Target 2025 Series into Pro-Blend® Moderate Term Series (continued)

The purpose of these transactions was to combine series managed by the Advisor with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions.

Assuming the acquisitions had been completed on November 1, 2019, the beginning of the annual reporting period of Pro-Blend® Moderate Term Series, the pro forma results of operations for the year ended October 31, 2020, are as follows:

●	Net investment income: $5,746,651

●	Net realized and change in unrealized gain/loss on investments: $40,414,108

●	Net increase in the net assets resulting from operations: $46,160,759

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Target 2020 Series and Target 2025 Series that have been included in Pro-Blend® Moderate Term Series’ Statement of Changes in Net Assets since September 25, 2020.

Reorganization costs incurred by Pro-Blend® Moderate Term Series in connection with the reorganization were expensed by the Advisor.

Reorganization of Target 2030 Series, Target 2035 Series, and Target 2040 Series into Pro-Blend® Extended Term Series

On August 28, 2020, the shareholders of Target 2030 Series, Target 2035 Series, and Target 2040 Series approved the reorganization of Target 2030 Series, Target 2035 Series, and Target 2040 Series into Pro-Blend® Extended Term Series, each a series of the Fund, pursuant to which Pro-Blend® Extended Term Series acquired substantially all of the assets and assumed certain stated liabilities of Target 2030 Series, Target 2035 Series, and Target 2040 Series in exchange for an equal aggregate value of Pro-Blend® Extended Term Series shares. For U.S. GAAP purposes, the transaction was treated as a merger. The merger took place after the close of business on September 25, 2020.

Each shareholder of Target 2030 Series, Target 2035 Series, and Target 2040 Series received shares of Pro-Blend® Extended Term Series based on the class designation in the table below and an aggregate Net Asset Value of such shareholder’s Target 2030 Series, Target 2035 Series, and Target 2040 Series shares, as determined at the close of business on September 25, 2020.

The reorganization was accomplished by a tax-free exchange of shares of Pro-Blend® Extended Term Series in the following amount and at the following conversion ratio:

				Pro-Blend®	Shares of
				Extended Term	Pro-Blend®
	Series’ Share	Shares Prior to	Conversion	Series’ Share	Extended Term
Series	Class	Reorganization	Ratio	Class	Series
Target 2030	Class I	683,163	0.990673	Class I	676,791
Target 2030	Class K	2,958,407	0.472277	Class S	1,397,188
Target 2030	Class R	2,220,941	0.796221	Class R	1,768,360
Target 2035	Class I	42,171	1.171613	Class I	49,408
Target 2035	Class K	1,568,264	0.561874	Class S	881,166
Target 2035	Class R	1,490,889	0.963274	Class R	1,436,135
Target 2040	Class I	314,449	0.983793	Class I	309,353
Target 2040	Class K	1,437,549	0.469855	Class S	675,440
Target 2040	Class R	1,648,333	0.792265	Class R	1,305,916

Notes to Financial Statements (continued)

(unaudited)

1.	Organization (continued)

Reorganization of Target 2030 Series, Target 2035 Series, and Target 2040 Series into Pro-Blend® Extended Term Series (continued)

Target 2030 Series’, Target 2035 Series’, and Target 2040 Series’ net assets and composition of net assets immediately prior to the reorganization, were as follows:

	Net		Paid-in	Accumulated
Series	Assets		Capital	Loss
Target 2030		$53,310,876	$54,008,962		$(698,086)
Target 2035		33,714,875	34,122,259		(407,384)
Target 2040		30,701,845	31,151,529		(449,684)

For financial reporting purposes, assets received and shares issued by Pro-Blend® Extended Term Series were recorded at fair value; however, the cost basis of the investments received from Target 2030 Series, Target 2035 Series, and Target 2040 Series were carried forward to align ongoing reporting of Pro-Blend® Extended Term Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of Pro-Blend® Extended Term Series immediately after the acquisition amounted to $656,855,289. Target 2030 Series’, Target 2035 Series’, and Target 2040 Series’ fair value and cost of investments prior to the reorganizations were as follows:

	Fair Value of	Cost of
	Investments	Investments
Target 2030	$42,755,794	$43,453,020
Target 2035	25,718,784	26,125,677
Target 2040	29,310,617	29,759,926

The purpose of these transactions was to combine series managed by the Advisor with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions.

Assuming the acquisitions had been completed on November 1, 2019, the beginning of the annual reporting period of Pro-Blend® Extended Term Series, the pro forma results of operations for the year ended October 31, 2020, are as follows:

●	Net investment income: $6,267,603

●	Net realized and change in unrealized gain/loss on investments: $68,079,074

●	Net increase in the net assets resulting from operations: $74,346,677

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Target 2030 Series, Target 2035 Series, and Target 2040 Series that have been included in Pro-Blend® Extended Term Series’ Statement of Changes in Net Assets since September 25, 2020.

Reorganization costs incurred by Pro-Blend® Extended Term Series in connection with the reorganization were expensed by the Advisor.

Reorganization of Target 2045 Series, Target 2050 Series, Target 2055 Series, and Target 2060 Series into Pro-Blend® Maximum Term Series

On August 28, 2020, the shareholders of Target 2045 Series, Target 2050 Series, Target 2055 Series, and Target 2060 Series approved the reorganization of Target 2045 Series, Target 2050 Series, Target 2055 Series, and Target 2060 Series into Pro-

Notes to Financial Statements (continued)

(unaudited)

1.	Organization (continued)

Reorganization of Target 2045 Series, Target 2050 Series, Target 2055 Series, and Target 2060 Series into Pro-Blend® Maximum Term Series (continued)

Blend® Maximum Term Series, each a series of the Fund, pursuant to which Pro-Blend® Maximum Term Series acquired substantially all of the assets and assumed certain stated liabilities of Target 2045 Series, Target 2050 Series, Target 2055 Series, and Target 2060 Series in exchange for an equal aggregate value of Pro-Blend® Maximum Term Series shares. For U.S. GAAP purposes, the transaction was treated as a merger. The merger took place after the close of business on September 25, 2020.

Each shareholder of Target 2045 Series, Target 2050 Series, Target 2055 Series, and Target 2060 Series received shares of Pro-Blend® Maximum Term Series based on the class designation in the table below and an aggregate Net Asset Value of such shareholder’s Target 2045 Series, Target 2050 Series, Target 2055 Series, and Target 2060 Series shares, as determined at the close of business on September 25, 2020.

The reorganization was accomplished by a tax-free exchange of shares of Pro-Blend® Maximum Term Series in the following amount and at the following conversion ratio:

				Pro-Blend®	Shares of
				Maximum Term	Pro-Blend®
	Series’ Share	Shares Prior to	Conversion	Series’ Share	Maximum Term
Series	Class	Reorganization	Ratio	Class	Series
Target 2045	Class I	51,328	1.218507	Class I	62,543
Target 2045	Class K	786,360	0.499557	Class S	392,832
Target 2045	Class R	1,032,586	0.864756	Class R	892,935
Target 2050	Class I	200,976	1.056067	Class I	212,244
Target 2050	Class K	1,107,340	0.430039	Class S	476,199
Target 2050	Class R	1,011,152	0.741395	Class R	749,663
Target 2055	Class I	56,739	1.148538	Class I	65,167
Target 2055	Class K	291,789	0.466648	Class S	136,163
Target 2055	Class R	532,659	0.803125	Class R	427,792
Target 2060	Class I	21,064	1.199727	Class I	25,271
Target 2060	Class K	402,528	0.494538	Class S	199,065
Target 2060	Class R	616,669	0.864139	Class R	532,888

Target 2045 Series’, Target 2050 Series’, Target 2055 Series’, and Target 2060 Series’ net assets and composition of net assets immediately prior to the reorganization, were as follows:

	Net		Paid-in	Accumulated
Series	Assets		Capital	Loss
Target 2045		$21,357,008	$21,593,195		$(236,187)
Target 2050		22,820,861	23,133,111		(312,250)
Target 2055		9,368,203	9,477,375		(109,172)
Target 2060		11,816,298	11,954,381		(138,083)

For financial reporting purposes, assets received and shares issued by Pro-Blend® Maximum Term Series were recorded at fair value; however, the cost basis of the investments received from of Target 2045 Series, Target 2050 Series, Target 2055 Series, and Target 2060 Series were carried forward to align ongoing reporting of Pro-Blend® Maximum Term Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to Financial Statements (continued)

(unaudited)

1.	Organization (continued)

Reorganization of Target 2045 Series, Target 2050 Series, Target 2055 Series, and Target 2060 Series into Pro-Blend® Maximum Term Series (continued)

The aggregate net assets of Pro-Blend® Maximum Term Series immediately after the acquisition amounted to $449,307,143. Target 2045 Series’, Target 2050 Series’, Target 2055 Series’, and Target 2060 Series’ fair value and cost of investments prior to the reorganizations were as follows:

	Fair Value of	Cost of
	Investments	Investments
Target 2045	$15,899,090	$16,135,031
Target 2050	21,773,659	22,085,901
Target 2055	7,591,679	7,700,773
Target 2060	9,631,452	9,769,531

The purpose of these transactions was to combine series managed by the Advisor with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions.

Assuming the acquisitions had been completed on November 1, 2019, the beginning of the annual reporting period of Pro-Blend® Maximum Term Series, the pro forma results of operations for the year ended October 31, 2020, are as follows:

●	Net investment income: $1,383,227

●	Net realized and change in unrealized gain/loss on investments: $51,479,938

●	Net increase in the net assets resulting from operations: $52,863,165

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Target 2045 Series, Target 2050 Series, Target 2055 Series, and Target 2060 Series that have been included in Pro-Blend® Maximum Term Series’ Statement of Changes in Net Assets since September 25, 2020.

Reorganization costs incurred by Pro-Blend® Maximum Term Series in connection with the reorganization were expensed by the Advisor.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$18,880,152	$16,135,946	$2,744,206	$—
Consumer Discretionary	15,374,499	14,608,034	766,465	—
Consumer Staples	19,109,629	16,869,746	2,239,883	—
Energy	10,017,088	9,981,793	—	35,295
Financials	12,481,461	12,481,461	—	—
Health Care	24,732,533	24,732,533	—	—
Industrials	15,229,023	15,229,023	—	—
Information Technology	24,971,703	24,971,703	—	—
Materials	11,852,099	11,852,099	—	—
Real Estate	16,025,056	15,941,393	83,663	—
Debt securities:
U.S. Treasury and other U.S. Government
agencies	160,782,876	—	160,782,876	—

States and political subdivisions (municipals)	7,210,853	—	7,210,853	—
Corporate debt:
Communication Services	17,874,116	—	17,874,116	—
Consumer Discretionary	6,060,867	—	6,060,867	—
Consumer Staples	440,602	—	440,602	—
Energy	20,082,163	—	20,082,163	—
Financials	17,049,267	—	17,049,267	—
Health Care	2,577,363	—	2,577,363	—
Industrials	23,080,025	—	23,080,025	—
Information Technology	261,158	—	261,158	—
Materials	702,702	—	702,702	—
Real Estate	14,927,882	—	14,927,882	—
Utilities	300,766	—	300,766	—
Asset-backed securities	43,031,796	—	43,031,796	—
Commercial mortgage-backed
securities	36,342,253	—	36,342,253	—
Foreign government bonds	1,993,491	—	1,993,491	—
Short-Term Investment	7,081,990	7,081,990	—	—
Total assets	$528,473,413	$169,885,721	$358,552,397	$35,295

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$33,038,386	$26,778,444	$6,259,942	$—
Consumer Discretionary	26,543,868	24,482,994	2,060,874	—
Consumer Staples	24,921,361	18,524,476	6,396,885	—
Energy	20,182,266	20,103,906	—	78,360
Financials	17,849,002	16,063,502	1,785,500	—
Health Care	34,872,038	33,927,332	944,706	—
Industrials	10,486,078	9,984,117	501,961	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Information Technology	$33,830,868	$33,051,023	$779,845	$—
Materials	15,769,421	15,481,455	287,966	—
Real Estate	18,189,882	18,119,487	70,395	—
Debt securities:
U.S. Treasury and other U.S. Government
agencies	121,120,362	—	121,120,362	—

States and political subdivisions (municipals)	5,992,272	—	5,992,272	—
Corporate debt:
Communication Services	12,498,075	—	12,498,075	—
Consumer Discretionary	4,493,702	—	4,493,702	—
Consumer Staples	309,975	—	309,975	—
Energy	14,196,004	—	14,196,004	—
Financials	12,208,611	—	12,208,611	—
Health Care	1,796,377	—	1,796,377	—
Industrials	15,933,683	—	15,933,683	—
Information Technology	259,242	—	259,242	—
Materials	468,161	—	468,161	—
Real Estate	10,643,216	—	10,643,216	—
Utilities	281,969	—	281,969	—
Asset-backed securities	37,311,537	—	37,311,537	—

Commercial mortgage-backed securities	19,410,062	—	19,410,062	—
Foreign government bonds	1,705,182	—	1,705,182	—
Mutual fund	3,836,509	3,836,509	—	—
Short-Term Investment	5,841,318	5,841,318	—	—
Total assets	$503,989,427	$226,194,563	$277,716,504	$78,360

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$62,936,535	$51,299,930	$11,636,605	$—
Consumer Discretionary	49,613,793	45,613,568	4,000,225	—
Consumer Staples	45,755,209	34,157,339	11,597,870	—
Energy	37,245,408	37,140,618	—	104,790
Financials	33,697,744	30,562,782	3,134,962	—
Health Care	64,965,716	63,328,411	1,637,305	—
Industrials	19,942,039	19,012,301	929,738	—
Information Technology	64,971,005	63,425,687	1,545,318	—
Materials	29,174,620	28,645,240	529,380	—
Real Estate	34,616,115	34,484,016	132,099	—
Debt securities:
U.S. Treasury and other U.S. Government
agencies	121,257,497	—	121,257,497	—

States and political subdivisions (municipals)	4,972,073	—	4,972,073	—
Corporate debt:
Communication Services	12,117,279	—	12,117,279	—
Consumer Discretionary	4,679,059	—	4,679,059	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Consumer Staples	$420,503	$—	$420,503	$—
Energy	13,629,901	—	13,629,901	—
Financials	12,350,822	—	12,350,822	—
Health Care	1,664,177	—	1,664,177	—
Industrials	15,946,654	—	15,946,654	—
Information Technology	356,284	—	356,284	—
Materials	653,198	—	653,198	—
Real Estate	5,048,101	—	5,048,101	—
Utilities	394,756	—	394,756	—
Asset-backed securities	35,610,189	—	35,610,189	—
Commercial mortgage-backed securities	21,060,729	—	21,060,729	—
Foreign government bonds	1,653,698	—	1,653,698	—
Mutual fund	7,345,135	7,345,135	—	—
Short-Term Investment	6,469,529	6,469,529	—	—
Total assets	$708,547,768	$421,484,556	$286,958,422	$104,790

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$63,269,516	$51,088,248	$12,181,268	$—
Consumer Discretionary	67,646,821	62,454,202	5,192,619	—
Consumer Staples	58,734,405	42,057,720	16,676,685	—
Energy	30,996,232	30,959,497	—	36,735
Financials	49,428,481	43,478,160	5,950,321	—
Health Care	63,412,995	62,066,492	1,346,503	—
Industrials	28,932,141	25,708,309	3,223,832	—
Information Technology	74,380,867	73,044,442	1,336,425	—
Materials	17,338,780	16,946,837	391,943	—
Real Estate	25,675,779	25,608,827	66,952	—
Debt securities:
U.S. Treasury and other U.S. Government
agencies	24,737,956	—	24,737,956	—

States and political subdivisions (municipals)	128,921	—	128,921	—
Corporate debt:
Communication Services	2,485,762	—	2,485,762	—
Consumer Discretionary	1,102,717	—	1,102,717	—
Consumer Staples	147,165	—	147,165	—
Energy	3,221,541	—	3,221,541	—
Financials	2,936,656	—	2,936,656	—
Health Care	327,725	—	327,725	—
Industrials	2,893,318	—	2,893,318	—
Information Technology	125,911	—	125,911	—
Materials	229,492	—	229,492	—
Real Estate	1,415,980	—	1,415,980	—
Utilities	140,984	—	140,984	—
Asset-backed securities	299,539	—	299,539	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Commercial mortgage-backed securities	$201,218	$—	$201,218	$—
Mutual fund	1,757,321	1,757,321	—	—
Short-Term Investment	6,290,815	6,290,815	—	—
Total assets	$528,259,038	$441,460,870	$86,761,433	$36,735

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by any of the Pro-Blend® Series as of October 31, 2020.

Other Market and Credit Risk

Certain debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. In July 2017, the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, suggesting that LIBOR may cease to be published after that time. Regulators and financial industry groups have begun planning for a transition to the use of a different benchmark, but there are obstacles and a lack of global consensus, and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Series’ performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When a Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When a Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When a Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

Each Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by a Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or a Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. The counterparty for the Series’ written options contracts outstanding during the six months ended April 30, 2021 is Pershing LLC, a BNY Mellon Company. No such investments were held by the Series on April 30, 2021.

Asset-Backed Securities

Each Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Series may subsequently have to reinvest the proceeds at lower interest rates. If a Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

Each Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle a Series to the periodic payments of principal and interest from those mortgages.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities (continued)

MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

Each Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining their net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on April 30, 2021.

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At October 31, 2020, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2017 through October 31, 2020. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% for Pro-Blend® Conservative Term Series and 0.60% for Pro- Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S, Class I, Class R and Class L shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Pro-Blend® Conservative Term Series Class S, I, R and L	0.65%
Pro-Blend® Conservative Term Series Class Z	0.50%
Pro-Blend® Conservative Term Series Class W	0.10%
Pro-Blend® Moderate Term Series Class S, I, R and L	0.85%
Pro-Blend® Moderate Term Series Class Z	0.70%
Pro-Blend® Moderate Term Series Class W	0.10%
Pro-Blend® Extended Term Series Class S, I, R and L	0.85%
Pro-Blend® Extended Term Series Class Z	0.70%
Pro-Blend® Extended Term Series Class W	0.10%
Pro-Blend® Maximum Term Series Class S, I, R and L	0.85%
Pro-Blend® Maximum Term Series Class Z	0.70%
Pro-Blend® Maximum Term Series Class W	0.10%

The contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived the following management fees for Class W shares for the six months ended April 30, 2021. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed the

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

following expenses for Class S, Class I, Class R, Class L and Class W shares for the six months ended April 30, 2021. These amounts are included as a reduction of expenses on the Statement of Operations:

SERIES/CLASS	CLASS W MANAGEMENT FEE WAIVER	WAIVED OPERATING EXPENSES
Pro-Blend® Conservative Term Series	$3,745	$311
Pro-Blend® Moderate Term Series	777	31
Pro-Blend® Extended Term Series	20	—[1]
Pro-Blend® Maximum Term Series	2,139	17,127

1Less than $1.

For the six months ended April 30, 2021, the Advisor did not recoup any expenses from Pro-Blend® Conservative Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series that have been previously waived or reimbursed.

For the six months ended April 30, 2021, the Advisor recouped the following waivers and/or reimbursements previously recorded by Pro-Blend® Moderate Term Series:

SERIES/CLASS	RECOUPED AMOUNT
Pro-Blend® Moderate Term Series Class	$1,837

As of April 30, 2021, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

SERIES/CLASS	EXPIRING OCTOBER 31,
	2022	2023	2024
Pro-Blend® Conservative Term Series
Class W	$—	$—	$311
Pro-Blend® Moderate Term Series
Class I	$21,271	$10,501	$—
Class R	437	583	—
Class W	1	88	31
Pro-Blend® Extended Term Series
Class W	$1	$1	—[1]
Pro-Blend® Maximum Term Series
Class I	$24,055	$27,075	$16,903
Class W	16	351	224

1Less than $1.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class L (formerly Class R2), Class R and Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares, 1.00% of average daily net assets attributable to Class L shares (formerly

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Class R2) and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and service fees on the Class I, Class W, and Class Z shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2021, purchases and sales of securities, including paydowns and other than short-term securities, were as follows:

SERIES	PURCHASES		SALES
	OTHER ISSUERS	GOVERNMENT	OTHER ISSUERS	GOVERNMENT
Pro-Blend® Conservative Term Series	$85,641,625	$145,329,429	$139,365,274	$112,838,799
Pro-Blend® Moderate Term Series	91,280,268	132,904,600	133,299,818	118,509,457
Pro-Blend® Extended Term Series	154,672,705	132,140,649	189,250,772	109,747,186
Pro-Blend® Maximum Term Series	93,061,605	39,547,592	119,946,571	28,950,027

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class R, Class L, and Class W shares were:

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,636,685	$23,298,807	12,298,072	$173,860,492
Shares issued in reorganization[1]	—	—	2,532,712	36,926,877
Reinvested	1,826,653	25,408,738	1,767,237	24,595,985
Repurchased	(2,834,235)	(40,758,671)	(39,070,434)	(568,343,275)
Total	629,103	$7,948,874	(22,472,413)	$(332,959,921)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,649,307	$16,906,278	3,300,754	$34,554,453
Shares issued in reorganization[1]	—	—	92,951	1,000,154
Reinvested	1,267,498	12,510,211	1,041,590	10,691,803
Repurchased	(1,639,637)	(16,764,480)	(14,612,599)	(151,140,703)
Total	1,277,168	$12,652,009	(10,177,304)	$(104,894,293)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	304,457	$2,921,754	359,125	$3,716,453
Shares issued in reorganization[1]	—	—	1,482,217	15,207,549
Reinvested	305,635	2,860,747	50,234	493,417
Repurchased	(372,053)	(3,699,898)	(545,582)	(5,574,834)
Total	238,039	$2,082,603	1,345,994	$13,842,585

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS L (FORMERLY CLASS R2)	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	935,321	$9,154,936	1,184,359	$11,726,742
Reinvested	1,221,360	11,444,141	447,586	4,397,960
Repurchased	(833,453)	(8,114,181)	(1,693,217)	(16,734,018)
Total	1,323,228	$12,484,896	(61,272)	$(609,316)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	13,294	$189,177
Reinvested	12,536	174,116	5,999	83,642
Repurchased	—	—	(7,530)	(100,074)
Total	12,536	$174,116	11,763	$172,745

PRO-BLEND® MODERATE TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	888,961	$13,435,352	3,089,925	$43,836,618
Shares issued in reorganization[1]	—	—	3,020,898	44,346,890
Reinvested	963,394	14,161,895	596,049	8,154,787
Repurchased	(2,286,055)	(34,441,133)	(3,279,163)	(46,150,733)
Total	(433,700)	$(6,843,886)	3,427,709	$50,187,562

PRO-BLEND® MODERATE TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,561,991	$16,478,348	2,832,509	$28,808,602
Shares issued in reorganization[1]	—	—	769,773	8,044,128
Reinvested	874,850	8,914,715	736,751	7,178,802
Repurchased	(1,471,439)	(15,671,409)	(4,907,808)	(48,669,185)
Total	965,402	$9,721,654	(568,775)	$(4,637,653)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MODERATE TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	183,965	$2,074,982	157,609	$1,700,621
Shares issued in reorganization[1]	—	—	2,521,715	28,117,122
Reinvested	233,356	2,552,916	40,689	423,388
Repurchased	(752,022)	(8,426,499)	(459,556)	(5,058,325)
Total	(334,701)	$(3,798,601)	2,260,457	$25,182,806

PRO-BLEND® MODERATE TERM SERIES CLASS L (FORMERLY CLASS R2)	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	481,048	$5,162,307	741,062	$7,587,028
Reinvested	747,653	7,775,591	524,246	5,199,415
Repurchased	(536,281)	(5,719,457)	(1,306,624)	(13,261,633)
Total	692,420	$7,218,441	(41,316)	$(475,190)

PRO-BLEND® MODERATE TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	9,894	$140,015
Reinvested	1,001	14,752	711	9,708
Repurchased	(1,715)	(25,559)	(2,607)	(36,771)
Total	(714)	$(10,807)	7,998	$112,952

PRO-BLEND® EXTENDED TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,012,501	$20,438,806	2,144,012	$39,981,199
Shares issued in reorganization[1]	—	—	2,953,794	57,067,186
Reinvested	1,089,327	21,274,551	644,115	11,463,553
Repurchased	(2,309,962)	(46,670,464)	(3,548,426)	(64,915,278)
Total	(208,134)	$(4,957,107)	2,193,495	$43,596,660

PRO-BLEND® EXTENDED TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,633,921	$24,493,134	7,562,665	$65,944,754
Shares issued in reorganization[1]	—	—	1,035,552	9,692,770
Reinvested	2,201,478	19,350,990	1,210,746	10,477,274
Repurchased	(2,053,080)	(19,355,690)	(6,557,557)	(58,029,737)
Total	2,782,319	$24,488,434	3,251,406	$28,085,061

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® EXTENDED TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	254,152	$2,872,109	194,146	$2,208,470
Shares issued in reorganization[1]	—	—	4,510,411	50,967,640
Reinvested	531,436	5,782,018	41,833	436,591
Repurchased	(649,219)	(7,369,937)	(605,659)	(6,952,937)
Total	136,369	$1,284,190	4,140,731	$46,659,764

PRO-BLEND® EXTENDED TERM SERIES CLASS L (FORMERLY CLASS R2)	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	463,412	$4,798,942	689,216	$6,798,861
Reinvested	1,205,350	11,896,801	758,441	7,245,993
Repurchased	(742,683)	(7,652,371)	(1,708,580)	(16,467,314)
Total	926,079	$9,043,372	(260,923)	$(2,422,460)

PRO-BLEND® EXTENDED TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	21	419	16	279
Repurchased	—	—	—	—
Total	21	$419	16	$279

PRO-BLEND® MAXIMUM TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	856,910	$22,420,591	1,146,846	$24,659,490
Shares issued in reorganization[1]	—	—	1,204,259	27,734,072
Reinvested	376,615	9,396,543	528,558	11,258,420
Repurchased	(1,412,739)	(36,983,171)	(2,145,384)	(46,108,609)
Total	(179,214)	$(5,166,037)	734,279	$17,543,373

PRO-BLEND® MAXIMUM TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,887,317	$19,789,178	3,240,453	$28,793,291
Shares issued in reorganization[1]	—	—	365,225	3,473,295
Reinvested	594,050	5,821,689	1,080,109	9,517,742
Repurchased	(1,153,478)	(11,909,485)	(5,512,744)	(48,230,214)
Total	1,327,889	$13,701,382	(826,957)	$(6,445,886)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MAXIMUM TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	180,202	$2,617,708	359,286	$4,509,309
Shares issued in reorganization[1]	—	—	2,603,278	34,155,003
Reinvested	207,363	2,871,971	105,321	1,280,754
Repurchased	(468,855)	(6,787,284)	(598,150)	(7,800,737)
Total	(81,290)	$(1,297,605)	2,469,735	$32,144,329

PRO-BLEND® MAXIMUM TERM SERIES CLASS L (FORMERLY CLASS R2)	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	297,241	$3,323,424	816,309	$7,560,757
Reinvested	396,362	4,201,438	585,155	5,570,673
Repurchased	(674,639)	(7,515,348)	(1,554,323)	(14,498,868)
Total	18,964	$9,514	(152,859)	$(1,367,438)

PRO-BLEND® MAXIMUM TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$86
Reinvested	1,010	25,290	1,494	31,891
Repurchased	(246)	(6,426)	(345)	(6,942)
Total	764	$18,864	1,149	$25,035

1See Note 1 regarding the reorganization.

At April 30, 2021, the Advisor and its affiliates owned less than 0.1% of each Series. Investment activities of these shareholders may have a material effect on the respective Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund (with the exception of Credit Series) may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2021 unless extended or renewed. During the six months ended April 30, 2021, none of the Series borrowed under the line of credit.

7.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter

Notes to Financial Statements (continued)
(unaudited)

7.	Financial Instruments and Loan Assignments (continued)

derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms.

The Series may invest in a loan assignment of all or a portion of the loans. A Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. At April 30, 2021, none of the Series held any loan assignments.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2020 were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Ordinary income	$20,618,333	$5,376,172	$9,888,111	$3,437,108
Long-term capital gains	20,242,314	15,869,191	20,152,027	24,754,749

At April 30, 2021, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Cost for federal income tax purposes	$486,210,602	$448,931,173	$609,698,137	$385,793,722
Unrealized appreciation	46,728,594	59,240,675	105,893,891	144,386,330
Unrealized depreciation	(4,465,783)	(4,182,421)	(7,044,260)	(1,921,014)
Net unrealized appreciation	$42,262,811	$55,058,254	$98,849,631	$142,465,316

At October 31, 2020, Pro-Blend® Conservative Term Series had net short-term capital loss carryforwards of $20,529 and long-term capital loss carryforwards of $319,371, respectively, available, to the extent allowed by the Internal Revenue Code, to offset future net capital gain, if any, which may be carried forward indefinitely.

Notes to Financial Statements (continued)
(unaudited)

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Series’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Series’ service providers and disrupt the Series’ operations. Management of the Series will continue to monitor the impact of COVID-19.

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Literature Requests
(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNPRO-04/21-SAR

www.manning-napier.com

Manning & Napier Fund, Inc.

Rainier International Discovery Series

Paper copies of the Series’ shareholder reports are no longer sent by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online. Each time a report is posted on the Series’ website you will be provided with a link to access the report online, either by mail (hard copy notice) or by email, if you have already signed up for electronic delivery of shareholder reports.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Additionally, If you have not yet signed up for electronic delivery of shareholder reports and other Fund communications, you may do so by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

Rainier International Discovery Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING	ENDING	EXPENSES PAID	ANNUALIZED
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*	EXPENSE
	11/1/20	4/30/21	11/1/20 - 4/30/21	RATIO
Class S
Actual	$1,000.00	$1,295.60	$7.97	1.40%
Hypothetical
(5% return before expenses)	$1,000.00	$1,017.85	$7.00	1.40%
Class I
Actual	$1,000.00	$1,296.90	$6.38	1.12%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.24	$5.61	1.12%
Class W
Actual	$1,000.00	$1,303.80	$0.57	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%
Class Z
Actual	$1,000.00	$1,297.90	$5.70	1.00%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Rainier International Discovery Series

Portfolio Composition as of April 30, 2021

(unaudited)

Country Allocation[1,2]

1As a percentage of net assets. [2]Allocations are based on country of risk. [3]Miscellaneous Hong Kong 0.5% Indonesia 0.3% Ireland 0.8% Mexico 0.3%

Sector Allocation[4]

4As a percentage of net assets.

2

Rainier International Discovery Series

Investment Portfolio - April 30, 2021

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 95.2%

Communication Services - 1.3%
Entertainment - 0.4%
Kahoot! ASA (Norway)*	266,854	$2,803,385
Media - 0.9%
Future plc (United Kingdom)	197,010	6,419,342
Total Communication Services		9,222,727
Consumer Discretionary - 11.1%
Auto Components - 0.7%
Schaeffler AG (Germany)	521,685	4,702,168
Hotels, Restaurants & Leisure - 1.6%
Domino’s Pizza Enterprises Ltd. (Australia)	75,227	6,177,799
The Indian Hotels Co. Ltd. (India)	3,627,171	5,441,637
		11,619,436
Household Durables - 2.0%
Countryside Properties plc (United Kingdom)*1	1,014,202	7,268,687
Dixon Technologies India Ltd. (India)*1	120,484	6,821,560
		14,090,247
Internet & Direct Marketing Retail - 1.2%
BHG Group AB (Sweden)*	335,324	6,442,700
HelloFresh SE (Germany)*	27,321	2,266,420
		8,709,120
Leisure Products - 1.5%
MIPS AB (Sweden)[1]	134,982	10,919,032
Multiline Retail - 1.6%
B&M European Value Retail S.A. (United Kingdom)	798,836	6,244,464
Poya International Co. Ltd. (Taiwan)*	240,000	5,226,949
		11,471,413
Specialty Retail - 1.2%
Musti Group OYJ (Finland)	214,748	8,101,713
Textiles, Apparel & Luxury Goods - 1.3%
Li Ning Co. Ltd. (China)	1,147,000	9,308,688
Total Consumer Discretionary		78,921,817
Consumer Staples - 3.2%
Beverages - 3.2%
Royal Unibrew A/S (Denmark)	153,156	18,708,142
Varun Beverages Ltd. (India)	316,825	4,059,845
Total Consumer Staples		22,767,987
Financials - 11.4%
Banks - 4.6%
Bank BTPN Syariah Tbk PT (Indonesia)	9,127,009	2,061,529
Canadian Western Bank (Canada)	346,065	9,516,330
FinecoBank Banca Fineco S.p.A. (Italy)*	451,177	7,760,156
Ringkjoebing Landbobank A/S (Denmark)	69,959	7,111,815
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Sydbank AS (Denmark)	198,724	$5,923,971
		32,373,801
Capital Markets - 4.7%
Avanza Bank Holding AB (Sweden).	329,756	11,836,677
Euronext N.V. (Netherlands)[1]	30,966	3,114,653
flatexDEGIRO AG (Germany)*	40,953	5,244,780
Intermediate Capital Group plc (United Kingdom)	248,115	7,490,553
MLP SE (Germany)	630,409	5,525,158
		33,211,821
Consumer Finance - 0.1%
CreditAccess Grameen Ltd. (India)*	65,676	526,650
Diversified Financial Services - 1.4%
Element Fleet Management Corp. (Canada)	847,751	10,380,061
Thrifts & Mortgage Finance - 0.6%
Aruhi Corp. (Japan)	276,610	4,463,861
Total Financials		80,956,194
Health Care - 12.4%
Biotechnology - 1.4%
Genus plc (United Kingdom)	68,520	4,812,284
PeptiDream, Inc. (Japan)*	93,600	4,006,316
Vaccibody AS (Norway)	127,359	1,239,318
		10,057,918
Health Care Equipment & Supplies - 4.2%
Arjo AB - Class B (Sweden)	1,276,608	12,587,478
Asahi Intecc Co. Ltd. (Japan)	130,100	3,501,884
Cellavision AB (Sweden)	65,326	2,779,551
Revenio Group OYJ (Finland	82,147	5,900,984
Xvivo Perfusion AB (Sweden)*	130,197	5,222,008
		29,991,905
Health Care Technology - 0.8%
Pro Medicus Ltd. (Australia)	163,603	5,943,007
Life Sciences Tools & Services - 2.9%
CELLINK AB - Class B (Sweden)	195,692	11,221,412
Chemometec A/S (Denmark)	44,729	4,858,166
Genovis AB (Sweden)	758,286	4,227,853
		20,307,431
Pharmaceuticals - 3.1%
ALK-Abello A/S (Denmark)*	28,720	12,437,380
Dechra Pharmaceuticals plc (United Kingdom)	71,952	4,008,558
Virbac S.A. (France)*	16,347	5,306,359
		21,752,297
Total Health Care		88,052,558

The accompanying notes are an integral part of the financial statements.

3

Rainier International Discovery Series

Investment Portfolio - April 30, 2021

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials - 34.1%
Aerospace & Defense - 2.2%
CAE, Inc. (Canada)*	322,794	$10,110,702
INVISIO AB (Sweden)	242,163	5,429,395
		15,540,097
Airlines - 0.7%
Wizz Air Holdings plc (Switzerland)*1	73,867	4,999,385
Building Products - 1.0%
Inwido AB (Sweden)	410,246	7,177,318
Commercial Services & Supplies - 0.3%
Prestige International, Inc. (Japan)	312,900	2,079,033
Construction & Engineering - 0.7%
Sweco AB - Class B (Sweden)	277,296	4,930,601
Electrical Equipment - 2.5%
Alfen Beheer B.V. (Netherlands)*1	51,642	4,103,004

Ceres Power Holdings plc (United Kingdom)	182,150	3,366,180
Doosan Fuel Cell Co. Ltd. (South Korea)*	80,226	3,232,763

Voltronic Power Technology Corp. (Taiwan)	146,498	6,658,365
		17,360,312
Machinery - 13.2%
Cargotec OYJ - Class B (Finland)	165,952	9,610,203
Daifuku Co. Ltd. (Japan)	86,400	8,539,988
Interpump Group S.p.A. (Italy)	194,021	10,327,733
Jungheinrich AG (Germany)	137,814	7,209,798
Nabtesco Corp. (Japan)	220,300	9,913,404
SFS Group AG (Switzerland)	44,728	5,765,423
Takeuchi Manufacturing Co. Ltd. (Japan)	368,500	9,933,268
Techtronic Industries Co. Ltd. (Hong Kong)	189,500	3,438,434
THK Co. Ltd. (Japan)	302,100	10,306,035
Trelleborg AB - Class B (Sweden)	210,048	5,464,575
VAT Group AG (Switzerland)[1]	22,930	6,547,990
The Weir Group plc (United Kingdom)*	241,354	6,387,782
		93,444,633
Professional Services - 4.9%
ALS Ltd. (Australia)	1,061,291	8,594,060
IR Japan Holdings Ltd. (Japan)	32,000	4,191,418
Nihon M&A Center, Inc. (Japan)	264,700	6,915,226
Teleperformance (France)	39,714	15,335,338
		35,036,042
Road & Rail - 2.9%
Sixt SE (Germany)*	56,445	7,830,830
TFI International, Inc. (Canada)	147,826	12,952,740
		20,783,570
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors - 5.3%
Electrocomponents plc (United Kingdom)	831,188	$12,233,625
Howden Joinery Group plc (United Kingdom)*	973,561	10,876,135
IndiaMart InterMesh Ltd. (India)*1	61,987	6,640,727
Toromont Industries Ltd. (Canada)	97,214	7,750,862
		37,501,349
Transportation Infrastructure - 0.4%
Grupo Aeroportuario del Sureste S.A.B.
de C.V. - Class B (Mexico)*	150,261	2,544,579
Total Industrials		241,396,919
Information Technology - 14.5%
Electronic Equipment, Instruments & Components -2.7%
Anritsu Corp. (Japan)	212,600	4,130,730
Halma plc (United Kingdom)	129,334	4,621,440
Oxford Instruments plc (United Kingdom)	174,099	5,231,688
Sinbon Electronics Co. Ltd. (Taiwan)	544,000	5,040,210
		19,024,068
IT Services - 1.5%
Keywords Studios plc (Ireland)*	146,800	5,486,094
NET One Systems Co. Ltd. (Japan)	28,716	939,966
NHN KCP Corp. (South Korea)*	95,135	4,354,631
		10,780,691
Semiconductors & Semiconductor Equipment - 5.8%
ASPEED Technology, Inc. (Taiwan)	84,000	6,270,188
eMemory Technology, Inc. (Taiwan	116,000	4,229,380
Koh Young Technology, Inc. (South Korea)	260,545	6,490,656
Melexis N.V. (Belgium)	69,460	7,561,441
Nordic Semiconductor ASA (Norway)*	310,140	7,644,746
SOITEC (France)*	45,438	9,175,546
		41,371,957
Software - 4.5%
The Descartes Systems Group, Inc. (Canada)*	73,190	4,682,040
dotdigital group plc (United Kingdom	104,344	273,821
Fortnox AB (Sweden).	79,447	4,072,978
Freee KK (Japan)*	38,500	3,246,314
Netcompany Group A/S (Denmark)[1]	104,919	10,942,375
QT Group OYJ (Finland)	33,048	3,909,882
Sinch AB (Sweden)*1	27,944	4,363,931
		31,491,341
Total Information Technology		102,668,057

The accompanying notes are an integral part of the financial statements.

4

Rainier International Discovery Series

Investment Portfolio - April 30, 2021

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Materials - 4.5%
Chemicals - 1.6%
Corbion N.V. (Netherlands)	125,688	$7,360,549
SK Materials Co. Ltd. (South Korea)	13,969	4,208,998
		11,569,547
Metals & Mining - 2.9%
APL Apollo Tubes Ltd. (India)*	201,609	3,540,467
Lynas Rare Earths Ltd. (Australia)*	1,381,156	5,816,175
Mitsui Mining & Smelting Co. Ltd. (Japan)	119,000	4,050,999
OZ Minerals Ltd. (Australia)	384,975	7,023,540
		20,431,181
Total Materials		32,000,728
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Katitas Co. Ltd. (Japan)	149,400	4,475,735
Utilities - 2.1%
Independent Power and Renewable Electricity Producers - 2.1%
Boralex, Inc. - Class A (Canada)	149,546	4,793,648
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Utilities (continued)
Independent Power and Renewable Electricity Producers
(continued)
ERG S.p.A. (Italy)	146,119	$4,367,931
Innergex Renewable Energy, Inc. (Canada)	308,580	5,272,082
Total Utilities		14,433,661
TOTAL COMMON STOCKS
(Identified Cost $452,025,545)		674,896,383

SHORT-TERM INVESTMENT - 3.9%

Dreyfus Government Cash Management,
Institutional Shares, 0.03%[2]
(Identified Cost $27,506,417)	27,506,417	27,506,417

RIGHTS - 0.0%##

Financials - 0.0%##
Capital Markets - 0.0%##
Euronext N.V. (Expires 05/10/2021) (Netherlands)*
(Identified Cost $–)	30,966	362,981
TOTAL INVESTMENTS - 99.1%
(Identified Cost $479,531,962)		702,765,781
OTHER ASSETS, LESS LIABILITIES -0.9%		6,068,150
NET ASSETS - 100%		$708,833,931

*Non-income producing security.
## Less than 0.1%.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $65,721,344, which represented 9.3% of the Series’ Net Assets.

2Rate shown is the current yield as of April 30, 2021.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Sweden - 13.6%, Japan - 11.4% and United Kingdom - 11.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Rainier International Discovery Series

Statement of Assets and Liabilities

April 30, 2021 (unaudited)

ASSETS:

Investments, at value (identified cost $479,531,962) (Note 2)	$702,765,781
Foreign currency, at value (identified cost $495,105)	494,855
Receivable for securities sold	6,119,564
Receivable for fund shares sold	2,645,207
Dividends receivable	839,278
Foreign tax reclaims receivable	512,905
Prepaid and other expenses	52,067

TOTAL ASSETS	713,429,657

LIABILITIES:

Accrued management fees (Note 3)	489,995
Accrued sub-transfer agent fees (Note 3)	87,380
Accrued fund accounting and administration fees (Note 3)	41,579
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	10,109
Accrued Chief Compliance Officer service fees (Note 3)	1,980
Accrued foreign capital gains tax (Note 2)	1,029,811
Payable for fund shares repurchased	2,001,023
Payable for securities purchased	815,207
Other payables and accrued expenses	118,642

TOTAL LIABILITIES	4,595,726

TOTAL NET ASSETS	$708,833,931

NET ASSETS CONSIST OF:

Capital stock	$214,565
Additional paid-in-capital	418,229,045
Total distributable earnings	290,390,321

TOTAL NET ASSETS	$708,833,931

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($49,544,136/1,519,426 shares)	$32.61

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($269,406,485/8,158,092 shares)	$33.02

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($30,351,919/920,224 shares)	$32.98

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($359,531,391/10,858,746 shares)	$33.11

The accompanying notes are an integral part of the financial statements.

6

Rainier International Discovery Series

Statement of Operations

For the Six Months Ended April 30, 2021 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $467,452)	$2,921,637

EXPENSES:

Management fees (Note 3)	2,829,729
Sub-transfer agent fees (Note 3)	124,506
Fund accounting and administration fees (Note 3)	81,837
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	55,720
Directors’ fees (Note 3)	32,924
Chief Compliance Officer service fees (Note 3)	2,982
Custodian fees	100,714
Recoupment of past waived and/or reimbursed fees	7,433
Miscellaneous	196,767

Total Expenses	3,432,612
Less reduction of expenses (Note 3)	(186,674)

Net Expenses	3,245,938

NET INVESTMENT LOSS	(324,301)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	74,343,878
Foreign currency and translation of other assets and liabilities	(306,317)

74,037,561
Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $927,524)	83,606,208
Foreign currency and translation of other assets and liabilities	5,498

83,611,706

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	157,649,267

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$157,324,966

The accompanying notes are an integral part of the financial statements.

7

Rainier International Discovery Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	4/30/21	YEAR ENDED
	(UNAUDITED)	10/31/20
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment (loss)	$(324,301)	$(474,792)
Net realized gain (loss) on investments and foreign currency	74,037,561	45,150,643
Net change in unrealized appreciation (depreciation) on investments and foreign currency.	83,611,706	61,667,226
Net increase (decrease) from operations	157,324,966	106,343,077

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(736,874)	–
Class I	(3,609,202)	(446,459)
Class W	(694,385)	(188,339)
Class Z	(5,577,585)	(909,875)
Total distributions to shareholders	(10,618,046)	(1,544,673)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	42,586,512	(34,488,974)

Net increase (decrease) in net assets	189,293,432	70,309,430

NET ASSETS:

Beginning of period	519,540,499	449,231,069

End of period	$708,833,931	$519,540,499

The accompanying notes are an integral part of the financial statements.

8

Rainier International Discovery Series

Financial Highlights - Class S*1

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS						FOR THE
	ENDED						PERIOD		FOR THE
	4/30/21						4/1/17 to		YEAR ENDED
	(UNAUDITED)		10/31/20		10/31/19	10/31/18	10/31/17		3/31/17
Per share data (for a share
outstanding throughout each period):
Net asset value - Beginning of period	$25.62		$20.41		$18.83	$20.61	$16.44		$15.93
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.07)		(0.11)		(0.07)	(0.01)	0.02		(0.02)
Net realized and unrealized gain (loss) on investments	7.57		5.32		1.67	(1.77)	4.15		0.53
Total from investment operations	7.50		5.21		1.60	(1.78)	4.17		0.51
Less distributions to shareholders:
From net investment income	—		—		(0.02)	—	—		—
From net realized gain on investments	(0.51)		—		—	—	—		—
Total distributions to shareholders	(0.51)		—		(0.02)	—	—		—
Net asset value - End of period	$32.61		$25.62		$20.41	$18.83	$20.61		$16.44
Net assets - End of period (000’s omitted)	$49,544		$36,577		$39,387	$193,071	$120,399		$78,260
Total return[3]	29.56%		25.53%		8.53%	(8.64% )	25.36%		3.14%

Ratios (to average net assets)/ Supplemental Data:
Expenses**	1.40%	[4]	1.40%		1.40%	1.40%	1.49%	[4,5]	1.51%	[5]
Net investment income (loss)	(0.47%	)[4]	(0.48%	)	(0.36% )	(0.05% )	0.20%	[4]	(0.12%	)
Series portfolio turnover	46%		91%		102%	73%	46%		123%

*Effective March 1, 2019, Class K shares of the Series have been redesignated as Class S Shares.

**The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.00%	[4,6]	0.05%	0.04%	0.03%	0.21%	[4]	0.14%

1Rainier International Discovery Fund (“the Predecessor Fund”) transferred its assets and liabilities to the Series at the close of business on August 21, 2017. Because the Series had no investment operations prior to the Reorganization, and based on the similarity of the Series to the Predecessor Fund, the Predecessor Fund is treated as the survivor for accounting and performance reporting purposes. Class S shares of the Series (formerly Class K) were formerly Class A shares of the Predecessor Fund.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratio exceeds expense limitation due to recognition of expenses related to the Reorganization of the Fund. The majority of the expenses incurred by the Series in connection with the reorganization were paid by the Advisor. The Series paid certain expenses, including half of the cost of the proxy, such as printing and solicitation, and all of the legal fees incurred in connection to the reorganization.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

9

Rainier International Discovery Series

Financial Highlights - Class I1

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/21 (UNAUDITED)		10/31/20	10/31/19	10/31/18	FOR THE PERIOD 4/1/17 to 10/31/17		FOR THE YEAR ENDED 3/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$25.91		$20.64	$19.04	$20.81	$16.58		$16.02
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.03)		(0.05)	0.06	0.07	0.05		0.00	[3]
Net realized and unrealized gain (loss) on investments	7.65		5.38	1.61	(1.81)	4.18		0.56
Total from investment operations	7.62		5.33	1.67	(1.74)	4.23		0.56
Less distributions to shareholders:
From net investment income	—		(0.06)	(0.07)	(0.03)	—		—
From net realized gain on investments	(0.51)		—	—	—	—		—
Total distributions to shareholders	(0.51)		(0.06)	(0.07)	(0.03)	—		—
Net asset value - End of period	$33.02		$25.91	$20.64	$19.04	$20.81		$16.58
Net assets - End of period (000’s omitted)	$269,406		$174,435	$154,009	$161,390	$189,955		$114,487
Total return[4]	29.69%		25.88%	8.81%	(8.38% )	25.51%		3.43%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.12%	[5]	1.15%	1.14%	1.12%	1.24%	[5,6]	1.26%	[6]
Net investment income (loss)	(0.18%	)[5]	(0.22% )	0.31%	0.30%	0.41%	[5]	0.01%
Series portfolio turnover	46%		91%	102%	73%	46%		123%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.00%	[7]	0.03%	N/A	0.11%	[5]	0.07%

1 Rainier International Discovery Fund (“the Predecessor Fund”) transferred its assets and liabilities to the Series at the close of business on August 21, 2017. Because the Series had no investment operations prior to the Reorganization, and based on the similarity of the Series to the Predecessor Fund, the Predecessor Fund is treated as the survivor for accounting and performance reporting purposes. Class I shares of the Series were formerly Institutional shares of the Predecessor Fund.

2 Calculated based on average shares outstanding during the periods.

3 Less than $0.01.

4 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5 Annualized.

6 Expense ratio exceeds expense limitation due to recognition of expenses related to the Reorganization of the Fund. The majority of the expenses incurred by the Series in connection with the reorganization were paid by the Advisor. The Series paid certain expenses, including half of the cost of the proxy, such as printing and solicitation, and all of the legal fees incurred in connection to the reorganization.

7 Less than 0.01%

The accompanying notes are an integral part of the financial statements.

10

Rainier International Discovery Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 4/30/21 (UNAUDITED)	FOR THE YEAR ENDED 10/31/20	FOR THE PERIOD 3/1/19[1] TO 10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$25.93	$20.59	$19.34
Income from investment operations:
Net investment income[2]	0.12	0.19	0.22
Net realized and unrealized gain (loss) on investments	7.65	5.36	1.03
Total from investment operations	7.77	5.55	1.25
Less distributions to shareholders:
From net investment income	(0.21)	(0.21)
From net realized gain on investments	(0.51)	—	—
Total distributions to shareholders	(0.72)	(0.21)	—
Net asset value - End of period	$32.98	$25.93	$20.59
Net assets - End of period (000’s omitted)	$30,352	$24,962	$18,095
Total return[3]	30.38%	27.17%	6.46%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [4]	0.10%	0.10%	[4]
Net investment income	0.81% [4]	0.84%	1.65%	[4]
Series portfolio turnover	46%	91%	102%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.93%	[4]	0.97%	1.00%	[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

The accompanying notes are an integral part of the financial statements.

11

Rainier International Discovery Series

Financial Highlights - Class Z*

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/21 (UNAUDITED)		10/31/20	10/31/19	10/31/18	FOR THE PERIOD 8/21/17[1] to 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$25.96		$20.67	$19.06	$20.82	$19.40
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)		(0.01)	0.09	0.03	0.01
Net realized and unrealized gain (loss) on investments	7.67		5.38	1.61	(1.75)	1.41
Total from investment operations	7.66		5.37	1.70	(1.72)	1.42
Less distributions to shareholders:
From net investment income	—		(0.08)	(0.09)	(0.04)	—
From net realized gain on investments	(0.51)		—	—	—	—
Total distributions to shareholders	(0.51)		(0.08)	(0.09)	—	—
Net asset value - End of period	$33.11		$25.96	$20.67	$19.06	$20.82
Net assets - End of period (000’s omitted)	$359,531		$283,566	$237,740	$168,789	$21
Total return[3]	29.79%		26.06%	8.99%	(8.29% )	7.32%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.00%	[4]	1.00%	1.00%	1.00%	1.00%	[4]
Net investment income (loss)	(0.08%	)[4]	(0.05% )	0.48%	0.16%	0.14%	[4]
Series portfolio turnover	46%		91%	102%	73%	46%

*Effective August 21, 2018, Class R6 shares of the Series have been redesignated as Class Z shares.

**The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.03%	[4]	0.07%	0.08%	0.04%	0.17%	[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

The accompanying notes are an integral part of the financial statements

12

Rainier International Discovery Series

Notes to Financial Statements
(unaudited)

1.	Organization

Rainier International Discovery Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to seek long-term capital appreciation.

The Series is authorized to issue four classes of shares (Class S, I, W and Z). Each class is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2021, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as Rainier International Discovery Series Class I common stock, Rainier International Discovery Series Class S (formerly Class K) common stock, Rainier International Discovery Series Class W common stock and Rainier International Discovery Series Class Z (formerly Class R6) common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities

13

Rainier International Discovery Series

Notes to Financial Statements (continued)
(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is applied as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL 1	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$9,222,727	$—	$9,222,727	$—
Consumer Discretionary	78,921,817	—	78,921,817	—
Consumer Staples	22,767,987	—	22,767,987	—
Financials	80,956,194	19,896,391	61,059,803	—
Health Care	88,052,558	—	88,052,558	—
Industrials	241,396,919	33,358,883	208,038,036	—
Information Technology	102,668,057	4,682,040	97,986,017	—
Materials	32,000,728	—	32,000,728	—
Real Estate	4,475,735	—	4,475,735	—
Utilities	14,433,661	10,065,730	4,367,931	—
Rights	362,981	—	362,981	—
Short-Term Investment	27,506,417	27,506,417	—	—
Total assets	$702,765,781	$95,509,461	$607,256,320	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2020 or April 30, 2021.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

14

Rainier International Discovery Series

Notes to Financial Statements (continued)
(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2021, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the year ended March 31, 2017, the period ended October 31, 2017 and the years ended October 31, 2018 through October 31, 2020. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is

15

Rainier International Discovery Series

Notes to Financial Statements (continued)
(unaudited)

2	Significant Accounting Policies (continued)

Indemnifications (continued)

unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Series’ average daily net assets. The investment sub-advisor of the Series is Rainier Investment Management, LLC (“Rainier” or the “Sub-Advisor”). The Advisor pays the Sub-Advisor out of the fee received from the Series at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor maintain the Series’ organization and select and oversee the Sub-Advisor, who provides the Series with advice and assistance in the choice of investments and the execution of securities transactions. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor and/or Sub-Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor and/or SubAdvisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S shares and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 1.15% of the average daily net assets of the Class I and Class S shares, 1.00% of the average daily net assets of the Class Z shares, and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

16

Rainier International Discovery Series

Notes to Financial Statements (continued)
(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to these agreements, the Advisor waived $128,485 in management fees for Class W shares for the six months ended April 30, 2021. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $1,026, $4,577 and $52,586 for Class S, Class W, and Class Z shares, respectively, for the six months ended April 30, 2021. These amounts are included as a reduction of expenses on the Statement of Operations.

For the six months ended April 30, 2021, the Advisor recouped the following waivers and/or reimbursements previously recorded by the Series:

CLASS	RECOUPED AMOUNT
Class I	$7,433

As of April 30, 2021, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRES OCTOBER 31,
	2022	2023	2024
Class S	$21,581	$17,196	$1,026
Class I	36,787	6,900	—
Class W	9,606	14,579	4,577
Class Z	149,233	172,344	52,586

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2021, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $295,971,884 and $278,585,028, respectively. There were no purchases or sales of U.S. Government securities.

17

Rainier International Discovery Series

Notes to Financial Statements (continued)
(unaudited)

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Rainier International Discovery Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	300,449	$9,161,875	579,471	$12,599,423
Reinvested	25,327	724,600	—	—
Repurchased	(234,013)	(7,214,333)	(1,081,951)	(22,724,547)
Total	91,763	$2,672,142	(502,480)	$(10,125,124)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,455,205	$75,638,216	1,898,683	$43,505,520
Reinvested	114,986	3,327,704	18,082	394,018
Repurchased	(1,145,477)	(35,235,923)	(2,645,087)	(56,494,016)
Total	1,424,714	$43,729,997	(728,322)	$(12,594,478)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	59,199	$1,861,709	209,873	$4,926,137
Reinvested	24,111	694,385	8,711	188,339
Repurchased	(125,668)	(3,932,952)	(134,887)	(3,355,984)
Total	(42,358)	$(1,376,858)	83,697	$1,758,492

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/21		FOR THE YEAR ENDED 10/31/20
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,768,594	$54,426,536	2,892,412	$65,335,375
Reinvested	90,238	2,617,798	16,182	352,926
Repurchased	(1,924,332)	(59,483,103)	(3,485,927)	(79,216,165)
Total	(65,500)	$(2,438,769)	(577,333)	$(13,527,864)

At April 30, 2021, one shareholder account owned 17.7% of the Series. In addition, the Advisor and its affiliates owned less than 0.1% of the Series. Investment activities of these shareholders may have a material effect on the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund (with the exception of Credit Series) may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2021 unless extended or renewed. During the six months ended April 30, 2021, the Series did not borrow under the line of credit.

18

Rainier International Discovery Series

Notes to Financial Statements (continued)
(unaudited)

7.	Financial Instruments

The Series may trade in instruments including futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2021.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2020 were as follows:

Ordinary income	$1,544,673

At April 30, 2021, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$482,157,808
Unrealized appreciation	223,484,747
Unrealized depreciation	(2,876,774)
Net unrealized appreciation	$220,607,973

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Series’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Series’ service providers and disrupt the Series’ operations. Management of the Series will continue to monitor the impact of COVID-19.

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Rainier International Discovery Series

Literature Requests
(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNIDS-04/21-SAR

22

(b)	Not applicable.

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants

Not applicable.

Item 6: Investments

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.
(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed- End Management Investment Companies

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/Paul J. Battaglia
Paul J. Battaglia
President & Principal Executive Officer
Manning & Napier Fund, Inc.

Date:	6/24/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Paul J. Battaglia
Paul J. Battaglia
President & Principal Executive Officer
Manning & Napier Fund, Inc.

Date:	6/24/21

/s/Troy M. Statczar
Troy M. Statczar
Treasurer and Principal Financial Officer
Manning & Napier Fund, Inc.

Date:	6/24/21